As filed with the Securities and Exchange Commission on May 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
 (Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
Summit Investment Partners, Inc.
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
 (Name and address of agent for service)

(513) 632-1600
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit Zenith Portfolio
	Shares	Value
COMMON STOCKS - 97.2%
Consumer Discretionary - 10.1%
CBS Corporation	29,174	$644,162
Comcast Corp. (a)	44,700	864,498
Gannett Co, Inc.	24,500	711,725
Honda Motor Co. Ltd. - ADR (d)	37,500	1,080,375
News Corp. - Class B	29,500	561,680
Sony Corp. - ADR (d)	14,200	568,994
Time Warner, Inc.	41,600	583,232
		5,014,666
Consumer Staples - 9.1%
Altria Group, Inc.	14,100	313,020
CVS Caremark Corp.	11,800	478,018
Kraft Foods, Inc. - Class A	34,872	1,081,381
Philip Morris International, Inc. (a)	14,100	713,178
Unilever NV - ADR (d)	23,800	802,774
Wal-Mart Stores, Inc.	21,400	1,127,352
		4,515,723
Energy - 14.3%
Anadarko Petroleum Corp.	3,000	189,090
Chevron Corp.	12,940	1,104,558
ConocoPhillips	15,442	1,176,835
Devon Energy Corp.	13,800	1,439,754
Nabors Industries Ltd. (a) (d)	24,100	813,857
Royal Dutch Shell Plc - ADR	17,800	1,227,844
Spectra Energy Corp.	50,072	1,139,138
		7,091,076
Financials - 22.4%
AllianceBernstein Holding LP	15,200	963,376
The Allstate Corp.	20,800	999,648
Bank of America Corp.	26,484	1,004,008
Bank of New York Mellon Corp.	18,549	774,050
Capital One Financial Corp.	9,300	457,746
Citigroup, Inc.	32,100	687,582
Discover Financial Services (d)	25,250	413,342
Genworth Financial, Inc.	41,100	930,504
Hartford Financial Services Group, Inc.	10,700	810,739
J.P. Morgan Chase & Co.	16,904	726,027
Legg Mason, Inc.	17,100	957,258
MetLife, Inc.	4,500	271,170
Morgan Stanley	13,600	621,520
The Travelers Companies, Inc.	13,500	645,975
Wells Fargo & Co.	27,800	808,980
		11,071,925
Health Care - 11.0%
Covidien Ltd.	16,075	711,319
GlaxoSmithKline Plc - ADR	23,800	1,009,834
Johnson & Johnson	15,600	1,011,972
Pfizer, Inc.	55,700	1,165,801
UnitedHealth Group, Inc.	23,400	804,024
WellPoint, Inc. (a)	16,800	741,384
		5,444,334
Industrials - 10.1%
3M Co.	12,400	981,460
Boeing Co.	3,300	245,421
Caterpillar, Inc.	18,300	1,432,707
General Electric Co.	29,000	1,073,290
Ingersoll-Rand Co. Ltd.	11,700	521,586
Tyco International Ltd.	17,275	760,964
		5,015,428
Materials - 3.1%
The Dow Chemical Co.	29,500	1,087,075
Newmont Mining Corp. (d)	9,600	434,880
		1,521,955
Technology - 8.7%
Cisco Systems, Inc. (a)	43,500	1,047,915
International Business Machines Corp.	6,200	713,868
Microsoft Corp.	15,100	428,538
Motorola, Inc.	85,900	798,870
Nokia Corp. - ADR (d)	20,500	652,515
Tyco Electronics Ltd.	19,175	658,086
		4,299,792

Utilities - 8.4%
AT&T, Inc.	22,500	861,750
Citizens Communications Co. (d)	58,800	616,812
Duke Energy Corporation (d)	58,144	1,037,870
Southern Co.	23,500	836,835
Sprint Nextel Corp.	63,800	426,822
Verizon Communications, Inc.	9,700	353,565
		4,133,654

TOTAL COMMON STOCKS (Cost $49,230,963)		48,108,553

SHORT TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%
Northern U.S. Government Select Money Market Fund	1,622,694	1,622,694
TOTAL SHORT TERM INVESTMENTS (Cost $1,622,694)		1,622,694
Total Investments (Cost $50,853,657) (b) - 100.5%		49,731,247
Northern Institutional Liquid Assets Portfolio (c) - 12.4%		6,157,162
Liabilities in Excess of Other Assets - (12.9)%		(6,374,156)
TOTAL NET ASSETS - 100.0%		$49,514,253

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $50,862,641, and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $6,368,253 and ($7,499,647), respectively, with a net appreciation / (depreciation)
of ($1,131,394).
(c)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $6,007,773, $6,157,162, and $0 respectively.
(d)	All or a portion of the security is out on loan.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ 55,888,409
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$ 55,888,409

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit Bond Portfolio

	Shares	Value
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Avado Brands, Inc. (a) (g) (i)	1,601	$16
Intermet Corp. (a) (g) (i)	1,574	1,574
		1,590
TOTAL COMMON STOCKS (Cost $61,180)		1,590

PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
ION Media Networks, Inc.12.0% Payment-in-Kind Dividend (b) (g) (i)	1	896
TOTAL PREFERRED STOCKS (Cost $10,207)		896
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.2%
America West Airlines, Inc. AMBAC Insured
7.100%, 10/02/2022	$196,357	$192,429
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	170,000	134,132
Centex Home Equity
Series 2001-B, 7.860%, 07/25/2032	40,168	27,800
First Franklin Mortgage
Series 2003-FF2, 7.795%, 07/25/2033	35,319	14,547
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (g) (h) (i)	27,324	151
Lincoln National Corp.
6.500%, 04/20/2017 (c)	225,000	196,723
TOTAL ASSET BACKED SECURITIES (Cost $696,442)		565,782

CORPORATE BONDS - 39.3%
Consumer Discretionary - 4.3%
General Motors Corp.
7.700%, 04/15/2016	50,000	36,500
Idearc, Inc.
8.000%, 11/15/2016	50,000	32,375
Intcomex, Inc.
11.750%, 01/15/2011 (e)	125,000	122,188
ION Media Networks, Inc.
11.000%, 07/31/2013 (b) (g)	167,909	46,595
MDC Holdings, Inc.
5.500%, 05/15/2013	150,000	142,797
NVR, Inc.
5.000%, 06/15/2010	210,000	208,777
R. H. Donnelley Corp.
6.875%, 01/15/2013	125,000	76,250
TCI Communications, Inc.
8.750%, 08/01/2015	230,000	260,172
Thomson Reuters Corp.
6.200%, 01/05/2012	200,000	204,210
		1,129,864
Consumer Staples - 1.6%
Constellation Brands, Inc.
7.250%, 09/01/2016 (e)	125,000	121,562
Del Monte Corp.
6.750%, 02/15/2015 (e)	62,000	59,365
Tesco Plc
5.500%, 11/15/2017 (b)	230,000	234,632
		415,559
Energy - 3.9%
Chesapeake Energy Corp.
6.625%, 01/15/2016 (e)	125,000	122,500
Complete Production Services, Inc.
8.000%, 12/15/2016	125,000	120,000
Encore Acquisition Co.
7.250%, 12/01/2017	75,000	71,625
Energy Future Holdings Corp.
1.875%, 11/01/2017 (b)	125,000	126,250
Peabody Energy Corp.
7.375%, 11/01/2016	125,000	129,375
Pioneer Natural Resources Co.
6.650%, 03/15/2017	125,000	118,312
Plains All American Pipeline LP
4.750%, 08/15/2009	250,000	252,961
Range Resources Corp.
7.375%, 07/15/2013	39,000	39,585
7.500%, 05/15/2016	25,000	25,625
		1,006,233
Financials - 9.1%
AXA SA
5.362%, 02/06/2049 (c) (g)	450,000	234,000
Bank of America Corp.
5.750%, 12/01/2017	150,000	155,226
Bank of New York Mellon
4.950%, 11/01/2012	175,000	179,301
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	230,000	246,632
Health Care REIT, Inc.
8.000%, 09/12/2012	250,000	258,186
iStar Financial, Inc.
5.950%, 10/15/2013	230,000	167,900
Landsbanki Islands HF
6.100%, 08/25/2011 (b)	230,000	200,940
Prime Property Fund, Inc.
5.500%, 01/15/2014 (b)	150,000	141,507
Vale Overseas Ltd.
6.250%, 01/23/2017	225,000	224,073
Ventas Realty LP
7.125%, 06/01/2015	37,000	36,723
Wells Fargo & Co
4.375%, 01/31/2013	230,000	228,822
WMC Finance USA Ltd.
5.125%, 05/15/2013	200,000	204,016
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	100,000	96,577
		2,373,903
Health Care - 2.3%
Abbott Laboratories
5.600%, 11/30/2017	230,000	240,626
Community Health Systems, Inc.
8.875%, 07/15/2015	63,000	63,236
DaVita, Inc.
7.250%, 03/15/2015 (e)	31,000	30,225
HCA, Inc.
9.250%, 11/15/2016	125,000	129,688
Unitedhealth Group, Inc.
6.000%, 11/15/2017	150,000	146,463
		610,238
Industrials - 6.5%
American Railcar Industries, Inc.
7.500%, 03/01/2014	25,000	22,000
Ametek, Inc.
7.200%, 07/15/2008	250,000	252,546
Aramark Corp.
8.500%, 02/01/2015 (e)	100,000	100,250
Caterpillar, Inc.
5.700%, 08/15/2016	230,000	242,007
DRS Technologies, Inc.
7.625%, 02/01/2018 (e)	32,000	32,000
Hertz Corp.
8.875%, 01/01/2014	50,000	47,375
Honeywell International, Inc.
5.300%, 03/01/2018	230,000	235,690
Joy Global, Inc.
6.000%, 11/15/2016	225,000	226,033
Kansas City Southern De Mexico
7.375%, 06/01/2014 (b)	50,000	46,125
Raytheon Co.
5.500%, 11/15/2012	230,000	245,449
United Parcel Service, Inc.
5.500%, 01/15/2018	230,000	242,987
		1,692,462
Information Technology - 1.8%
Cisco Systems, Inc.
5.500%, 02/22/2016	230,000	237,959
Hewlett Packard Co.
5.500%, 03/01/2018	150,000	153,678
Iron Mountain, Inc.
7.750%, 01/15/2015 (e)	75,000	75,375
		467,012
Manufacturing - 0.3%
Petroplus Finance Ltd.
7.000%, 05/01/2017 (b) (e)	100,000	89,250
Materials - 1.6%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	100,000	106,125
The Mosaic Co.
7.875%, 12/01/2016 (b) (c)	100,000	107,500
Smurfit-Stone Container Corporation
8.000%, 03/15/2017 (e)	100,000	84,000
Warnaco, Inc.
8.875%, 06/15/2013	100,000	103,750
		401,375
Telecommunication Services - 5.7%
America Movil SAB de CV
5.625%, 11/15/2017	230,000	227,381
AT&T, Inc.
5.500%, 02/01/2018	230,000	225,202
Citizens Communications Co.
6.250%, 01/15/2013	125,000	113,125
Intelsat Bermuda Ltd.
11.250%, 06/15/2016	100,000	101,375
iPCS, Inc.
7.481%, 05/01/2013 (c)	175,000	134,750
Lin Television Corp.
6.500%, 05/15/2013 (e)	125,000	115,938
Qwest Communications International, Inc. (c)
7.500%, 02/15/2014	125,000	117,500
Verizon Communications
5.500%, 02/15/2018	350,000	340,888
Windstream Corp.
8.625%, 08/01/2016	100,000	98,250
		1,474,409

Utilities - 2.2%
Edison Mission Energy
7.500%, 06/15/2013 (e)	125,000	128,125
Exelon Corp.
6.750%, 05/01/2011	230,000	242,693
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	48,954	53,213
NSTAR Electric Co.
5.625%, 11/15/2017 (e)	150,000	157,313
		581,344
TOTAL CORPORATE BONDS (Cost $10,723,975)		10,241,649
MORTGAGE BACKED SECURITIES - 46.0%
Banc of America Alternative Loan Trust
Series 2003-6, 4.750%, 08/25/2018	271,908	217,007
Series 2003-8, 4.750%, 10/25/2018	114,782	85,127
Banc of America Funding Corp.
Series 2003-2, 6.382%, 06/25/2032	195,961	178,046
Banc of America Mortgage Securities
Series 2004-7, 4.797%, 08/25/2019	253,589	226,291
Series 2001-4, 6.750%, 03/20/2031	151,171	150,901
Series 2002-G, 7.235%, 06/20/2032	49,100	47,792
Series 2004-6, 5.500%, 07/25/2034	149,392	144,386
Citicorp Mortgage Securities, Inc.
Series 2003-10, 4.500%, 11/25/2018	734,798	727,450
Countrywide Home Loans
Series 2003-58, 4.574%, 02/19/2034	342,194	338,079
Series 2006-6, 6.000%, 04/25/2036	341,651	246,416
Series 2007-5, 5.750%, 05/25/2037	396,785	320,543
Credit Suisse Mortgage Capital Corporation
Series 2006-4, 5.745%, 05/25/2036	213,575	132,770
Pool #2007-7, 6.080%, 03/25/2038	923,513	477,125
CS First Boston Mortgage Securities Corp.
Series 2004-6, 4.756%, 09/25/2019	244,569	187,357
Fannie Mae
Series 94-019, 5.000%, 01/25/2024	63,103	63,706
Fannie Mae Pool
Pool #254438, 5.500%, 08/01/2009	74,853	76,122
Pool #555638, 5.000%, 11/01/2009	193,593	196,671
Pool #254643, 5.500%, 01/01/2010	115,004	116,954
Pool #555520, 5.500%, 02/01/2010	38,802	39,460
Pool #254340, 5.500%, 05/01/2012	72,359	74,303
Pool #545015, 6.000%, 06/01/2016	84,916	87,650
Pool #727360, 5.500%, 08/01/2018	610,017	625,825
Pool #481582, 6.500%, 02/01/2029	41,621	43,527
Freddie Mac
Series 2931, 5.000%, 11/15/2028	649,048	663,115
Freddie Mac Pool
Pool #G0-1740, 5.500%, 12/01/2034	2,385,672	2,415,005
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	103,085	104,611
Pool #E9-9160, 4.500%, 09/01/2018	1,553,617	1,551,577
Pool #C7-6658, 5.000%, 02/01/2033	73,299	72,790
Ginnie Mae I Pool
Pool #44670, 6.500%, 10/15/2028	54,644	57,159
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250%, 04/25/2034	102,770	101,745
Lehman Mortgage Trust
Series 2005-2, 5.573%, 12/25/2035	393,892	162,735
MASTR Alternative Loans Trust
Series 2003-2, 6.834%, 03/25/2033	197,562	142,516
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	50,262	49,489
Morgan Stanley Capital I
Series 2007-IQ14, 5.692%, 04/15/2049	300,000	295,396
Residential Accredit Loans, Inc.
Series 2005-QS14, 5.250%, 09/25/2020 (i)	287,993	252,540
Series 2002-QS16, 5.750%, 10/25/2017	141,727	113,546
Residential Funding Mortgage Securities
Series 2003-S20, 4.750%, 12/25/2018	268,385	204,466
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.114%, 09/25/2033	178,374	176,748
Structured Asset Securities Corp.
Series 2003-20, 5.390%, 07/25/2033	277,055	201,808
WaMu Mortgage Pass-Through Certificates
Series 2005-AR7, 4.951%, 08/25/2035	141,449	139,832
Washington Mutual Mortgage Pass-Through Certificates
Series 2002-MS11, 5.250%, 12/25/2017	368,443	358,601
Series 2003-MS4, 5.766%, 02/25/2033 (b)	161,225	122,667
TOTAL MORTGAGE BACKED SECURITIES (Cost $12,606,797)		11,989,854
U.S. TREASURY OBLIGATIONS - 9.2%
U.S. Treasury Bonds - 0.8%
4.500%, 02/15/2036 (e)	200,000	206,609
U.S. Treasury Notes - 8.4%
3.375%, 11/30/2012 (e)	550,000	572,988
4.250%, 11/15/2014 (e)	545,000	595,924
4.500%, 11/15/2015 (e)	575,000	635,420
3.500%, 02/15/2018 (e)	380,000	382,197
		2,186,529
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,325,772)		2,393,138
	Shares	Value
SHORT TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
Northern U.S. Government Select Money Market Fund	495,424	$495,424
TOTAL SHORT TERM INVESTMENTS (Cost $495,424)		495,424
Total Investments (Cost $26,919,797) (d) - 98.6%		25,688,333
Northern Institutional Liquid Assets Portfolio (f) - 14.2%		3,709,755
Liabilities in Excess of Other Assets - (12.8)%		(3,329,006)
TOTAL NET ASSETS - 100.0%		$26,069,082

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Variable rate security.
(d)	For federal income tax purposes, cost is $26,928,143 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $362,457 and ($1,602,267), respectively, with a net appreciation / (depreciation)
of ($1,239,810).
(e) All or a portion of the security is out on loan.
(f)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $3,515,438, $3,709,755, and $1,560, respectively.
(g)	Security is considered illiquid. The aggregate value of such securities is $283,232 or 1.1% of total net assets.
(h) Security in default.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ 6,598,317
Level 2 - Other significant observable inputs	22,544,594
Level 3 - Significant unobservable inputs	255,177
Total	$ 29,398,088

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities
Balance as of 12/31/07	$ 248,850
Accrued discounts / premiums	577
Realized gain (loss)	679
Change in unrealized appreciation (depreciation)	9,362
Net purchases (sales)	(4,291)
Transfers in and / or out of Level 3	-
Balance as of 3/31/08	$ 255,177

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit S&P 500 Index Portfolio

		Shares		Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 8.6%
Abercrombie & Fitch Co. - Class A		1,977		$144,598
Amazon.Com, Inc. (a)		6,995		498,743
Apollo Group, Inc. (a) (c)		3,137		135,518
AutoNation, Inc. (a) (c)		3,213		48,099
Autozone, Inc. (a) (c)		976		111,098
Bed Bath & Beyond, Inc. (a) (c)		5,941		175,259
Best Buy Co., Inc.		8,049		333,712
Big Lots, Inc. (a) (c)		2,075		46,272
Black & Decker Corp. (c)		1,381		91,284
Brunswick Corp. (c)		2,017		32,211
Carnival Corp.		9,897		400,631
CBS Corporation		15,392		339,855
Centex Corp. (c)		2,824		68,369
Clear Channel Communications, Inc.		11,300		330,186
Coach, Inc. (a) (c)		7,984		240,718
Comcast Corp. - Class A (a)		68,264		1,320,226
D.R. Horton, Inc.		6,234		98,185
Darden Restaurants, Inc.		3,248		105,722
Dillard's, Inc. - Class A (c)		1,310		22,545
The DIRECTV Group, Inc. (a)		16,138		400,061
E.W. Scripps Co. (c)		1,973		82,886
Eastman Kodak Co. (c)		6,607		116,746
Expedia, Inc. (a)		4,800		105,072
Family Dollar Stores, Inc.		3,223		62,848
Ford Motor Co. (a) (c)		50,035		286,200
Fortune Brands, Inc.		3,537		245,822
GameStop Corp. (a)		3,700		191,327
Gannett Co., Inc. (c)		5,212		151,409
The Gap, Inc.		10,315		202,999
General Motors Corp. (c)		12,723		242,373
Genuine Parts Co.		3,749		150,785
The Goodyear Tire & Rubber Co. (a)		5,419		139,810
H&R Block, Inc.		7,458		154,828
Harley-Davidson, Inc.		5,408		202,800
Harman International Industries, Inc. (c)		1,387		60,390
Hasbro, Inc. (c)		3,235		90,257
Home Depot, Inc.		38,244		1,069,685
IAC/InterActiveCorp (a)		4,229		87,794
International Game Technology		7,099		285,451
Interpublic Group of Companies, Inc. (a) (c)		10,538		88,625
J.C. Penney Co., Inc.		5,086		191,793
Johnson Controls, Inc.		13,461		454,982
Jones Apparel Group, Inc. (c)		1,955		26,236
KB Home (c)		1,817		44,934
Kohl's Corp. (a)		7,194		308,551
Leggett & Platt, Inc. (c)		3,903		59,521
Lennar Corp.		3,261		61,339
Limited Brands, Inc. (c)		7,126		121,855
Liz Claiborne, Inc. (c)		2,283		41,436
Lowe's Companies, Inc.		33,182		761,195
Macys, Inc.		9,940		229,216
Marriott International, Inc. - Class A		6,824		234,473
Mattel, Inc.		8,193		163,041
McDonald's Corp.		26,109		1,456,099
The McGraw-Hill Cos., Inc.		7,320		270,474
Meredith Corp.		921		35,228
The New York Times Co. - Class A (c)		3,393		64,060
Newell Rubbermaid, Inc.		6,405		146,482
News Corp. - Class A		52,192		978,600
Nike, Inc. - Class B		8,684		590,512
Nordstrom, Inc. (c)		4,058		132,291
Office Depot, Inc. (a)		6,263		69,206
OfficeMax, Inc. (c)		1,716		32,844
Omnicom Group, Inc.		7,271		321,233
Polo Ralph Lauren Corp. (c)		1,351		78,750
Pulte Homes, Inc.		4,878		70,975
RadioShack Corp. (c)		3,006		48,848
Sears Holdings Corp. (a) (c)		1,672		170,694
The Sherwin-Williams Co. (c)		2,311		117,953
Snap-On, Inc.		1,366		69,461
The Stanley Works		1,775		84,526
Staples, Inc.		15,895		351,438
Starbucks Corp. (a)		16,420		287,350
Starwood Hotels & Resorts Worldwide, Inc.		4,270		220,973
Target Corp.		18,561		940,671
Tiffany & Co. (c)		2,840		118,826
Time Warner, Inc.		81,080		1,136,742
TJX Companies, Inc.		10,025		331,527
VF Corp.		1,991		154,322
Viacom, Inc. - Class B (a)		14,529		575,639
The Walt Disney Co.		42,704		1,340,052
The Washington Post Co. - Class B (c)		135		89,303
Wendy's International, Inc.		2,050		47,273
Whirlpool Corp. (c)		1,716		148,914
Wyndham Worldwide Corp.		4,084		84,457
Yum! Brands, Inc. (c)		10,783		401,235
				22,626,929
Consumer Staples - 11.0%
Altria Group, Inc.		47,805		1,061,271
Anheuser-Busch Companies, Inc.		16,216		769,449
Archer-Daniels-Midland Co.		14,587		600,401
Avon Products, Inc.		9,678		382,668
Brown-Forman Corp. - Class B (c)		1,911		126,547
Campbell Soup Co.		4,993		169,512
Clorox Co.		3,150		178,416
The Coca-Cola Co.		45,312		2,758,142
Coca-Cola Enterprises, Inc.		6,622		160,252
Colgate-Palmolive Co.		11,558		900,484
ConAgra Foods, Inc.		10,953		262,324
Constellation Brands, Inc. - Class A (a) (c)		4,446		78,561
Costco Wholesale Corp.		9,857		640,409
CVS Caremark Corp.		32,463		1,315,076
Dean Foods Co.		3,431		68,929
The Estee Lauder Companies, Inc. (c)		2,612		119,760
General Mills, Inc.		7,635		457,184
The Hershey Co. (c)		3,853		145,143
HJ Heinz Co.		7,147		335,695
Kellogg Co.		5,878		308,948
Kimberly-Clark Corp.		9,531		615,226
Kraft Foods, Inc.		34,773		1,078,311
The Kroger Co.		15,311		388,899
McCormick & Co., Inc.		2,930		108,322
Molson Coors Brewing Co. - Class B		3,120		164,018
Pepsi Bottling Group, Inc. (c)		3,107		105,358
PepsiCo, Inc.		36,320		2,622,304
Philip Morris International, Inc. (a)		47,805		2,417,977
Procter & Gamble Co.		69,781		4,889,555
Reynolds American, Inc. (c)		3,924		231,634
Safeway, Inc.		9,946		291,915
Sara Lee Corp.		16,283		227,636
Supervalu, Inc.		4,796		143,784
Sysco Corp.		13,669		396,674
Tyson Foods, Inc. - Class A		6,210		99,050
UST, Inc. (c)		3,389		184,768
Walgreen Co.		22,482		856,339
Wal-Mart Stores, Inc.		53,606		2,823,964
Whole Foods Market, Inc. (c)		3,198		105,438
WM Wrigley Jr. Co.		4,908		308,419
				28,898,762
Energy - 13.2%
Anadarko Petroleum Corp.		10,615		669,063
Apache Corp.		7,551		912,312
Baker Hughes, Inc.		7,017		480,664
BJ Services Co.		6,718		191,530
Cameron International Corporation (a)		4,950		206,118
Chesapeake Energy Corp. (c)		10,378		478,945
Chevron Corp.		47,087		4,019,346
ConocoPhillips		35,401		2,697,910
Consol Energy, Inc.		4,161		287,900
Devon Energy Corp.		10,076		1,051,229
El Paso Corp.		15,748		262,047
ENSCO International, Inc.		3,267		204,580
EOG Resources, Inc.		5,601		672,120
Exxon Mobil Corp.		121,378		10,266,151
Halliburton Co.		19,959		784,987
Hess Corp.		6,324		557,650
Marathon Oil Corp.		16,076		733,066
Murphy Oil Corp.		4,314		354,352
Nabors Industries Ltd. (a) (c)		6,369		215,081
National Oilwell Varco, Inc. (a)		8,095		472,586
Noble Energy, Inc.		3,937		286,614
Noble Corp.		6,148		305,371
Occidental Petroleum Corp.		18,648		1,364,474
Peabody Energy Corp.		6,146		313,446
Range Resources Corp. (c)		3,420		216,999
Rowan Companies, Inc. (c)		2,552		105,091
Schlumberger Ltd.		27,157		2,362,659
Smith International, Inc. (c)		4,597		295,265
Spectra Energy Corp.		14,213		323,346
Sunoco, Inc. (c)		2,697		141,512
Tesoro Corp. (c)		3,143		94,290
Transocean, Inc. (a)		7,204		973,981
Valero Energy Corp.		12,123		595,361
Weatherford International Ltd. (a)		7,739		560,845
Williams Companies, Inc.		13,336		439,821
XTO Energy, Inc.		11,574		715,968
				34,612,680
Financials - 16.8%
ACE Ltd.		7,559		416,199
Aflac, Inc.		10,766		699,252
The Allstate Corp.		12,706		610,650
AMBAC Financial Group, Inc. (c)		6,485		37,289
American Capital Strategies Ltd. (c)		4,423		151,090
American Express Co.		26,204		1,145,639
American International Group, Inc.		57,211		2,474,376
Ameriprise Financial, Inc.		5,148		266,924
AON Corp.		6,929		278,546
Apartment Investment & Management Co. (c)		2,082		74,556
Assurant, Inc.		2,191		133,344
AvalonBay Communities, Inc.		1,743		168,234
Bank of America Corp.		100,737		3,818,940
The Bank Of New York Mellon Corp.		25,888		1,080,306
BB&T Corp. (c)		12,359		396,230
The Bear Stearns Companies, Inc. (c)		2,648		27,777
Boston Properties, Inc.		2,712		249,694
Capital One Financial Corp.		8,463		416,549
CB Richard Ellis Group, Inc. (a) (c)		3,940		85,262
The Charles Schwab Corp.		21,298		401,041
Chubb Corp.		8,394		415,335
Cincinnati Financial Corp.		3,808		144,856
CIT Group, Inc.		4,349		51,536
Citigroup, Inc.		118,088		2,529,445
CME Group, Inc. (c)		1,209		567,142
Comerica, Inc. (c)		3,465		121,552
Countrywide Financial Corp. (c)		13,003		71,516
Developers Diversified Realty Corp. (c)		2,711		113,537
Discover Financial Services		10,739		175,797
E*Trade Financial Corp. (a) (c)		9,717		37,508
Equity Residential		6,114		253,670
Fannie Mae		22,198		584,251
Federated Investors, Inc. (c)		1,961		76,793
Fifth Third Bancorp		11,983		250,684
First Horizon National Corp. (c)		2,973		41,652
Franklin Resources, Inc.		3,568		346,060
Freddie Mac		14,652		370,989
General Growth Properties, Inc. (c)		6,056		231,157
Genworth Financial, Inc.		9,857		223,162
Goldman Sachs Group, Inc.		8,957		1,481,398
Hartford Financial Services Group, Inc.		7,125		539,861
HCP, Inc. (a)		5,354		181,019
Host Hotels & Resorts, Inc.		11,759		187,203
Hudson City Bancorp, Inc.		11,758		207,881
Huntington Bancshares, Inc. (c)		8,396		90,257
IntercontinentalExchange, Inc. (a)		1,592		207,756
Janus Capital Group, Inc. (c)		3,351		77,978
JPMorgan Chase & Co.		77,021		3,308,052
KeyCorp		8,919		195,772
Kimco Realty Corp. (c)		5,787		226,677
Legg Mason, Inc.		3,057		171,131
Lehman Brothers Holdings, Inc. (c)		12,034		452,960
Leucadia National Corp. (c)		3,880		175,454
Lincoln National Corp.		5,998		311,896
Loews Corp.		9,973		401,114
M&T Bank Corp. (c)		1,748		140,679
Marsh & McLennan Companies, Inc.		11,696		284,798
Marshall & Ilsley Corp.		5,896		136,787
MBIA, Inc. (c)		4,768		58,265
Merrill Lynch & Co., Inc.		22,016		896,932
MetLife, Inc.		16,077		968,800
MGIC Investment Corp. (c)		2,858		30,095
Moody's Corp. (c)		4,664		162,447
Morgan Stanley		25,042		1,144,419
National City Corp. (c)		14,264		141,927
Northern Trust Corp.		4,322		287,283
NYSE Euronext		6,090		375,814
Plum Creek Timber Co., Inc. (c)		3,953		160,887
PNC Financial Services Group, Inc.		7,729		506,790
Principal Financial Group, Inc. (c)		5,859		326,463
The Progressive Corp.		15,380		247,157
Prologis		5,856		344,684
Prudential Financial, Inc.		10,116		791,577
Public Storage, Inc.		2,814		249,377
Regions Financial Corp.		15,633		308,752
Safeco Corp.		2,036		89,340
Simon Property Group, Inc.		5,062		470,310
SLM Corp. (a)		10,578		162,372
Sovereign Bancorp, Inc.		8,265		77,030
State Street Corp.		8,787		694,173
SunTrust Banks, Inc.		7,956		438,694
T. Rowe Price Group, Inc. (c)		5,981		299,050
Torchmark Corp.		2,114		127,072
Toronto-Dominion Bank		1,839		112,851
The Travelers Companies, Inc.		14,064		672,962
Unum Group		7,865		173,109
US Bancorp		39,216		1,269,030
Vornado Realty Trust		3,061		263,889
Wachovia Corp.		44,950		1,213,650
Washington Mutual, Inc. (c)		20,009		206,093
Wells Fargo & Co.		74,767		2,175,720
XL Capital Ltd. - Class A		4,090		120,859
Zions Bancorporation		2,478		112,873
				43,997,959
Health Care - 11.7%
Abbott Laboratories		35,044		1,932,677
Aetna, Inc.		11,247		473,386
Allergan, Inc.		6,937		391,177
AmerisourceBergen Corp.		3,687		151,093
Amgen, Inc. (a)		24,660		1,030,295
Applera Corp. - Applied Biosystems Group		3,857		126,741
Barr Pharmaceuticals, Inc. (a)		2,447		118,215
Baxter International, Inc.		14,380		831,452
Becton, Dickinson & Co.		5,534		475,094
Biogen Idec, Inc. (a)		6,752		416,531
Boston Scientific Corp. (a)		30,474		392,200
Bristol-Myers Squibb Co.		44,854		955,390
C.R. Bard, Inc.		2,276		219,406
Cardinal Health, Inc.		8,085		424,543
Celgene Corp. (a)		9,863		604,503
CIGNA Corp.		6,403		259,770
Coventry Health Care, Inc. (a)		3,554		143,404
Covidien Ltd.		11,315		500,689
Eli Lilly & Co. (c)		22,430		1,157,164
Express Scripts, Inc. (a)		5,731		368,618
Forest Laboratories, Inc. (a)		7,063		282,591
Genzyme Corp. (a)		6,067		452,234
Gilead Sciences, Inc. (a)		21,067		1,085,583
Hospira, Inc. (a)		3,599		153,929
Humana, Inc. (a)		3,860		173,160
IMS Health, Inc.		4,159		87,381
Johnson & Johnson		64,229		4,166,535
King Pharmaceuticals, Inc. (a)		5,611		48,816
Laboratory Corp. of America Holdings (a)		2,506		184,642
McKesson Corp.		6,638		347,632
Medco Health Solutions, Inc. (a)		11,879		520,181
Medtronic, Inc.		25,466		1,231,790
Merck & Co., Inc.		49,101		1,863,383
Millipore Corp. (a) (c)		1,248		84,128
Mylan, Inc. (c)		6,839		79,332
Patterson Companies, Inc. (a) (c)		2,933		106,468
PerkinElmer, Inc.		2,720		65,960
Pfizer, Inc.		153,282		3,208,192
Quest Diagnostics, Inc. (c)		3,597		162,836
Schering-Plough Corp.		36,768		529,827
St. Jude Medical, Inc. (a)		7,851		339,085
Stryker Corp.		5,409		351,855
Tenet Healthcare Corp. (a) (c)		10,871		61,530
Thermo Fisher Scientific, Inc. (a)		9,492		539,525
UnitedHealth Group, Inc.		28,370		974,793
Varian Medical Systems, Inc. (a) (c)		2,869		134,384
Waters Corp. (a)		2,266		126,216
Watson Pharmaceuticals, Inc. (a) (c)		2,352		68,961
Wellpoint, Inc. (a)		12,240		540,151
Wyeth		30,339		1,266,957
Zimmer Holdings, Inc. (a)		5,287		411,646
				30,622,051
Industrials - 12.1%
3M Co.		16,044		1,269,883
Allied Waste Industries, Inc. (a)		7,620		82,372
Avery Dennison Corp. (c)		2,406		118,495
Boeing Co.		17,339		1,289,501
Burlington Northern Santa Fe Corp.		6,713		619,073
C.H. Robinson Worldwide, Inc. (c)		3,895		211,888
Caterpillar, Inc.		14,147		1,107,569
Cintas Corp.		2,963		84,564
Cooper Industries Ltd. - Class A		4,133		165,940
CSX Corp.		9,147		512,872
Cummins, Inc.		4,590		214,904
Danaher Corp.		5,775		439,073
Deere & Co.		9,886		795,230
Dover Corp.		4,354		181,910
Eaton Corp.		3,310		263,708
Emerson Electric Co.		17,860		919,076
Equifax, Inc. (c)		2,951		101,750
Expeditors International Washington, Inc.		4,900		221,382
FedEx Corp.		7,019		650,451
Fluor Corp.		1,998		282,038
General Dynamics Corp.		9,098		758,500
General Electric Co.		226,550		8,384,616
Goodrich Corp.		2,865		164,766
Honeywell International, Inc.		16,879		952,313
Illinois Tool Works, Inc.		9,081		437,977
Ingersoll-Rand Company Ltd. - Class A		6,247		278,491
ITT Corp.		4,159		215,478
Jacobs Engineering Group, Inc. (a)		2,752		202,520
L-3 Communications Holdings, Inc.		2,777		303,637
Lockheed Martin Corp.		7,771		771,660
Manitowoc Co. (c)		2,920		119,136
Masco Corp. (c)		8,273		164,054
Monster Worldwide, Inc. (a) (c)		2,935		71,056
Norfolk Southern Corp.		8,533		463,513
Northrop Grumman Corp.		7,662		596,180
Paccar, Inc.		8,316		374,220
Pall Corp.		2,907		101,948
Parker Hannifin Corp.		3,860		267,382
Pitney Bowes, Inc.		4,788		167,676
Precision Castparts Corp.		3,160		322,573
Raytheon Co.		9,671		624,843
Robert Half International, Inc.		3,696		95,135
Rockwell Automation, Inc.		3,366		193,276
Rockwell Collins, Inc.		3,683		210,483
RR Donnelley & Sons Co.		4,923		149,216
Ryder System, Inc.		1,331		81,071
Southwest Airlines Co.		16,507		204,687
Terex Corp. (a)		2,354		147,125
Textron, Inc.		5,638		312,458
Trane, Inc.		3,931		180,433
Tyco International Ltd.		11,118		489,748
Union Pacific Corp.		5,908		740,745
United Parcel Service, Inc. - Class B		23,456		1,712,757
United Technologies Corp.		22,252		1,531,383
W.W. Grainger, Inc.		1,545		118,023
Waste Management, Inc.		11,233		376,979
				31,817,737
Information Technology - 15.6%
Adobe Systems, Inc. (a)		12,896		458,969
Advanced Micro Devices, Inc. (a) (c)		13,728		80,858
Affiliated Computer Services, Inc. - Class A (a) (c)		2,176		109,039
Agilent Technologies, Inc. (a)		8,276		246,873
Akamai Technologies, Inc. (a) (c)		3,812		107,346
Altera Corp.		6,967		128,402
Analog Devices, Inc.		6,666		196,780
Apple, Inc. (a)		19,931		2,860,099
Applied Materials, Inc.		30,688		598,723
Autodesk, Inc. (a) (c)		5,295		166,687
Automatic Data Processing, Inc.		11,829		501,431
BMC Software, Inc. (a) (c)		4,358		141,722
Broadcom Corp. - Class A (a) (c)		10,572		203,722
CA, Inc.		8,809		198,203
Ciena Corp. (a) (c)		2,028		62,523
Cisco Systems, Inc. (a)		135,145		3,255,643
Citrix Systems, Inc. (a) (c)		4,269		125,210
Cognizant Technology Solutions Corp. (a)		6,537		188,462
Computer Sciences Corp. (a)		3,707		151,209
Compuware Corp. (a)		6,570		48,224
Convergys Corp. (a) (c)		2,987		44,984
Corning, Inc.		35,709		858,444
Dell, Inc. (a)		50,842		1,012,773
eBay, Inc. (a)		25,289		754,624
Electronic Arts, Inc. (a)		7,183		358,575
Electronic Data Systems Corp.		11,519		191,791
EMC Corp. (a)		47,656		683,387
Fidelity National Information Services, Inc.		3,846		146,686
Fiserv, Inc. (a)		3,776		181,588
Google, Inc. (a)		5,257		2,315,551
Hewlett-Packard Co.		55,891		2,551,983
Intel Corp.		131,222		2,779,282
International Business Machines Corp.		31,388		3,614,014
Intuit, Inc. (a)		7,434		200,792
Jabil Circuit, Inc.		4,296		40,640
JDS Uniphase Corp. (a) (c)		4,991		66,830
Juniper Networks, Inc. (a)		11,875		296,875
KLA-Tencor Corp.		4,083		151,479
Lexmark International, Inc. - Class A (a) (c)		2,228		68,444
Linear Technology Corp. (c)		5,012		153,818
LSI Corp. (a) (c)		14,987		74,186
MEMC Electronic Materials, Inc. (a)		5,170		366,553
Microchip Technology, Inc. (c)		4,269		139,724
Micron Technology, Inc. (a)		17,114		102,171
Microsoft Corp.		181,462		5,149,892
Molex, Inc. (c)		3,189		73,857
Motorola, Inc.		51,361		477,657
National Semiconductor Corp.		5,144		94,238
Netapp, Inc. (a)		7,893		158,255
Novell, Inc. (a)		8,012		50,396
Novellus Systems, Inc. (a) (c)		2,312		48,668
Nvidia Corp. (a)		12,625		249,849
Oracle Corp. (a)		89,670		1,753,945
Paychex, Inc.		7,338		251,400
QLogic Corp. (a) (c)		3,191		48,982
Qualcomm, Inc.		36,562		1,499,042
SanDisk Corp. (a)		5,299		119,598
Sun Microsystems, Inc. (a)		17,973		279,121
Symantec Corp. (a)		19,201		319,121
Tellabs, Inc. (a) (c)		9,883		53,862
Teradata Corp. (a)		4,072		89,828
Teradyne, Inc. (a) (c)		3,982		49,456
Texas Instruments, Inc.		30,069		850,051
Total System Services, Inc.		4,540		107,416
Tyco Electronics Ltd.		11,171		383,389
Unisys Corp. (a) (c)		7,990		35,396
VeriSign, Inc. (a) (c)		4,839		160,848
The Western Union Co.		16,872		358,867
Xerox Corp.		20,771		310,942
Xilinx, Inc.		6,492		154,185
Yahoo!, Inc. (a)		30,326		877,331
				40,990,911
Materials - 3.5%
Air Products & Chemicals, Inc.		4,860		447,120
Alcoa, Inc.		18,462		665,740
Allegheny Technologies, Inc. (c)		2,289		163,343
Ashland, Inc.		1,270		60,071
Ball Corp.		2,212		101,619
Bemis Co.		2,307		58,667
The Dow Chemical Co.		21,254		783,210
Eastman Chemical Co.		1,809		112,972
Ecolab, Inc.		4,006		173,981
EI Du Pont de Nemours & Co.		20,394		953,623
Freeport-McMoRan Copper & Gold, Inc. - Class B		8,677		834,901
Hercules, Inc. (c)		2,573		47,060
International Flavors & Fragrances, Inc.		1,831		80,655
International Paper Co.		9,698		263,786
MeadWestvaco Corp.		3,942		107,301
Monsanto Co.		12,424		1,385,276
Newmont Mining Corp.		10,282		465,775
Nucor Corp.		6,533		442,545
Pactiv Corp. (a)		3,072		80,517
PPG Industries, Inc.		3,758		227,397
Praxair, Inc.		7,100		598,033
Rohm & Haas Co.		2,843		153,749
Sealed Air Corp.		3,707		93,602
Sigma-Aldrich Corp. (c)		2,984		177,996
Titanium Metals Corp. (c)		2,040		30,702
United States Steel Corp.		2,671		338,870
Vulcan Materials Co. (c)		2,445		162,348
Weyerhaeuser Co. (c)		4,750		308,940
				9,319,799
Telecommunication Services - 3.4%
American Tower Corp. - Class A (a)		9,283		363,986
AT&T, Inc.		136,876		5,242,351
CenturyTel, Inc.		2,420		80,441
Citizens Communications Co. (c)		7,522		78,906
Embarq Corp.		3,480		139,548
Qwest Communications International, Inc. (c)		35,343		160,104
Sprint Nextel Corp.		64,590		432,107
Verizon Communications, Inc.		65,107		2,373,150
Windstream Corp. (c)		10,292		122,989
				8,993,582
Utilities - 3.6%
The AES Corp. (a)		15,045		250,800
Allegheny Energy, Inc.		3,812		192,506
Ameren Corp. (c)		4,735		208,529
American Electric Power Co., Inc.		9,079		377,959
Centerpoint Energy, Inc.		7,371		105,184
CMS Energy Corp. (c)		5,162		69,893
Consolidated Edison, Inc. (c)		6,135		243,560
Constellation Energy Group, Inc.		4,034		356,081
Dominion Resources, Inc.		13,035		532,349
DTE Energy Co. (c)		3,755		146,032
Duke Energy Corporation (c)		28,647		511,349
Dynegy, Inc. (a) (c)		11,139		87,887
Edison International		7,471		366,228
Entergy Corp.		4,334		472,753
Exelon Corp.		14,994		1,218,562
FirstEnergy Corp.		6,991		479,722
FPL Group, Inc.		9,235		579,404
Integrys Energy Group, Inc. (c)		1,780		83,019
Nicor, Inc. (c)		1,024		34,314
NiSource, Inc. (c)		6,291		108,457
Pepco Holdings, Inc. (c)		4,500		111,240
PG&E Corp.		8,119		298,942
Pinnacle West Capital Corp.		2,281		80,017
PPL Corp.		8,466		388,759
Progress Energy, Inc. (c)		5,897		245,905
Public Service Enterprise Group, Inc.		11,525		463,190
Questar Corp.		3,960		223,978
Sempra Energy		5,927		315,791
Southern Co.		17,337		617,371
TECO Energy, Inc. (c)		4,834		77,102
Xcel Energy, Inc.		9,729		194,094
				9,440,977
TOTAL COMMON STOCKS (Cost $198,356,364)				261,321,387

SHORT TERM INVESTMENTS (e) - 0.6%
Money Market Funds - 0.5%
Northern U.S. Government Select Money Market Fund		1,260,258		1,260,258

		Principal
		Amount		Value
U.S. Treasury Bills - 0.1%
1.519%, 07/31/2008		$250,000		$248,857
TOTAL SHORT TERM INVESTMENTS (Cost $1,508,989)				1,509,115
Total Investments (Cost $199,865,353) (b) - 100.1%				262,830,502
Northern Institutional Liquid Assets Portfolio (d) - 6.6%				17,470,499
Liabilities in Excess of Other Assets - (6.7)%				(17,640,900)
TOTAL NET ASSETS - 100.0%				$262,660,101

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $200,494,671 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $86,017,286, and ($23,681,455), respectively, with a net appreciation / (depreciation) of $62,335,831.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $17,121,387, $17,470,499, and $0, respectively.
(e)	Securities and other assets with an aggregate value of $1,257,800 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of March 31, 2008:

			Unrealized
			Appreciation/
Type	Contracts		(Depreciation)
S&P 500 E-Mini (06/08)	9		$19,927
S&P 500 Index (06/08)	2		$12,034

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

			Investments in Securities	Other Financial Instruments *
Description
Level 1 - Quoted prices			$ 280,301,001	$ 31,961
Level 2 - Other significant observable inputs			-	-
Level 3 - Significant unobservable inputs			-	-
Total			$ 280,301,001	$ 31,961

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit S&P MidCap 400 Index Portfolio

		Shares	Value
COMMON STOCKS - 100.0%
Consumer Discretionary - 11.9%
99 Cents Only Stores (a) (c)		7,119	$70,407
Advance Auto Parts, Inc.		14,360	488,958
Aeropostale, Inc. (a)		10,151	275,194
American Eagle Outfitters, Inc.		32,468	568,515
American Greetings Corp. - Class A (c)		7,913	146,786
AnnTaylor Stores Corp. (a) (c)		9,315	225,237
ArvinMeritor, Inc. (c)		11,017	137,823
Barnes & Noble, Inc.		7,304	223,868
Belo Corp. (c)		13,343	141,035
Blyth, Inc.		3,595	70,893
Bob Evans Farms, Inc. (c)		4,713	130,032
Borders Group, Inc. (c)		8,936	52,454
BorgWarner, Inc.		17,707	761,932
Boyd Gaming Corp. (c)		8,517	170,340
Brinker International, Inc.		15,377	285,243
Callaway Golf Co. (c)		10,060	147,681
Career Education Corp. (a) (c)		13,819	175,778
Carmax, Inc. (a) (c)		33,204	644,822
CBRL Group, Inc.		3,291	117,719
Charming Shoppes (a) (c)		17,737	85,670
The Cheesecake Factory, Inc. (a) (c)		10,517	229,165
Chico's FAS, Inc. (a) (c)		26,753	190,214
Chipotle Mexican Grill, Inc. (a) (c)		5,000	567,150
Coldwater Creek, Inc. (a) (c)		9,104	45,975
Collective Brands, Inc. (a) (c)		9,941	120,485
Corinthian Colleges, Inc. (a) (c)		12,864	93,007
DeVry, Inc.		9,093	380,451
Dick's Sporting Goods, Inc. (a) (c)		12,631	338,258
Dollar Tree, Inc. (a)		13,951	384,908
Entercom Communications Corp. (c)		3,918	38,906
Foot Locker, Inc.		23,472	276,265
Furniture Brands International, Inc. (c)		7,355	86,053
Gentex Corp. (c)		21,930	376,099
Getty Images, Inc. (a)		7,222	231,104
Guess ?, Inc.		8,300	335,901
Hanesbrands, Inc. (a)		14,452	421,998
Harte-Hanks, Inc. (c)		6,897	94,282
Hovnanian Enterprises, Inc. - Class A (a) (c)		5,574	59,084
International Speedway Corp. - Class A (c)		4,535	186,842
ITT Educational Services, Inc. (a) (c)		4,376	200,990
John Wiley & Sons, Inc.		6,824	270,913
Lamar Advertising Co. (a) (c)		11,980	430,441
Lear Corp. (a) (c)		11,683	302,706
Lee Enterprises, Inc. (c)		5,957	59,630
Life Time Fitness, Inc. (a) (c)		5,098	159,109
Matthews International Corp. (c)		4,625	223,156
MDC Holdings, Inc. (c)		5,283	231,343
Media General, Inc. - Class A (c)		3,360	47,107
Modine Manufacturing Co. (c)		4,920	71,291
Mohawk Industries, Inc. (a) (c)		8,404	601,810
NetFlix, Inc. (a) (c)		6,792	235,343
NVR, Inc. (a)		798	476,805
O'Reilly Automotive, Inc. (a) (c)		17,545	500,383
Pacific Sunwear of California, Inc. (a)		10,737	135,394
PetSmart, Inc.		19,521	399,009
Phillips-Van Heusen Corp.		8,564	324,747
Regis Corp.		6,685	183,771
Rent-A-Center, Inc. (a)		10,152	186,289
Ross Stores, Inc.		20,555	615,828
Ruby Tuesday, Inc. (c)		7,852	58,890
Ryland Group, Inc. (c)		6,385	210,003
Saks, Inc. (a) (c)		21,497	268,068
Scholastic Corp. (a) (c)		3,889	117,720
Scientific Games Corp. - Class A (a) (c)		9,863	208,208
Sotheby's (c)		10,263	296,703
Thor Industries, Inc. (c)		5,253	156,382
Timberland Co. (a) (c)		7,528	103,359
Toll Brothers, Inc. (a)		19,538	458,752
Tupperware Brands Corp.		9,350	361,658
Urban Outfitters, Inc. (a)		17,122	536,775
Valassis Communications, Inc. (a) (c)		7,277	78,955
Warnaco Group, Inc. (a)		6,915	272,728
Williams-Sonoma, Inc. (c)		13,353	323,677
			18,484,477
Consumer Staples - 3.4%
Alberto-Culver Co. (c)		12,911	353,891
BJ's Wholesale Club, Inc. (a) (c)		9,723	347,014
Church & Dwight, Inc. (c)		10,091	547,336
Corn Products International, Inc.		11,246	417,676
Energizer Holdings, Inc. (a)		8,744	791,157
Hansen Natural Corp. (a) (c)		9,221	325,501
Hormel Foods Corp.		10,977	457,302
The JM Smucker Co.		8,454	427,857
Lancaster Colony Corp. (c)		3,137	125,355
NBTY, Inc. (a)		8,523	255,264
PepsiAmericas, Inc.		8,996	229,668
Ruddick Corp.		5,648	208,185
Smithfield Foods, Inc. (a) (c)		17,727	456,648
Tootsie Roll Industries, Inc. (c)		4,132	104,135
Universal Corp. (c)		4,065	266,379
			5,313,368
Energy - 10.1%
Arch Coal, Inc.		21,891	952,259
Bill Barrett Corp. (a) (c)		5,112	241,542
Cimarex Energy Co. (c)		12,587	689,012
Denbury Resources, Inc. (a)		37,284	1,064,458
Encore Acquisition Co. (a) (c)		8,118	326,993
Exterran Holdings, Inc. (a) (c)		9,929	640,818
FMC Technologies, Inc. (a)		19,730	1,122,440
Forest Oil Corp. (a)		13,445	658,267
Frontier Oil Corp.		15,722	428,582
Grant Prideco, Inc. (a) (c)		19,007	935,525
Helmerich & Payne, Inc.		15,767	738,999
Newfield Exploration Co. (a)		20,003	1,057,159
Overseas Shipholding Group, Inc. (c)		4,113	288,075
Patterson-UTI Energy, Inc.		23,512	615,544
Pioneer Natural Resources Co. (c)		18,126	890,349
Plains Exploration & Production Co. (a) (c)		17,108	909,119
Pride International, Inc. (a)		25,415	888,254
Quicksilver Resources, Inc. (a)		15,602	569,941
Southwestern Energy Co. (a)		51,796	1,745,007
Superior Energy Services (a)		12,294	487,088
Tidewater, Inc. (c)		8,329	459,011
			15,708,442
Financials - 16.2%
Alexandria Real Estate Equities, Inc. (c)		4,854	450,063
AMB Property Corp.		14,883	809,933
American Financial Group, Inc.		10,889	278,323
AmeriCredit Corp. (a) (c)		17,330	174,513
Apollo Investment Corp. (c)		18,078	286,175
Arthur J. Gallagher & Co. (c)		13,998	330,633
Associated Banc-Corp (c)		19,353	515,370
Astoria Financial Corp.		12,386	336,404
Bank of Hawaii Corp. (c)		7,326	363,077
BRE Properties (c)		7,753	353,227
Brown & Brown, Inc.		17,317	300,969
Camden Property Trust		8,010	402,102
Cathay General Bancorp (c)		7,558	156,677
City National Corp. (c)		6,132	303,289
The Colonial BancGroup, Inc. (c)		23,889	230,051
Commerce Group, Inc. (c)		6,567	236,806
Cousins Properties, Inc. (c)		5,670	140,106
Cullen/Frost Bankers, Inc.		8,934	473,859
Duke Realty Corp. (c)		22,257	507,682
Eaton Vance Corp. (c)		17,579	536,335
Equity One, Inc. (c)		5,600	134,232
Everest Re Group Ltd.		9,538	853,937
Federal Realty Investment Trust (c)		8,939	696,795
Fidelity National Financial, Inc. - Class A		32,406	594,002
First American Corp. (c)		13,998	475,092
First Community Bancorp, Inc. (c)		3,642	97,788
First Niagara Financial Group, Inc. (c)		15,847	215,361
FirstMerit Corp. (c)		12,205	252,155
The Hanover Insurance Group Inc		7,878	324,101
HCC Insurance Holdings, Inc.		17,532	397,801
Health Care REIT, Inc. (c)		13,507	609,571
Highwoods Properties, Inc. (c)		8,669	269,346
Horace Mann Educators Corp.		6,180	108,026
Hospitality Properties Trust		14,244	484,581
IndyMac Bancorp, Inc. (c)		12,255	60,785
Jefferies Group, Inc. (c)		16,969	273,710
Jones Lang LaSalle, Inc.		4,819	372,701
Liberty Property Trust		14,010	435,851
The Macerich Co. (c)		11,009	773,602
Mack-Cali Realty Corp.		9,983	356,493
Mercury General Corp.		5,401	239,318
Nationwide Health Properties, Inc. (c)		14,499	489,341
New York Community Bancorp, Inc. (c)		49,426	900,542
Old Republic International Corp.		34,968	451,437
The PMI Group, Inc. (c)		12,318	71,691
Potlatch Corp.		5,945	245,350
Protective Life Corp.		10,646	431,802
Radian Group, Inc. (c)		12,193	80,108
Raymond James Financial, Inc. (c)		14,624	336,060
Rayonier, Inc. (c)		11,927	518,109
Realty Income Corp. (c)		15,336	392,908
Regency Centers Corp. (c)		10,554	683,477
SEI Investments Co.		19,166	473,209
Stancorp Financial Group, Inc.		7,451	355,487
SVB Financial Group (a) (c)		4,821	210,388
Synovus Financial Corp. (c)		50,172	554,902
TCF Financial Corp. (c)		16,524	296,110
UDR, Inc. (c)		20,349	498,957
Unitrin, Inc. (c)		7,867	278,020
Waddell & Reed Financial, Inc.		13,131	421,899
Washington Federal, Inc. (c)		13,267	303,018
Webster Financial Corp.		7,977	222,319
Weingarten Realty Investors (c)		11,336	390,412
Westamerica Bancorporation (c)		4,296	225,970
Wilmington Trust Corp. (c)		10,296	320,206
WR Berkley Corp.		23,669	655,395
			25,017,959
Health Care - 12.6%
Advanced Medical Optics, Inc. (a) (c)		9,187	186,496
Affymetrix, Inc. (a) (c)		10,479	182,439
Apria Healthcare Group, Inc. (a) (c)		6,640	131,140
Beckman Coulter, Inc.		9,520	614,516
Cephalon, Inc. (a) (c)		10,291	662,740
Cerner Corp. (a) (c)		10,154	378,541
Charles River Laboratories International, Inc. (a) (c)		10,366	610,972
Community Health Systems, Inc. (a) (c)		14,697	493,378
Covance, Inc. (a)		9,753	809,206
Dentsply International, Inc.		22,985	887,221
Edwards Lifesciences Corp. (a) (c)		8,603	383,264
Endo Pharmaceuticals Holdings, Inc. (a)		20,348	487,131
Gen-Probe, Inc. (a)		8,208	395,626
Health Management Associates, Inc. - Class A (a) (c)		36,805	194,699
Health Net, Inc. (a)		16,721	515,007
Henry Schein, Inc. (a) (c)		13,637	782,764
Hillenbrand Industries, Inc. (c)		9,477	453,001
Hologic, Inc. (a)		19,359	1,076,360
Intuitive Surgical, Inc. (a)		5,865	1,902,313
Invitrogen Corp. (a)		7,027	600,598
Kindred Healthcare, Inc. (a)		4,439	97,081
Kinetic Concepts, Inc. (a)		8,200	379,086
LifePoint Hospitals, Inc. (a) (c)		8,628	237,011
Lincare Holdings, Inc. (a)		11,118	312,527
Medicis Pharmaceutical Corp. (c)		8,537	168,094
Millennium Pharmaceuticals, Inc. (a) (c)		49,398	763,693
Omnicare, Inc. (c)		18,440	334,870
Par Pharmaceutical Companies, Inc. (a) (c)		5,132	89,246
PDL BioPharma, Inc. (a)		17,772	188,206
Perrigo Co. (c)		11,770	444,082
Pharmaceutical Product Development, Inc.		15,979	669,520
Psychiatric Solutions, Inc. (a) (c)		8,347	283,130
Resmed, Inc. (a) (c)		11,820	498,568
Sepracor, Inc. (a)		16,947	330,805
Service Corp. International (c)		39,757	403,136
STERIS Corp.		9,434	253,114
Techne Corp. (a)		5,940	400,118
Universal Health Services, Inc.		7,864	422,218
Valeant Pharmaceuticals International (a) (c)		13,810	177,182
Varian, Inc. (a)		4,525	262,088
VCA Antech, Inc. (a)		12,880	352,268
Vertex Pharmaceuticals, Inc. (a) (c)		20,227	483,223
WellCare Health Plans, Inc. (a)		6,325	246,359
			19,543,037
Industrials - 16.3%
AGCO Corp. (a)		13,941	834,787
Airtran Holdings, Inc. (a) (c)		13,908	91,793
Alaska Air Group, Inc. (a) (c)		5,770	113,207
Alexander & Baldwin, Inc. (c)		6,285	270,758
Alliant Techsystems, Inc. (a) (c)		4,983	515,890
Ametek, Inc.		16,292	715,382
Avis Budget Group, Inc. (a) (c)		15,762	167,392
BE Aerospace, Inc. (a)		14,174	495,381
The Brink's Co.		7,309	491,019
Carlisle Companies., Inc.		9,141	305,675
ChoicePoint, Inc. (a)		10,310	490,756
Con-way Inc.		6,892	341,016
Copart, Inc. (a) (c)		10,595	410,662
Corporate Executive Board Co.		5,288	214,058
Corrections Corp. of America (a)		18,985	522,467
Crane Co.		7,813	315,255
Deluxe Corp.		7,909	151,932
Donaldson Co, Inc.		10,718	431,721
DRS Technologies, Inc. (c)		6,292	366,698
Dun & Bradstreet Corp.		8,609	700,600
Fastenal Co. (c)		19,050	874,966
Federal Signal Corp. (c)		7,267	101,447
Flowserve Corp.		8,717	909,880
GATX Corp. (c)		7,273	284,156
Graco, Inc. (c)		9,292	336,928
Granite Construction, Inc.		4,970	162,569
Harsco Corp.		12,854	711,855
Herman Miller, Inc.		8,584	210,909
HNI Corp. (c)		6,767	181,965
Hubbell, Inc. - Class B (c)		8,654	378,093
IDEX Corp.		12,359	379,298
JB Hunt Transport Services, Inc. (c)		13,081	411,136
JetBlue Airways Corp. (a) (c)		27,340	158,572
Joy Global, Inc.		16,403	1,068,819
Kansas City Southern (a) (c)		11,734	470,651
KBR, Inc.		25,809	715,684
Kelly Services, Inc. (c)		3,335	68,568
Kennametal, Inc. (c)		11,723	345,008
Korn/Ferry International (a) (c)		7,074	119,551
Lincoln Electric Holdings, Inc.		6,540	421,765
Manpower, Inc.		12,119	681,815
Mine Safety Appliances Co. (c)		4,347	179,053
MSC Industrial Direct Co., Inc. Class A		7,214	304,791
Navigant Consulting, Inc. (a) (c)		6,936	131,645
Nordson Corp. (c)		5,123	275,874
Oshkosh Truck Corp.		11,263	408,622
Pentair, Inc. (c)		15,086	481,243
Quanta Services, Inc. (a)		25,923	600,636
Republic Services, Inc.		24,027	702,549
Rollins, Inc. (c)		6,446	114,030
Roper Industries, Inc.		13,588	807,671
SPX Corp.		8,073	846,858
Stericycle, Inc. (a)		13,314	685,671
Strayer Education, Inc.		2,186	333,365
Teleflex, Inc.		5,950	283,874
Thomas & Betts Corp. (a)		7,735	281,322
Timken Co.		14,537	432,040
Trinity Industries, Inc. (c)		12,365	329,527
United Rentals, Inc. (a)		11,449	215,699
URS Corp. (a)		12,706	415,359
Werner Enterprises, Inc. (c)		6,842	126,987
Westinghouse Air Brake Technologies Corp.		7,397	278,571
YRC Worldwide, Inc. (a) (c)		8,589	112,688
			25,288,159
Information Technology - 13.5%
3Com Corp. (a)		61,312	140,404
ACI Worldwide, Inc. (a) (c)		5,424	108,046
Activision, Inc. (a)		44,541	1,216,415
Acxiom Corp.		10,302	122,285
ADC Telecommunications, Inc. (a) (c)		17,834	215,435
Adtran, Inc. (c)		8,595	159,008
Advent Software, Inc. (a) (c)		2,660	113,369
Alliance Data Systems Corp. (a)		12,031	571,593
Amphenol Corp. - Class A		26,920	1,002,770
Arrow Electronics, Inc. (a)		18,691	628,952
Atmel Corp. (a)		67,690	235,561
Avnet, Inc. (a)		22,863	748,306
Avocent Corp. (a) (c)		6,929	117,100
Broadridge Financial Solutions, Inc.		21,297	374,827
Cadence Design Systems, Inc. (a)		42,321	451,988
CommScope, Inc. (a) (c)		10,229	356,276
Cree, Inc. (a) (c)		13,308	372,092
CSG Systems International, Inc. (a)		5,390	61,284
Cypress Semiconductor Corp. (a)		23,207	547,917
Diebold, Inc.		9,982	374,824
Digital River, Inc. (a) (c)		6,132	189,908
DST Systems, Inc. (a) (c)		7,676	504,620
Dycom Industries, Inc. (a)		6,216	74,654
F5 Networks, Inc. (a) (c)		12,876	233,957
Fair Isaac Corp. (c)		7,436	160,023
Fairchild Semiconductor International, Inc. (a)		18,885	225,109
Foundry Networks, Inc. (a)		22,781	263,804
Gartner, Inc. - Class A (a) (c)		9,886	191,195
Global Payments, Inc.		12,086	499,877
Harris Corp.		20,699	1,004,522
Imation Corp. (c)		4,664	106,059
Ingram Micro, Inc. (a)		22,584	357,505
Integrated Device Technology, Inc. (a)		28,868	257,791
International Rectifier Corp. (a)		11,006	236,629
Intersil Corp. - Class A		19,267	494,584
Jack Henry & Associates, Inc. (c)		11,680	288,146
Kemet Corp. (a) (c)		12,736	51,453
Lam Research Corp. (a)		18,782	717,848
Macrovision Solutions Corp. (a) (c)		8,229	111,092
McAfee, Inc. (a)		24,589	813,650
Mentor Graphics Corp. (a) (c)		13,624	120,300
Metavante Technologies, Inc.		13,599	271,844
MPS Group, Inc. (a)		14,513	171,544
National Instruments Corp.		8,692	227,209
NCR Corp. (a)		26,563	606,433
Neustar, Inc. (a) (c)		11,774	311,776
Palm, Inc. (c)		15,901	79,505
Parametric Technology Corp. (a)		17,582	280,960
Plantronics, Inc.		7,377	142,450
Polycom, Inc. (a) (c)		13,399	302,013
RF Micro Devices, Inc. (a) (c)		43,968	116,955
Semtech Corp. (a)		9,748	139,689
Silicon Laboratories, Inc. (a)		8,012	252,699
SRA International, Inc. - Class A (a)		6,463	157,116
Sybase, Inc. (a)		13,610	357,943
Synopsys, Inc. (a)		21,577	490,014
Tech Data Corp. (a)		8,248	270,534
TriQuint Semiconductor, Inc. (a) (c)		21,447	108,522
Valueclick, Inc. (a) (c)		14,903	257,077
Vishay Intertechnology, Inc. (a)		28,336	256,724
Western Digital Corp. (a)		33,773	913,222
Wind River Systems, Inc. (a) (c)		11,664	90,279
Zebra Technologies Corp. - Class A (a) (c)		10,088	336,132
			20,961,818
Materials - 7.5%
Airgas, Inc.		12,550	570,648
Albemarle Corp.		11,541	421,477
Aptargroup, Inc. (c)		10,360	403,315
Cabot Corp. (c)		9,909	277,452
Carpenter Technology Corp.		7,455	417,256
CF Industries Holdings, Inc.		7,365	763,161
Chemtura Corp.		36,637	268,916
Cleveland-Cliffs, Inc. (c)		6,875	823,762
Commercial Metals Co.		17,722	531,128
Cytec Industries, Inc.		6,388	343,994
Ferro Corp.		6,599	98,061
FMC Corp.		11,422	633,807
Louisiana-Pacific Corp. (c)		15,703	144,153
Lubrizol Corp.		10,402	577,415
Martin Marietta Materials, Inc. (c)		6,272	665,898
Minerals Technologies, Inc. (c)		2,862	179,734
Olin Corp. (c)		11,265	222,596
Packaging Corp. of America		13,978	312,129
Reliance Steel & Aluminum Co.		9,589	573,998
RPM International, Inc.		18,535	388,123
The Scotts Miracle-Gro Co. - Class A (c)		6,722	217,927
Sensient Technologies Corp. (c)		7,275	214,540
Sonoco Products Co.		15,084	431,855
Steel Dynamics, Inc.		28,666	947,125
Temple-Inland, Inc. (c)		16,048	204,131
Terra Industries, Inc. (a) (c)		13,813	490,776
Valspar Corp. (c)		15,259	302,739
Worthington Industries (c)		9,974	168,261
			11,594,377
Telecommunication Services - 0.5%
Cincinnati Bell, Inc. (a) (c)		37,726	160,713
Telephone & Data Systems, Inc. (c)		16,190	635,781
			796,494
Utilities - 8.0%
AGL Resources, Inc.		11,614	398,592
Alliant Energy Corp.		17,291	605,358
Aqua America, Inc.(c)		20,199	379,337
Aquila, Inc. (a)		57,013	183,012
Black Hills Corp. (c)		5,730	205,019
DPL, Inc. (c)		17,228	441,726
Energen Corp.		10,887	678,260
Energy East Corp.		24,005	579,001
Equitable Resources, Inc.		18,574	1,094,009
Great Plains Energy, Inc. (c)		13,073	322,249
Hawaiian Electric Industries, Inc. (c)		12,720	303,626
Idacorp, Inc. (c)		6,824	219,119
MDU Resources Group, Inc.		27,754	681,361
National Fuel Gas Co.		12,660	597,679
Northeast Utilities		23,599	579,119
NSTAR (c)		16,218	493,514
OGE Energy Corp. (c)		13,945	434,666
Oneok, Inc.		15,823	706,180
PNM Resources, Inc. (c)		11,650	145,275
Puget Energy, Inc.		19,742	510,726
SCANA Corp.		17,698	647,393
Sierra Pacific Resources		35,467	447,948
Vectren Corp. (c)		11,609	311,469
Westar Energy, Inc.		14,874	338,681
WGL Holdings, Inc. (c)		7,506	240,642
Wisconsin Energy Corp.		17,740	780,383
			12,324,344
TOTAL COMMON STOCKS (Cost $148,047,114)			155,032,475

INVESTMENT COMPANIES - 0.2%
Midcap SPDR Trust Series 1		1,975	279,381
TOTAL INVESTMENT COMPANIES (Cost $279,345)			279,381
Total Investments (Cost $148,326,459) (b) - 100.2%			155,311,856
Northern Institutional Liquid Assets Portfolio (d) - 34.0%			52,766,353
Liabilities in Excess of Other Assets - (34.2)%			(53,008,049)
TOTAL NET ASSETS - 100.0%			$155,070,160

ADR	American Depository Receipt
(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $149,132,090 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $29,781,267, and ($23,601,501), respectively, with a net appreciation / (depreciation) of $6,179,766.
(c) All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $52,088,805, $52,766,353, and $25,431, respectively.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

		Investments in Securities
Description
Level 1 - Quoted prices		$ 208,078,209
Level 2 - Other significant observable inputs		-
Level 3 - Significant unobservable inputs		-
Total		$ 208,078,209

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit Balanced Index Portfolio

Shares	Value
COMMON STOCKS - 56.3%
Consumer Discretionary - 4.9%
Abercrombie & Fitch Co. - Class A (d)	92	$6,729
Amazon.Com, Inc. (a) (d)	328	23,386
Apollo Group, Inc. (a) (d)	146	6,307
AutoNation, Inc. (a) (d)	203	3,039
Autozone, Inc. (a) (d)	47	5,350
Bed Bath & Beyond, Inc. (a) (d)	282	8,319
Best Buy Co., Inc.	373	15,465
Big Lots, Inc. (a) (d)	137	3,055
Black & Decker Corp. (d)	67	4,429
Brunswick Corp. (d)	105	1,677
Carnival Corp.	465	18,823
CBS Corporation	729	16,096
Centex Corp. (d)	157	3,801
Clear Channel Communications, Inc.	529	15,457
Coach, Inc. (a)	392	11,819
Comcast Corp. - Class A (a)	3,270	63,242
D.R. Horton, Inc. (d)	341	5,371
Darden Restaurants, Inc.	165	5,371
Dillard's, Inc. - Class A (d)	71	1,222
The DIRECTV Group, Inc. (a)	764	18,940
E.W. Scripps Co. (d)	96	4,033
Eastman Kodak Co. (d)	359	6,343
Expedia, Inc. (a) (d)	240	5,254
Family Dollar Stores, Inc.	175	3,412
Ford Motor Co. (a) (d)	2,245	12,841
Fortune Brands, Inc.	163	11,328
GameStop Corp. (a)	180	9,308
Gannett Co., Inc. (d)	273	7,931
The Gap, Inc.	496	9,761
General Motors Corp. (d)	602	11,468
Genuine Parts Co.	198	7,964
The Goodyear Tire & Rubber Co. (a) (d)	263	6,785
H&R Block, Inc.	375	7,785
Harley-Davidson, Inc. (d)	257	9,637
Harman International Industries, Inc.	77	3,353
Hasbro, Inc.	157	4,380
Home Depot, Inc.	1,793	50,150
IAC/InterActiveCorp (a)	196	4,069
International Game Technology	336	13,511
Interpublic Group of Companies, Inc. (a) (d)	544	4,575
J.C. Penney Co., Inc.	236	8,900
Johnson Controls, Inc.	632	21,362
Jones Apparel Group, Inc. (d)	136	1,825
KB Home (d)	90	2,226
Kohl's Corp. (a)	334	14,325
Leggett & Platt, Inc. (d)	221	3,370
Lennar Corp. (d)	162	3,047
Limited Brands, Inc.	331	5,660
Liz Claiborne, Inc. (d)	129	2,341
Lowe's Companies, Inc.	1,554	35,649
Macys, Inc.	461	10,631
Marriott International, Inc. - Class A	333	11,442
Mattel, Inc.	390	7,761
McDonald's Corp.	1,257	70,103
The McGraw-Hill Cos., Inc.	350	12,932
Meredith Corp.	41	1,568
The New York Times Co. - Class A (d)	191	3,606
Newell Rubbermaid, Inc.	297	6,792
News Corp. - Class A	2,460	46,125
Nike, Inc. - Class B	409	27,812
Nordstrom, Inc. (d)	200	6,520
Office Depot, Inc. (a) (d)	321	3,547
OfficeMax, Inc. (d)	118	2,258
Omnicom Group, Inc.	348	15,375
Polo Ralph Lauren Corp. (d)	63	3,672
Pulte Homes, Inc.	265	3,856
RadioShack Corp.	170	2,762
Sears Holdings Corp. (a) (d)	78	7,963
The Sherwin-Williams Co. (d)	111	5,665
Snap-On, Inc.	62	3,153
The Stanley Works	88	4,191
Staples, Inc.	752	16,627
Starbucks Corp. (a)	777	13,597
Starwood Hotels & Resorts Worldwide, Inc.	212	10,971
Target Corp.	883	44,750
Tiffany & Co.	145	6,067
Time Warner, Inc.	3,839	53,823
TJX Companies, Inc.	465	15,378
VF Corp.	104	8,061
Viacom, Inc. - Class B (a)	698	27,655
The Walt Disney Co.	2,023	63,482
The Washington Post Co. - Class B	6	3,969
Wendy's International, Inc. (d)	109	2,514
Whirlpool Corp. (d)	92	7,984
Wyndham Worldwide Corp. (d)	189	3,908
Yum! Brands, Inc.	541	20,131
1,087,142
Consumer Staples - 6.2%
Altria Group, Inc.	2,238	49,684
Anheuser-Busch Companies, Inc.	781	37,058
Archer-Daniels-Midland Co.	684	28,153
Avon Products, Inc.	456	18,030
Brown-Forman Corp. - Class B (d)	92	6,092
Campbell Soup Co.	237	8,046
Clorox Co.	163	9,232
The Coca-Cola Co.	2,154	131,114
Coca-Cola Enterprises, Inc.	324	7,841
Colgate-Palmolive Co.	542	42,227
ConAgra Foods, Inc.	518	12,406
Constellation Brands, Inc. - Class A (a) (d)	225	3,976
Costco Wholesale Corp.	462	30,016
CVS Caremark Corp.	1,569	63,560
Dean Foods Co.	151	3,034
The Estee Lauder Companies, Inc. (d)	137	6,281
General Mills, Inc.	359	21,497
The Hershey Co. (d)	179	6,743
HJ Heinz Co.	337	15,829
Kellogg Co.	291	15,295
Kimberly-Clark Corp.	450	29,048
Kraft Foods, Inc.	1,645	51,011
The Kroger Co.	725	18,415
McCormick & Co., Inc.	163	6,026
Molson Coors Brewing Co. - Class B (d)	160	8,411
Pepsi Bottling Group, Inc.	148	5,019
PepsiCo, Inc.	1,711	123,534
Philip Morris International, Inc. (a)	2,238	113,198
Procter & Gamble Co.	3,299	231,161
Reynolds American, Inc. (d)	182	10,744
Safeway, Inc.	471	13,824
Sara Lee Corp.	770	10,765
Supervalu, Inc.	225	6,746
Sysco Corp.	647	18,776
Tyson Foods, Inc. - Class A	315	5,024
UST, Inc. (d)	167	9,105
Walgreen Co.	1,054	40,147
Wal-Mart Stores, Inc.	2,510	132,227
Whole Foods Market, Inc. (d)	164	5,407
WM Wrigley Jr. Co.	232	14,579
1,369,281
Energy - 7.4%
Anadarko Petroleum Corp. (d)	496	31,263
Apache Corp.	352	42,529
Baker Hughes, Inc.	339	23,222
BJ Services Co.	340	9,693
Cameron International Corporation (a)	233	9,702
Chesapeake Energy Corp. (d)	476	21,967
Chevron Corp.	2,245	191,633
ConocoPhillips	1,702	129,710
Consol Energy, Inc. (d)	194	13,423
Devon Energy Corp.	473	49,348
El Paso Corp. (d)	745	12,397
ENSCO International, Inc. (d)	173	10,833
EOG Resources, Inc.	262	31,440
Exxon Mobil Corp.	5,767	487,773
Halliburton Co.	937	36,852
Hess Corp.	296	26,101
Marathon Oil Corp.	755	34,428
Murphy Oil Corp.	200	16,428
Nabors Industries Ltd. (a)	301	10,165
National Oilwell Varco, Inc. (a)	379	22,126
Noble Energy, Inc.	183	13,322
Noble Corp.	285	14,156
Occidental Petroleum Corp.	881	64,463
Peabody Energy Corp. (d)	282	14,382
Range Resources Corp.	159	10,089
Rowan Companies, Inc.	129	5,312
Schlumberger Ltd.	1,271	110,577
Smith International, Inc.	213	13,681
Spectra Energy Corp.	671	15,265
Sunoco, Inc. (d)	125	6,559
Tesoro Corp. (d)	160	4,800
Transocean, Inc. (a)	338	45,698
Valero Energy Corp.	585	28,729
Weatherford International Ltd. (a)	359	26,017
Williams Companies, Inc.	631	20,810
XTO Energy, Inc.	514	31,796
1,636,689
Financials - 9.5%
ACE Ltd.	351	19,326
Aflac, Inc.	519	33,709
The Allstate Corp.	608	29,220
AMBAC Financial Group, Inc. (d)	307	1,765
American Capital Strategies Ltd. (d)	230	7,857
American Express Co.	1,244	54,388
American International Group, Inc.	2,696	116,602
Ameriprise Financial, Inc.	247	12,807
AON Corp.	313	12,583
Apartment Investment & Management Co. (d)	117	4,190
Assurant, Inc.	102	6,208
AvalonBay Communities, Inc. (d)	84	8,108
Bank of America Corp.	4,788	181,513
The Bank Of New York Mellon Corp.	1,212	50,577
BB&T Corp. (d)	584	18,723
The Bear Stearns Companies, Inc.	123	1,290
Boston Properties, Inc. (d)	127	11,693
Capital One Financial Corp.	416	20,475
CB Richard Ellis Group, Inc. (a) (d)	250	5,410
The Charles Schwab Corp.	996	18,755
Chubb Corp.	408	20,188
Cincinnati Financial Corp. (d)	200	7,608
CIT Group, Inc.	202	2,394
Citigroup, Inc.	5,613	120,230
CME Group, Inc. (d)	59	27,677
Comerica, Inc.	161	5,648
Countrywide Financial Corp. (d)	689	3,789
Developers Diversified Realty Corp. (d)	131	5,486
Discover Financial Services	508	8,316
E*Trade Financial Corp. (a) (d)	496	1,915
Equity Residential (d)	289	11,991
Fannie Mae	1,041	27,399
Federated Investors, Inc. (d)	103	4,033
Fifth Third Bancorp	567	11,862
First Horizon National Corp. (d)	157	2,200
Franklin Resources, Inc.	172	16,682
Freddie Mac	703	17,800
General Growth Properties, Inc. (d)	309	11,794
Genworth Financial, Inc.	486	11,003
Goldman Sachs Group, Inc.	423	69,960
Hartford Financial Services Group, Inc.	334	25,307
HCP, Inc. (a)	268	9,061
Host Hotels & Resorts, Inc.	606	9,647
Hudson City Bancorp, Inc.	563	9,954
Huntington Bancshares, Inc. (d)	388	4,171
IntercontinentalExchange, Inc. (a)	80	10,440
Janus Capital Group, Inc. (d)	163	3,793
JPMorgan Chase & Co.	3,661	157,240
KeyCorp	414	9,087
Kimco Realty Corp. (d)	264	10,341
Legg Mason, Inc.	153	8,565
Lehman Brothers Holdings, Inc. (d)	564	21,229
Leucadia National Corp. (d)	195	8,818
Lincoln National Corp.	287	14,924
Loews Corp.	467	18,783
M&T Bank Corp. (d)	88	7,082
Marsh & McLennan Companies, Inc.	553	13,466
Marshall & Ilsley Corp. (d)	300	6,960
MBIA, Inc. (d)	168	2,053
Merrill Lynch & Co., Inc.	1,047	42,655
MetLife, Inc.	787	47,425
MGIC Investment Corp. (d)	151	1,590
Moody's Corp. (d)	228	7,941
Morgan Stanley	1,190	54,383
National City Corp. (d)	674	6,706
Northern Trust Corp.	204	13,560
NYSE Euronext	282	17,402
Plum Creek Timber Co., Inc. (d)	184	7,489
PNC Financial Services Group, Inc. (d)	372	24,392
Principal Financial Group, Inc. (d)	278	15,490
The Progressive Corp.	742	11,924
Prologis	274	16,128
Prudential Financial, Inc.	483	37,795
Public Storage, Inc.	138	12,230
Regions Financial Corp. (d)	739	14,595
Safeco Corp.	101	4,432
Simon Property Group, Inc.	237	22,020
SLM Corp. (a) (d)	549	8,427
Sovereign Bancorp, Inc.	420	3,914
State Street Corp.	411	32,469
SunTrust Banks, Inc.	372	20,512
T. Rowe Price Group, Inc. (d)	281	14,050
Torchmark Corp.	99	5,951
Toronto-Dominion Bank	92	5,641
The Travelers Companies, Inc.	685	32,777
Unum Group	399	8,782
US Bancorp	1,835	59,381
Vornado Realty Trust	152	13,104
Wachovia Corp. (d)	2,099	56,673
Washington Mutual, Inc. (d)	924	9,517
Wells Fargo & Co.	3,585	104,323
XL Capital Ltd. - Class A	190	5,614
Zions Bancorporation (d)	115	5,238
2,098,625
Health Care - 6.5%
Abbott Laboratories	1,644	90,667
Aetna, Inc.	532	22,392
Allergan, Inc.	327	18,440
AmerisourceBergen Corp.	179	7,335
Amgen, Inc. (a)	1,157	48,339
Applera Corp. - Applied Biosystems Group (d)	179	5,882
Barr Pharmaceuticals, Inc. (a) (d)	115	5,556
Baxter International, Inc.	674	38,971
Becton, Dickinson & Co.	260	22,321
Biogen Idec, Inc. (a)	312	19,247
Boston Scientific Corp. (a)	1,427	18,365
Bristol-Myers Squibb Co.	2,104	44,815
C.R. Bard, Inc.	109	10,508
Cardinal Health, Inc.	385	20,216
Celgene Corp. (a)	446	27,335
Cigna Corp.	297	12,049
Coventry Health Care, Inc. (a)	165	6,658
Covidien Ltd.	529	23,408
Eli Lilly & Co.	1,049	54,118
Express Scripts, Inc. (a) (d)	268	17,238
Forest Laboratories, Inc. (a)	332	13,283
Genzyme Corp. (a)	283	21,095
Gilead Sciences, Inc. (a)	990	51,015
Hospira, Inc. (a)	168	7,185
Humana, Inc. (a)	180	8,075
IMS Health, Inc.	228	4,790
Johnson & Johnson	3,041	197,270
King Pharmaceuticals, Inc. (a)	304	2,645
Laboratory Corp. of America Holdings (a) (d)	123	9,063
McKesson Corp.	308	16,130
Medco Health Solutions, Inc. (a)	569	24,917
Medtronic, Inc.	1,202	58,141
Merck & Co., Inc.	2,313	87,778
Millipore Corp. (a) (d)	59	3,977
Mylan, Inc. (d)	289	3,352
Patterson Companies, Inc. (a)	162	5,881
PerkinElmer, Inc.	126	3,056
Pfizer, Inc.	7,257	151,889
Quest Diagnostics, Inc.	167	7,560
Schering-Plough Corp.	1,722	24,814
St. Jude Medical, Inc. (a)	364	15,721
Stryker Corp.	253	16,458
Tenet Healthcare Corp. (a) (d)	549	3,107
Thermo Fisher Scientific, Inc. (a)	449	25,521
UnitedHealth Group, Inc.	1,373	47,176
Varian Medical Systems, Inc. (a)	133	6,230
Waters Corp. (a)	107	5,960
Watson Pharmaceuticals, Inc. (a) (d)	119	3,489
Wellpoint, Inc. (a)	580	25,595
Wyeth	1,422	59,383
Zimmer Holdings, Inc. (a)	250	19,465
1,443,881
Industrials - 6.9%
3M Co.	758	59,996
Allied Waste Industries, Inc. (a) (d)	326	3,524
Avery Dennison Corp. (d)	125	6,156
Boeing Co.	824	61,281
Burlington Northern Santa Fe Corp.	317	29,234
C.H. Robinson Worldwide, Inc.	199	10,826
Caterpillar, Inc.	676	52,924
Cintas Corp. (d)	144	4,110
Cooper Industries Ltd. - Class A	228	9,154
CSX Corp.	447	25,063
Cummins, Inc.	217	10,160
Danaher Corp.	270	20,528
Deere & Co.	472	37,968
Dover Corp.	212	8,857
Eaton Corp.	156	12,429
Emerson Electric Co.	838	43,124
Equifax, Inc. (d)	168	5,793
Expeditors International Washington, Inc.	227	10,256
FedEx Corp.	329	30,488
Fluor Corp.	103	14,539
General Dynamics Corp.	428	35,682
General Electric Co.	10,811	400,115
Goodrich Corp.	146	8,396
Honeywell International, Inc.	794	44,797
Illinois Tool Works, Inc.	440	21,221
Ingersoll-Rand Company Ltd. - Class A	290	12,928
ITT Corp.	193	9,999
Jacobs Engineering Group, Inc. (a)	140	10,303
L-3 Communications Holdings, Inc.	134	14,652
Lockheed Martin Corp.	369	36,642
Manitowoc Co.	150	6,120
Masco Corp.	393	7,793
Monster Worldwide, Inc. (a) (d)	152	3,680
Norfolk Southern Corp.	412	22,380
Northrop Grumman Corp.	360	28,012
Paccar, Inc.	392	17,640
Pall Corp.	154	5,401
Parker Hannifin Corp.	179	12,399
Pitney Bowes, Inc.	231	8,090
Precision Castparts Corp.	147	15,006
Raytheon Co.	457	29,527
Robert Half International, Inc. (d)	193	4,968
Rockwell Automation, Inc. (d)	159	9,130
Rockwell Collins, Inc.	174	9,944
RR Donnelley & Sons Co.	256	7,759
Ryder System, Inc.	71	4,325
Southwest Airlines Co.	781	9,684
Terex Corp. (a)	109	6,813
Textron, Inc.	265	14,686
Trane, Inc.	183	8,400
Tyco International Ltd.	526	23,170
Union Pacific Corp.	279	34,981
United Parcel Service, Inc. - Class B	1,117	81,563
United Technologies Corp.	1,050	72,261
W.W. Grainger, Inc.	83	6,340
Waste Management, Inc.	540	18,122
1,519,339
Information Technology - 8.9%
Adobe Systems, Inc. (a)	610	21,710
Advanced Micro Devices, Inc. (a) (d)	642	3,781
Affiliated Computer Services, Inc. - Class A (a) (d)	116	5,813
Agilent Technologies, Inc. (a)	411	12,260
Akamai Technologies, Inc. (a) (d)	200	5,632
Altera Corp.	358	6,598
Analog Devices, Inc.	323	9,535
Apple, Inc. (a)	931	133,598
Applied Materials, Inc.	1,467	28,621
Autodesk, Inc. (a)	246	7,744
Automatic Data Processing, Inc.	560	23,738
BMC Software, Inc. (a)	209	6,797
Broadcom Corp. - Class A (a)	540	10,406
CA, Inc.	417	9,382
Ciena Corp. (a) (d)	123	3,792
Cisco Systems, Inc. (a)	6,450	155,381
Citrix Systems, Inc. (a) (d)	210	6,159
Cognizant Technology Solutions Corp. (a)	309	8,908
Computer Sciences Corp. (a)	174	7,097
Compuware Corp. (a)	350	2,569
Convergys Corp. (a) (d)	184	2,771
Corning, Inc.	1,676	40,291
Dell, Inc. (a)	2,385	47,509
eBay, Inc. (a)	1,208	36,047
Electronic Arts, Inc. (a)	335	16,723
Electronic Data Systems Corp.	591	9,840
EMC Corp. (a)	2,233	32,021
Fidelity National Information Services, Inc.	182	6,941
Fiserv, Inc. (a)	175	8,416
Google, Inc. (a)	247	108,796
Hewlett-Packard Co.	2,657	121,319
Intel Corp.	6,216	131,655
International Business Machines Corp.	1,491	171,674
Intuit, Inc. (a)	354	9,562
Jabil Circuit, Inc.	208	1,968
JDS Uniphase Corp. (a) (d)	278	3,722
Juniper Networks, Inc. (a)	554	13,850
KLA-Tencor Corp.	194	7,197
Lexmark International, Inc. - Class A (a) (d)	101	3,103
Linear Technology Corp. (d)	238	7,304
LSI Corp. (a)	894	4,425
MEMC Electronic Materials, Inc. (a)	244	17,300
Microchip Technology, Inc. (d)	204	6,677
Micron Technology, Inc. (a)	878	5,242
Microsoft Corp.	8,625	244,778
Molex, Inc. (d)	187	4,331
Motorola, Inc.	2,427	22,571
National Semiconductor Corp. (d)	250	4,580
NetApp, Inc. (a)	366	7,338
Novell, Inc. (a)	404	2,541
Novellus Systems, Inc. (a) (d)	163	3,431
Nvidia Corp. (a)	591	11,696
Oracle Corp. (a)	4,191	81,976
Paychex, Inc. (d)	355	12,162
QLogic Corp. (a) (d)	185	2,840
Qualcomm, Inc.	1,739	71,299
SanDisk Corp. (a) (d)	243	5,485
Sun Microsystems, Inc. (a)	881	13,682
Symantec Corp. (a)	922	15,324
Tellabs, Inc. (a) (d)	509	2,774
Teradata Corp. (a)	223	4,919
Teradyne, Inc. (a) (d)	237	2,944
Texas Instruments, Inc.	1,486	42,009
Total System Services, Inc. (d)	230	5,442
Tyco Electronics Ltd.	529	18,155
Unisys Corp. (a) (d)	404	1,790
VeriSign, Inc. (a) (d)	235	7,811
The Western Union Co.	798	16,973
Xerox Corp.	982	14,701
Xilinx, Inc.	346	8,218
Yahoo!, Inc. (a)	1,420	41,081
1,954,725
Materials - 2.0%
Air Products & Chemicals, Inc.	230	21,160
Alcoa, Inc.	902	32,526
Allegheny Technologies, Inc. (d)	109	7,778
Ashland, Inc.	70	3,311
Ball Corp.	129	5,926
Bemis Co. (d)	122	3,103
The Dow Chemical Co.	1,006	37,071
Eastman Chemical Co.	98	6,120
Ecolab, Inc.	186	8,078
EI Du Pont de Nemours & Co.	957	44,749
Freeport-McMoRan Copper & Gold, Inc. - Class B (d)	406	39,065
Hercules, Inc.	136	2,487
International Flavors & Fragrances, Inc.	91	4,009
International Paper Co.	455	12,376
MeadWestvaco Corp.	214	5,825
Monsanto Co.	582	64,893
Newmont Mining Corp.	480	21,744
Nucor Corp.	306	20,728
Pactiv Corp. (a)	139	3,643
PPG Industries, Inc.	174	10,529
Praxair, Inc.	336	28,301
Rohm & Haas Co.	134	7,247
Sealed Air Corp.	202	5,101
Sigma-Aldrich Corp. (d)	139	8,291
Titanium Metals Corp. (d)	100	1,505
United States Steel Corp.	126	15,986
Vulcan Materials Co. (d)	119	7,902
Weyerhaeuser Co. (d)	223	14,504
443,958
Telecommunication Services - 2.0%
American Tower Corp. - Class A (a)	431	16,899
AT&T, Inc.	6,530	250,099
CenturyTel, Inc.	118	3,922
Citizens Communications Co. (d)	424	4,448
Embarq Corp.	176	7,058
Qwest Communications International, Inc. (d)	1,802	8,163
Sprint Nextel Corp.	3,024	20,231
Verizon Communications, Inc.	3,069	111,865
Windstream Corp. (d)	554	6,620
429,305
Utilities - 2.0%
The AES Corp. (a)	712	11,869
Allegheny Energy, Inc.	193	9,747
Ameren Corp. (d)	240	10,570
American Electric Power Co., Inc.	426	17,734
Centerpoint Energy, Inc. (d)	399	5,694
CMS Energy Corp. (d)	261	3,534
Consolidated Edison, Inc. (d)	289	11,473
Constellation Energy Group, Inc.	193	17,036
Dominion Resources, Inc.	622	25,402
DTE Energy Co. (d)	174	6,767
Duke Energy Corporation	1,341	23,937
Dynegy, Inc. (a) (d)	500	3,945
Edison International	347	17,010
Entergy Corp.	207	22,580
Exelon Corp.	702	57,052
FirstEnergy Corp.	325	22,302
FPL Group, Inc.	433	27,166
Integrys Energy Group, Inc. (d)	82	3,825
Nicor, Inc. (d)	48	1,608
NiSource, Inc. (d)	342	5,896
Pepco Holdings, Inc.	220	5,438
PG&E Corp.	377	13,881
Pinnacle West Capital Corp. (d)	117	4,104
PPL Corp.	396	18,184
Progress Energy, Inc. (d)	276	11,509
Public Service Enterprise Group, Inc.	541	21,743
Questar Corp.	201	11,369
Sempra Energy	278	14,812
Southern Co.	807	28,737
TECO Energy, Inc. (d)	244	3,892
Xcel Energy, Inc.	475	9,476
448,292
TOTAL COMMON STOCKS (Cost $9,885,842)	12,431,237

Principal
Amount	Value
CORPORATE BONDS - 8.0%
Consumer Staples - 0.5%
Campbell Soup Co.
5.875%, 10/01/2008	$100,000	$101,544
Energy - 2.8%
Apache Corp.
5.625%, 01/15/2017 (d)	100,000	104,318
Burlington Resources Finance Co.
6.500%, 12/01/2011 (d)	150,000	163,898
Colonial Pipeline Co.
7.750%, 11/01/2010 (b)	125,000	138,385
Conoco Funding Co.
6.350%, 10/15/2011	50,000	54,477
Public Service of North Carolina, Inc.
6.625%, 02/15/2011	150,000	160,480
621,558
Financials - 2.4%
Bank of America Corp.
5.750%, 12/01/2017	100,000	103,484
Union Planters Corp.
4.375%, 12/01/2010	190,000	193,451
US Bank NA
4.950%, 10/30/2014	100,000	101,933
Wells Fargo & Co
4.375%, 01/31/2013	125,000	124,360
523,228
Industrials - 2.3%
Honeywell International, Inc.
7.500%, 03/01/2010	125,000	134,726
Masco Corp.
5.875%, 07/15/2012	125,000	126,003
United Technologies Corp.
4.375%, 05/01/2010 (d)	250,000	256,276
517,005
TOTAL CORPORATE BONDS (Cost $1,733,028)	1,763,335

MORTGAGE BACKED SECURITIES - 14.1%
Fannie Mae Pool
Pool #500823, 7.000%, 07/01/2029	255,133	271,664
Pool #653650, 6.500%, 08/01/2032	65,093	67,583
Pool #722267, 5.500%, 07/01/2033	219,973	222,778
Pool #732114, 6.000%, 08/01/2033	129,798	133,640
Pool #357457, 5.500%, 11/01/2033	425,385	430,809
Pool #903724, 7.500%, 11/01/2036	230,393	240,863
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	494,807	502,131
Pool #E9-9160, 4.500%, 09/01/2018	103,574	103,438
Pool #G0-8146, 6.000%, 08/01/2036	614,757	631,154
Pool #3583M, 5.500%, 07/20/2034	497,127	506,899
TOTAL MORTGAGE BACKED SECURITIES (Cost $3,104,302)	3,110,959

U.S. GOVERNMENT AGENCY ISSUES - 5.3%
Fannie Mae
5.050%, 02/07/2011	1,100,000	1,171,023
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,104,656)	1,171,023

U.S. TREASURY OBLIGATIONS - 9.3%
U.S. Treasury Bonds - 2.9%
5.250%, 11/15/2028 (d)	450,000	506,426
6.125%, 08/15/2029 (d)	100,000	125,211
631,637
U.S. Treasury Notes - 6.4%
3.375%, 12/15/2008 (d)	84,000	85,135
4.500%, 02/15/2009 (d)	200,000	205,031
6.000%, 08/15/2009 (d)	50,000	53,039
5.750%, 08/15/2010 (d)	180,000	197,198
4.250%, 01/15/2011 (d)	200,000	213,766
4.750%, 05/15/2014 (d)	150,000	168,387
4.125%, 05/15/2015 (d)	150,000	162,152
5.125%, 05/15/2016 (d)	300,000	341,766
1,426,474
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,906,323)	2,058,111

Shares	Value
INVESTMENT COMPANIES - 3.0%
iShares Lehman Aggregate Bond Fund	6,140	$630,455
SPDR Trust Series 1	200	26,394
TOTAL INVESTMENT COMPANIES (Cost $650,791)	656,849

SHORT TERM INVESTMENTS (f) - 3.8%
Money Market Funds - 3.2%
Northern U.S. Government Select Money Market Fund	701,487	701,487

Principal
Amount	Value
U.S. Treasury Bills - 0.6%
4.016%, 07/31/2008	$150,000	$149,314
TOTAL SHORT TERM INVESTMENTS (Cost $850,438)	850,801
Total Investments (Cost $19,235,380) (c) - 99.8%	22,042,315
Northern Institutional Liquid Assets Portfolio (e) - 16.0%	3,542,037
Liabilities in Excess of Other Assets - (15.8)%	(3,501,150)
TOTAL NET ASSETS - 100.0%	$22,083,202

(a)	Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(c)	For federal income tax purposes, cost is $19,269,248 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $3,933,091 and ($1,160,024), respectively, with a net appreciation / (depreciation) of $2,773,067.
(d)	All or a portion of the security is out on loan.
(e)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $3,455,716, $3,542,037, and $6,166, respectively.
(f)	Securities and other assets with an aggregate value of $794,400 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of March 31, 2008:

Unrealized
Appreciation/
Type	Contracts	(Depreciation)
S&P 500 E-Mini Futures (06/08)	12	$24,373

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Investments in Securities	Other Financial Instruments *
Description
Level 1 - Quoted prices	$ 19,529,974	$ 24,373
Level 2 - Other significant observable inputs	6,054,378	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 25,584,352	$ 24,373

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit Nasdaq-100 Index Portfolio
		Shares		Value
COMMON STOCKS - 94.8%
Consumer Discretionary - 11.9%
Amazon.Com, Inc. (a) (c)		4,878		$347,801
Apollo Group, Inc. (a)		2,985		128,952
Bed Bath & Beyond, Inc. (a) (c)		6,301		185,879
Comcast Corp. - Class A (a)		25,740		497,812
Discovery Holding Co. (a)		4,230		89,761
Dish Network Corp. (a)		3,838		110,266
Expedia, Inc. (a) (c)		4,950		108,355
Focus Media Holding Ltd. - ADR (a) (c)		1,905		66,961
Garmin Ltd. (c)		3,565		192,546
IAC/InterActive Corp. (a)		5,216		108,284
Lamar Advertising Co. (a) (c)		1,343		48,254
Liberty Global, Inc. (a)		3,180		108,374
Liberty Media Corp. - Interactive (a)		9,878		159,431
PetSmart, Inc.		2,254		46,072
Sears Holdings Corp. (a) (c)		2,462		251,346
Sirius Satellite Radio, Inc. (a) (c)		28,143		80,489
Staples, Inc.		8,407		185,879
Starbucks Corp. (a)		17,975		314,562
Virgin Media, Inc. (c)		6,317		88,880
Wynn Resorts Ltd. (c)		2,205		221,911
				3,341,815
Consumer Staples - 1.4%
Costco Wholesale Corp.		4,048		262,999
Hansen Natural Corp. (a) (c)		1,617		57,080
Whole Foods Market, Inc. (c)		2,418		79,721
				399,800
Health Care - 14.3%
Amgen, Inc. (a)		8,968		374,683
Amylin Pharmaceuticals, Inc. (a) (c)		2,299		67,154
Biogen Idec, Inc. (a)		5,750		354,717
Celgene Corp. (a)		7,111		435,833
Cephalon, Inc. (a) (c)		1,156		74,446
Dentsply International, Inc.		2,572		99,279
Express Scripts, Inc. (a) (c)		3,980		255,994
Genzyme Corp. (a)		5,900		439,786
Gilead Sciences, Inc. (a)		16,219		835,765
Henry Schein, Inc. (a) (c)		1,580		90,692
Hologic, Inc. (a) (c)		2,344		130,326
Intuitive Surgical, Inc. (a)		676		219,261
Patterson Companies, Inc. (a)		2,205		80,042
Teva Pharmaceutical Industries, Ltd. - ADR (c)		10,945		505,550
Vertex Pharmaceuticals, Inc. (a)		2,584		61,732
				4,025,260
Industrials - 4.9%
C.H. Robinson Worldwide, Inc.		2,971		161,622
Cintas Corp. (c)		3,373		96,265
Expeditors International Washington, Inc.		3,703		167,302
Fastenal Co. (c)		2,537		116,524
Foster Wheeler Ltd. (a)		2,659		150,553
Joy Global, Inc.		1,878		122,371
Monster Worldwide, Inc. (a) (c)		2,315		56,046
Paccar, Inc.		7,302		328,590
Ryanair Holdings Plc - ADR (a) (c)		2,058		58,200
Stericycle, Inc. (a)		1,617		83,276
UAL Corp. (c)		1,929		41,531
				1,382,280
Information Technology - 60.0%
Activision, Inc. (a)		4,610		125,899
Adobe Systems, Inc. (a)		9,595		341,486
Akamai Technologies, Inc. (a) (c)		2,818		79,355
Altera Corp.		7,657		141,119
Apple, Inc. (a)		21,781		3,125,573
Applied Materials, Inc.		12,615		246,119
Autodesk, Inc. (a)		4,257		134,010
Baidu.com - ADR (a) (c)		423		101,363
BEA Systems, Inc. (a)		6,648		127,309
Broadcom Corp. - Class A (a)		7,596		146,375
Cadence Design Systems, Inc. (a)		4,983		53,218
Check Point Software Technologies (a)		3,893		87,203
Cisco Systems, Inc. (a)		37,839		911,542
Citrix Systems, Inc. (a)		3,989		116,997
Cognizant Technology Solutions Corp. (a)		5,010		144,438
Dell, Inc. (a)		14,592		290,673
eBay, Inc. (a)		17,597		525,094
Electronic Arts, Inc. (a)		5,618		280,451
Fiserv, Inc. (a)		3,645		175,288
Flextronics International Ltd. (a)		15,983		150,080
Google, Inc. (a)		2,560		1,127,603
Infosys Technologies Ltd. - ADR (c)		1,979		70,789
Intel Corp.		36,237		767,500
Intuit, Inc. (a)		7,415		200,279
Juniper Networks, Inc. (a)		6,067		151,675
KLA-Tencor Corp.		3,906		144,913
Lam Research Corp. (a)		2,277		87,027
Linear Technology Corp. (c)		5,284		162,166
Logitech International S.A. (a) (c)		3,137		79,805
Marvell Technology Group Ltd. (a)		10,016		108,974
Microchip Technology, Inc. (c)		2,781		91,022
Microsoft Corp.		57,081		1,619,959
Netapp, Inc. (a)		6,370		127,719
Nvidia Corp. (a)		9,659		191,152
Oracle Corp. (a)		38,053		744,317
Paychex, Inc.		6,291		215,530
Qualcomm, Inc.		34,550		1,416,550
Research In Motion Ltd. (a)		9,969		1,118,821
SanDisk Corp. (a)		3,720		83,960
Sun Microsystems, Inc. (a)		6,381		99,097
Symantec Corp. (a)		16,043		266,635
Tellabs, Inc. (a) (c)		4,428		24,133
VeriSign, Inc. (a) (c)		3,686		122,523
Xilinx, Inc.		6,903		163,946
Yahoo!, Inc. (a)		11,365		328,789
				16,818,476
Materials - 0.9%
Sigma-Aldrich Corp. (c)		2,211		131,886
Steel Dynamics, Inc. (c)		3,526		116,499
				248,385
Telecommunication Services - 1.4%
Leap Wireless International, Inc. (a) (c)		1,200		55,920
Level 3 Communications, Inc. (a) (c)		26,502		56,184
Millicom International Cellular S.A. (a)		1,852		175,107
NII Holdings, Inc. (a) (c)		2,982		94,768
				381,979
TOTAL COMMON STOCKS (Cost $19,781,102)				26,597,995

SHORT TERM INVESTMENTS (e) - 5.4%
Money Market Funds - 4.9%
Northern U.S. Government Select Money Market Fund		1,364,595		1,364,595

		Principal
		Amount		Value
U.S. Treasury Bills - 0.5%
2.188%, 07/31/2008		$150,000		$149,314
TOTAL SHORT TERM INVESTMENTS (Cost $1,513,504)				1,513,909
Total Investments (Cost $21,294,606) (b) - 100.2%				28,111,904
Northern Institutional Liquid Assets Portfolio (d) - 12.6%				4,354,374
Liabilities in Excess of Other Assets - (12.8)%				(4,405,452)
TOTAL NET ASSETS - 100.0%				$28,060,826

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $22,125,908 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $8,355,898 and ($2,369,902), respectively, with a net appreciation / (depreciation) of $5,985,996.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $4,332,972, $4,354,374, and $63,099, respectively.
(e)	Securities and other assets with an aggregate value of $1,504,020 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of March 31, 2008:

			Unrealized
			Appreciation/
Type	Contracts		(Depreciation)
Nasdaq 100 E-Mini (06/08)	27		$48,618
Nasdaq 100 Futures (06/08)	3		($7,399)

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

		Investments in Securities	Other Financial Instruments *
Description
Level 1 - Quoted prices		$ 32,466,278	$ 41,219
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 32,466,278	$ 41,219

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit Russell 2000 Small Cap Index Portfolio

	Shares		Value
COMMON STOCKS - 98.2%
Capital Goods - 11.0%
AAR Corp. (a) (c)	2,884		$78,647
ABX Holdings, Inc. (a) (c)	4,539		13,345
ACCO Brands Corp. (a) (c)	4,165		56,519
Accuride Corp. (a) (c)	1,591		13,014
Actuant Corp. - Class A (c)	4,231		127,819
Advanced Energy Industries, Inc. (a) (c)	2,762		36,624
Aerovironment, Inc. (a) (c)	464		9,489
Aftermarket Technology Corp. (a)	1,530		29,743
Airtran Holdings, Inc. (a) (c)	7,047		46,510
Airvana, Inc. (a) (c)	571		2,986
Alaska Air Group, Inc. (a) (c)	3,120		61,214
Allegiant Travel Co. (a) (c)	348		9,194
Altra Holdings, Inc. (a) (c)	692		9,307
American Axle & Manufacturing Holdings, Inc. (c)	3,445		70,622
American Commercial Lines, Inc. (a) (c)	3,682		58,176
American Ecology Corp.	1,094		27,711
American Railcar Industries, Inc. (c)	607		12,340
American Superconductor Corp. (a) (c)	3,128		72,538
Amerigon, Inc. (a)	1,424		21,075
AO Smith Corp.	1,439		47,300
Applied Industrial Technologies, Inc. (c)	3,147		94,064
Arctic Cat, Inc. (c)	846		6,167
ARGON ST, Inc. (a) (c)	898		15,275
Arkansas Best Corp. (c)	1,495		47,631
Arlington Tankers Ltd. (c)	876		18,396
Arris Group, Inc. (a) (c)	10,299		59,940
ArvinMeritor, Inc. (c)	5,496		68,755
Astec Industries, Inc. (a)	1,457		56,473
Asyst Technologies, Inc. (a) (c)	3,801		13,304
Atlas Air Worldwide Holdings, Inc. (a) (c)	879		48,345
ATMI, Inc. (a) (c)	2,508		69,798
Audiovox Corp. (a)	1,164		12,432
Axcelis Technologies, Inc. (a) (c)	7,873		44,089
AZZ, Inc. (a) (c)	772		27,468
Badger Meter, Inc. (c)	977		42,206
Baldor Electric Co. (c)	3,527		98,756
Beazer Homes USA, Inc. (c)	3,012		28,463
Belden CDT, Inc. (c)	3,467		122,454
Blount International, Inc. (a) (c)	2,929		36,232
Briggs & Stratton Corp. (c)	3,810		68,199
Bristow Group, Inc. (a) (c)	1,344		72,132
Brooks Automation, Inc. (a) (c)	5,243		50,962
Bucyrus International, Inc. - Class A (c)	2,874		292,142
Cascade Corp. (c)	882		43,491
Celadon Group, Inc. (a) (c)	1,613		15,614
Champion Enterprises, Inc. (a)	5,925		59,428
Chart Industries, Inc. (a)	949		32,114
Cognex Corp.	3,273		71,450
Cohu, Inc.	1,585		25,756
Columbus McKinnon Corp. NY (a) (c)	1,286		39,840
Commercial Vehicle Group, Inc. (a) (c)	1,480		14,667
Cooper Tire & Rubber Co. (c)	4,750		71,107
Credence Systems Corp. (a) (c)	7,780		13,226
CTS Corp.	2,523		26,996
Curtiss-Wright Corp. (c)	3,409		141,405
Cymer, Inc. (a) (c)	2,383		62,053
Darling International, Inc. (a) (c)	6,230		80,678
Dionex Corp. (a) (c)	1,413		108,787
Double Hull Tankers, Inc. (c)	1,422		15,087
Dynamex, Inc. (a) (c)	725		18,343
Eagle Bulk Shipping, Inc. (c)	3,595		92,607
Electro Scientific Industries, Inc. (a) (c)	2,038		33,586
Energysolutions, Inc. (c)	2,321		53,244
EnPro Industries, Inc. (a) (c)	1,481		46,192
Entegris, Inc. (a) (c)	8,918		64,120
ESCO Technologies, Inc. (a) (c)	1,814		72,052
Esterline Technologies Corp. (a)	2,253		113,484
ExpressJet Holdings, Inc. (a) (c)	4,169		10,964
FARO Technologies, Inc. (a) (c)	1,277		39,817
Federal Signal Corp. (c)	3,687		51,471
FEI Co. (a) (c)	2,796		61,037
Fleetwood Enterprises, Inc. (a) (c)	4,955		22,793
Flow International Corp. (a) (c)	2,869		26,653
Force Protection, Inc. (a) (c)	5,262		10,577
Forward Air Corp. (c)	2,212		78,393
Franklin Electric Co., Inc. (c)	1,272		43,464
Freightcar America, Inc.	883		30,287
Fuel Tech, Inc. (a) (c)	1,209		24,785
Gehl Co. (a) (c)	708		11,994
Genco Shipping & Trading Ltd. (c)	1,558		87,918
General Maritime Corp. (c)	2,207		52,107
Genesee & Wyoming, Inc. (a)	2,544		87,514
Golar LNG Ltd. (c)	2,684		49,037
The Gorman-Rupp Co. (c)	960		31,574
Greenbrier Cos., Inc. (c)	1,237		32,805
Gulfmark Offshore, Inc. (a) (c)	1,761		96,362
Hardinge, Inc. (c)	739		10,169
Hayes Lemmerz International, Inc. (a) (c)	7,710		21,511
Headwaters, Inc. (a) (c)	2,970		39,174
Heartland Express, Inc. (c)	4,255		60,676
Heico Corp. (c)	1,960		95,550
Herman Miller, Inc. (c)	4,159		102,187
Horizon Lines Inc. - Class A (c)	2,588		48,163
Hovnanian Enterprises, Inc. (a) (c)	2,889		30,623
HUB Group, Inc. (a)	2,812		92,487
Hurco Cos, Inc. (a) (c)	371		17,355
Intevac, Inc. (a)	1,476		19,114
Itron, Inc. (a) (c)	2,318		209,153
JetBlue Airways Corp. (a) (c)	13,762		79,820
Kadant, Inc. (a) (c)	957		28,117
Kimball International, Inc.	2,010		21,547
Knight Transportation, Inc. (c)	4,402		72,457
Knightsbridge Tankers Ltd. (c)	1,125		30,015
Knoll, Inc.	3,838		44,291
Kulicke & Soffa Industries, Inc. (a) (c)	3,986		19,053
L-1 Identity Solutions, Inc. (a) (c)	4,558		60,621
Ladish Co., Inc. (a)	985		35,460
Lear Corp. (a) (c)	5,903		152,947
Lindsay Co. (c)	871		89,251
Littelfuse, Inc. (a)	1,569		54,868
LTX Corp. (a) (c)	4,797		15,063
M/I Homes, Inc. (c)	845		14,348
Marine Products Corp. (c)	813		6,569
Marten Transport Ltd. (a)	1,075		16,684
MasTec, Inc. (a)	3,264		26,797
Mattson Technology, Inc. (a) (c)	4,052		24,677
Measurement Specialties, Inc. (a)	925		16,160
Meritage Homes Corp. (a) (c)	2,012		38,872
Middleby Corp. (a) (c)	1,023		63,825
Miller Industries Inc./TN (a)	622		5,990
Mine Safety Appliances Co. (c)	2,165		89,176
MKS Instruments, Inc. (a) (c)	3,895		83,353
Modine Manufacturing Co. (c)	2,361		34,211
Monaco Coach Corp. (c)	2,305		21,851
Moog, Inc. (a) (c)	2,919		123,211
MTC Technologies, Inc. (a) (c)	679		16,147
MTS Systems Corp.	1,234		39,809
NACCO Industries, Inc.	388		31,405
Noble International Ltd. (c)	806		5,038
Nordic American Tanker Shipping (c)	2,305		64,540
Nordson Corp.	2,595		139,741
Odyssey Marine Exploration, Inc. (a) (c)	3,173		17,102
Old Dominion Freight Line (a) (c)	2,277		72,477
Opnext, Inc. (a) (c)	1,346		7,336
Orbital Sciences Corp. (a)	4,560		109,896
Orion Energy Systems, Inc. (a)	723		6,897
OYO Geospace Corp. (a) (c)	256		11,628
Pacer International, Inc.	2,640		43,375
Palm Harbor Homes, Inc. (a) (c)	644		3,387
Park-Ohio Holdings Corp. (a) (c)	536		8,421
Patriot Transportation Holding, Inc. (a) (c)	102		8,001
PHI, Inc. (a) (c)	966		30,468
Photronics, Inc. (a)	3,214		30,694
Pinnacle Airlines Corp. (a) (c)	1,299		11,340
Plantronics, Inc.	3,697		71,389
Polaris Industries, Inc. (c)	2,753		112,901
Polycom, Inc. (a) (c)	7,052		158,952
Powell Industries, Inc. (a)	516		20,315
Power-One, Inc. (a) (c)	5,399		17,331
Powerwave Technologies, Inc. (a) (c)	10,021		25,554
Preformed Line Products Co. (c)	163		7,935
Raser Technologies, Inc. (a) (c)	2,401		20,625
Regal-Beloit Corp.	2,458		90,037
Republic Airways Holdings, Inc. (a)	2,593		56,164
Robbins & Myers, Inc. (c)	2,102		68,630
Rofin-Sinar Technologies, Inc. (a) (c)	2,158		96,894
Rudolph Technologies, Inc. (a) (c)	2,246		21,943
Saia, Inc. (a)	1,029		16,320
Sauer-Danfoss, Inc. (c)	690		15,277
Semitool, Inc. (a) (c)	1,544		12,846
Ship Finance International Ltd. (c)	2,422		63,650
Skyline Corp. (c)	480		13,354
Skywest, Inc. (c)	4,474		94,491
Sonic Solutions, Inc. (a) (c)	1,805		17,418
Spartan Motors, Inc. (c)	2,476		20,947
Standard Motor Products, Inc. (c)	1,038		6,353
Standard-Pacific Corp. (c)	5,027		24,431
Standex International Corp.	871		19,458
Stoneridge, Inc. (a) (c)	944		12,697
Sun Hydraulics Corp. (c)	745		21,806
Superior Industries International (c)	1,615		33,511
Symmetricom, Inc. (a)	3,578		12,487
TAL International Group, Inc. (c)	1,136		26,776
Taser International, Inc. (a) (c)	4,778		44,913
TBS International Ltd. (a) (c)	329		9,936
Team, Inc. (a)	1,221		33,333
Technitrol, Inc.	3,138		72,582
Tecumseh Products Co. (a) (c)	1,167		35,804
Teledyne Technologies, Inc. (a)	2,694		126,618
Tennant Co. (c)	1,106		44,030
Tenneco, Inc. (a)	3,564		99,578
Textainer Group Holdings Ltd. (c)	462		6,967
Titan International, Inc.	1,605		49,129
Titan Machinery, Inc. (a)	456		8,527
TransDigm Group, Inc. (a) (c)	720		26,676
Triumph Group, Inc. (c)	1,118		63,648
TurboChef Technologies, Inc. (a) (c)	1,514		9,871
Twin Disc, Inc. (c)	604		9,555
Ultra Clean Holdings (a)	1,255		12,299
Ultrapetrol Bahamas Ltd. (a) (c)	1,010		10,342
Ultratech, Inc. (a) (c)	1,682		16,164
Universal Truckload Services, Inc. (a) (c)	417		8,703
Veeco Instruments, Inc. (a) (c)	2,400		39,912
Vicor Corp. (c)	1,393		16,632
Visteon Corp. (a) (c)	9,971		37,491
Wabash National Corp. (c)	2,191		19,697
Watts Water Technologies, Inc. (c)	2,420		67,833
WCI Communities, Inc. (a) (c)	2,348		7,866
Werner Enterprises, Inc. (c)	3,573		66,315
Westinghouse Air Brake Technologies Corp. (c)	3,752		141,300
Winnebago Industries, Inc. (c)	2,287		38,650
Woodward Governor Co.	4,224		112,865
X-Rite, Inc. (a) (c)	2,006		11,976
Zygo Corp. (a)	1,269		15,786
			9,481,323
Consumer Discretionary - 16.9%
1-800-FLOWERS.COM, Inc. (a) (c)	1,763		15,003
99 Cents Only Stores (a) (c)	3,606		35,663
A H Belo Corp. (a) (c)	1,304		14,905
Aaron Rents, Inc. (c)	3,552		76,510
ABM Industries, Inc. (c)	3,330		74,725
AC Moore Arts & Crafts, Inc. (a) (c)	1,559		10,632
Administaff, Inc. (c)	1,606		37,918
The Advisory Board Co. (a) (c)	1,310		71,971
Aeropostale, Inc. (a) (c)	5,008		135,767
AFC Enterprises (a) (c)	2,138		19,221
Ambassadors Group, Inc. (c)	1,026		19,381
Ambassadors International, Inc. (c)	465		3,446
Amerco, Inc. (a) (c)	667		38,079
American Greetings Corp. (c)	4,267		79,153
American Public Education, Inc. (a) (c)	356		10,812
American Woodmark Corp. (c)	839		17,250
Ameristar Casinos, Inc. (c)	1,813		33,087
AMN Healthcare Services, Inc. (a) (c)	2,673		41,218
Arbitron, Inc. (c)	2,116		91,327
Asbury Automotive Group, Inc. (c)	1,978		27,217
Bally Technologies, Inc. (a) (c)	4,098		140,725
Barrett Business Services, Inc. (c)	454		7,777
Bauer Eddie Holdings, Inc. (a) (c)	2,346		9,126
Bebe Stores, Inc.	1,950		20,963
Belo Corp. (c)	6,524		68,959
Benihana, Inc. (a)	948		10,684
Big 5 Sporting Goods Corp. (c)	1,598		14,014
BJ's Restaurants, Inc. (a) (c)	1,104		15,909
Blockbuster, Inc. (a) (c)	14,770		48,150
Blue Nile, Inc. (a) (c)	924		50,035
Blyth, Inc. (c)	1,815		35,792
Bob Evans Farms, Inc. (c)	2,519		69,499
The Bon-Ton Stores Inc. (c)	670		3,665
Books-A-Million, Inc.	998		8,723
Borders Group, Inc. (c)	4,340		25,476
Bowne & Co, Inc.	2,057		31,369
Bright Horizons Family Solutions, Inc. (a)	1,832		78,849
Brightpoint, Inc. (a) (c)	3,914		32,721
Brown Shoe Co, Inc. (c)	3,387		51,042
The Buckle Inc. (c)	1,019		45,580
Buffalo Wild Wings, Inc. (a) (c)	984		24,108
Build-A-Bear-Workshop, Inc. (a) (c)	1,034		9,399
Cabela's, Inc. (a) (c)	3,004		42,537
Cache, Inc. (a) (c)	862		9,732
California Pizza Kitchen, Inc. (a) (c)	2,238		29,340
Callaway Golf Co. (c)	5,098		74,839
Capella Education Company (a) (c)	705		38,493
Carmike Cinemas, Inc. (c)	866		8,902
Carrols Restaurant Group Inc. (a) (c)	693		6,188
Carter's, Inc. (a)	4,507		72,788
Casella Waste Systems, Inc. (a) (c)	1,547		16,909
Casual Male Retail Group, Inc. (a) (c)	2,778		11,668
The Cato Corp. (c)	2,148		32,091
CBIZ, Inc. (a) (c)	3,945		32,033
CBRL Group, Inc. (c)	1,891		67,641
CDI Corp.	901		22,570
CEC Entertainment, Inc. (a) (c)	1,893		54,670
Central European Distribution Corp. (a)	2,718		158,160
Central Garden & Pet Co. (a)	5,384		23,905
Cenveo, Inc. (a) (c)	4,129		43,189
Charlotte Russe Holding, Inc. (a) (c)	1,947		33,761
Charming Shoppes, Inc. (a) (c)	8,975		43,349
Charter Communications, Inc. (a) (c)	31,707		27,014
Chemed Corp.	1,677		70,769
Cherokee, Inc. (c)	520		17,508
The Children's Place Retail Stores, Inc. (a) (c)	1,588		39,001
Chipolte Mexican Grill, Inc. (a) (c)	2,537		246,317
Christopher & Banks Corp. (c)	2,568		25,654
Churchill Downs, Inc.	585		27,635
Cinemark Holdings, Inc. (c)	2,153		27,537
Citadel Broadcasting Corp. (c)	14,107		23,418
Citi Trends, Inc. (a) (c)	922		17,011
CKE Restaurants, Inc. (c)	4,197		47,090
CKX, Inc. (a) (c)	2,911		27,713
CNET Networks, Inc. (a) (c)	11,631		82,580
Coinstar, Inc. (a) (c)	1,958		55,098
Collective Brands, Inc. (a) (c)	5,004		60,648
Columbia Sportswear Co. (c)	925		40,728
Conn's, Inc. (a) (c)	925		15,087
Consolidated Graphics, Inc. (a)	641		35,928
Core-Mark Holding Co., Inc. (a) (c)	646		18,566
Corinthian Colleges, Inc. (a) (c)	6,641		48,014
Cornell Cos., Inc. (a) (c)	804		18,058
CoStar Group, Inc. (a) (c)	1,477		63,511
Courier Corp. (c)	671		16,741
Cox Radio, Inc. (a) (c)	2,557		30,377
CPI Corp. (c)	345		5,958
CRA International, Inc. (a) (c)	796		25,583
Cross Country Healthcare, Inc. (a) (c)	2,255		27,894
Crown Media Holdings, Inc. (a) (c)	1,039		5,372
CSK Auto Corp. (a) (c)	3,351		31,198
CSS Industries, Inc. (c)	453		15,837
Cumulus Media, Inc. (a) (c)	2,501		15,956
Deckers Outdoor Corp. (a) (c)	954		102,860
Denny's Corp. (a) (c)	7,180		21,396
DeVry, Inc. (c)	4,599		192,422
DG FastChannel, Inc. (a) (c)	1,148		22,019
Diamond Management & Technology Consultants, Inc. (c)	1,702		10,978
Dolan Media Co. (a)	747		15,022
Dollar Thrifty Automotive Group (a) (c)	1,732		23,624
Dominos Pizza, Inc. (c)	3,375		45,529
Dover Downs Gaming & Entertainment, Inc. (c)	975		8,297
Dress Barn, Inc. (a) (c)	3,618		46,817
DSW, Inc. - Class A (a) (c)	1,139		14,750
DTS, Inc. (a) (c)	1,234		29,616
Dyncorp International, Inc. (a) (c)	1,759		29,340
Earthlink, Inc. (a)	8,285		62,552
Elizabeth Arden, Inc. (a) (c)	1,823		36,369
Emmis Communications Corp. (a) (c)	2,314		8,053
Entercom Communications Corp. (c)	2,519		25,014
Entravision Communications Corp. (a) (c)	5,341		35,571
Ethan Allen Interiors, Inc. (c)	2,039		57,969
Exponent, Inc. (a) (c)	1,078		35,402
Ezcorp, Inc. (a) (c)	2,854		35,133
FGX International Holdings Ltd. (a) (c)	802		9,592
Finish Line (c)	3,288		15,651
First Advantage Corp. (a) (c)	479		10,150
Fisher Communications, Inc. (a) (c)	510		15,892
Forrester Research, Inc. (a)	1,027		27,298
Fossil, Inc. (a) (c)	3,358		102,553
Fred's, Inc. (c)	3,085		31,621
FTD Group, Inc. (c)	1,470		19,727
FTI Consulting, Inc. (a)	3,652		259,438
Furniture Brands International, Inc. (c)	3,718		43,501
G&K Services, Inc. (c)	1,494		53,201
Gaiam, Inc. - Class A (a) (c)	1,138		19,710
Gander Mountain Co. (a) (c)	336		2,043
GateHouse Media, Inc. (c)	1,724		10,068
Gaylord Entertainment Co. (a) (c)	3,150		95,414
Gemstar-TV Guide International, Inc. (a)	19,259		90,517
Genesco, Inc. (a) (c)	1,636		37,808
The Geo Group Inc. (a) (c)	3,879		110,319
Gevity HR, Inc. (c)	1,842		15,952
G-iii Apparel Group Ltd. (a)	862		11,568
Global Sources Ltd. (a) (c)	1,142		16,956
Glu Mobile, Inc. (a) (c)	484		2,173
Gray Television, Inc. (c)	3,019		17,178
Great Wolf Resorts, Inc. (a) (c)	2,359		15,050
Greenfield Online, Inc. (a) (c)	1,427		16,924
Group 1 Automotive, Inc. (c)	1,745		40,973
GSI Commerce, Inc. (a) (c)	1,317		17,319
Gymboree Corp. (a) (c)	2,146		85,582
Harris Interactive, Inc. (a) (c)	4,077		11,130
Haverty Furniture Cos., Inc. (c)	1,582		16,832
Heelys, Inc. (a)	446		1,913
Heidrick & Struggles International, Inc. (c)	1,288		41,899
Helen of Troy Ltd. (a) (c)	2,333		39,124
Hhgregg, Inc. (a) (c)	630		7,088
Hibbett Sports, Inc. (a) (c)	2,252		34,771
Hooker Furniture Corp. (c)	751		16,777
HOT Topic, Inc. (a) (c)	3,403		14,667
Houston Wire & Cable Co. (c)	1,107		17,734
HSW International, Inc. (a) (c)	900		4,536
Hudson Highland Group, Inc. (a)	1,725		14,611
Iconix Brand Group, Inc. (a) (c)	3,911		67,856
ICT Group, Inc. (a) (c)	441		4,450
Ihop Corp. (c)	1,292		61,887
IKON Office Solutions, Inc. (c)	6,064		46,086
Infospace, Inc.	2,540		29,388
infoUSA, Inc.	2,360		14,420
Insight Enterprises, Inc. (a) (c)	3,720		65,100
Inter Parfums, Inc. (c)	664		14,661
Internap Network Services Corp. (a) (c)	3,762		18,660
inVentiv Health Inc. (a) (c)	2,397		69,058
iPass, Inc. (a) (c)	4,571		13,804
Isle of Capri Casinos, Inc. (a) (c)	1,050		7,508
J Crew Group, Inc. (a) (c)	2,992		132,157
Jack in the Box, Inc. (a) (c)	4,369		117,395
Jackson Hewitt Tax Service, Inc. (c)	2,266		25,991
Jakks Pacific, Inc. (a) (c)	1,933		53,293
Jamba, Inc. (a) (c)	4,014		10,637
Jo-Ann Stores, Inc. (a) (c)	1,692		24,923
JOS A Bank Clothiers, Inc. (a) (c)	1,264		25,912
Journal Communications, Inc. (c)	3,369		24,863
K12, Inc. (a) (c)	500		9,795
Kelly Services, Inc. (c)	1,796		36,926
Kenneth Cole Productions, Inc. (c)	615		10,418
Kforce, Inc. (a)	2,497		22,073
Knology, Inc. (a) (c)	1,755		22,727
The Knot, Inc. (a) (c)	2,126		24,981
Korn/Ferry International (a)	3,664		61,922
Krispy Kreme Doughnuts, Inc. (a) (c)	4,992		15,226
K-Swiss, Inc. (c)	1,818		28,761
Lakes Entertainment, Inc. (a) (c)	1,609		7,112
Landry's Restaurants, Inc. (c)	1,150		18,722
Lawson Products	256		7,053
La-Z-Boy, Inc. (c)	3,957		33,001
Leapfrog Enterprises, Inc. (a)	2,658		18,739
LECG Corp. (a)	1,714		16,043
Lee Enterprises, Inc. (c)	3,545		35,485
Libbey, Inc. (c)	958		16,133
Life Time Fitness, Inc. (a) (c)	2,577		80,428
Lifetime Brands, Inc. (c)	756		6,759
Lin TV Corp. (a) (c)	1,941		18,653
Lincoln Educational Services Corp. (a)	319		3,828
Liquidity Services, Inc. (a) (c)	815		6,520
Lithia Motors, Inc. (c)	1,112		11,298
Live Nation, Inc. (a) (c)	5,645		68,474
LKQ Corp. (a) (c)	8,656		194,500
Lodgenet Interactive Corp. (a) (c)	1,755		10,688
Lodgian, Inc. (a) (c)	1,597		17,807
LoJack Corp. (a)	1,323		16,723
LoopNet, Inc. (a) (c)	2,092		26,568
Lululemon Athletica, Inc. (a) (c)	849		24,137
Magna Entertainment Corp. (a) (c)	3,205		1,090
Maidenform Brands, Inc. (a) (c)	1,772		28,830
Mannatech, Inc. (c)	1,100		7,843
Marchex, Inc. (c)	2,161		21,567
Marcus Corp. (c)	1,511		29,011
MarineMax, Inc. (a) (c)	1,106		13,781
Martha Stewart Living Omnimedia (a) (c)	2,043		15,179
Marvel Entertainment, Inc. (a)	3,816		102,231
Matthews International Corp. (c)	2,259		108,997
MAXIMUS, Inc.	1,507		55,322
McCormick & Schmick's Seafood Restaurants, Inc. (a) (c)	1,126		13,118
Media General, Inc. (c)	1,553		21,773
Men's Wearhouse, Inc. (c)	4,167		96,966
Midas, Inc. (a) (c)	1,091		18,754
Midway Games, Inc. (a) (c)	2,513		6,785
Monarch Casino & Resort, Inc. (a) (c)	697		12,344
Monro Muffler, Inc.	1,188		20,077
Morgans Hotel Group Co. (a) (c)	1,698		25,164
Morton's Restaurant Group, Inc. (a) (c)	673		5,337
Movado Group, Inc.	1,243		24,226
MPS Group, Inc. (a)	7,886		93,213
MTR Gaming Group, Inc. (a) (c)	1,594		11,158
Multimedia Games, Inc. (a) (c)	1,907		10,183
MWI Veterinary Supply, Inc. (a)	657		23,166
National Cinemedia, Inc. (c)	3,234		72,700
National Presto Industries, Inc. (c)	333		17,449
Nautilus Group, Inc. (c)	2,307		7,590
Navigant Consulting, Inc. (a) (c)	3,840		72,883
Net 1 UEPS Technologies, Inc. (a)	3,218		72,566
NetFlix, Inc. (a) (c)	3,613		125,190
New York & Company, Inc. (a) (c)	1,503		8,627
Nexstar Broadcasting Group, Inc. (a) (c)	699		4,124
NIC, Inc. (c)	3,030		21,543
Nu Skin Enterprises, Inc.	3,871		69,755
O'Charleys, Inc. (c)	1,623		18,697
On Assignment, Inc. (a) (c)	2,712		17,221
Orbitz Worldwide, Inc. (a) (c)	2,621		18,059
Overstock.com, Inc. (a) (c)	1,269		15,114
Oxford Industries, Inc.	1,016		22,890
Pacific Sunwear Of California (a)	5,395		68,031
The Pantry Inc. (a) (c)	1,593		33,580
Papa John's International, Inc. (a) (c)	1,711		41,423
PC Connection, Inc. (a)	615		4,871
PeopleSupport, Inc. (a) (c)	1,647		15,021
PEP Boys-Manny, Moe & Jack (c)	3,064		30,517
Perficient, Inc. (a) (c)	2,258		17,929
Perry Ellis International, Inc. (a) (c)	799		17,442
PetMed Express, Inc. (a)	1,647		18,265
PF Chang's China Bistro, Inc. (a) (c)	1,862		52,955
PHH Corp. (a)	4,120		71,812
Pier 1 Imports, Inc. (a) (c)	6,791		42,647
Pinnacle Entertainment, Inc. (a) (c)	4,590		58,752
Playboy Enterprises, Inc. (a) (c)	1,495		12,453
Premier Exibitions, Inc. (a) (c)	2,252		13,602
Pre-Paid Legal Services, Inc. (a) (c)	656		27,821
Prestige Brands Holdings, Inc. (a) (c)	2,599		21,260
Priceline.com, Inc. (a) (c)	2,829		341,913
Pricesmart, Inc. (c)	1,029		28,514
Primedia, Inc. (c)	3,401		24,997
Protection One, Inc. (a) (c)	430		4,124
Providence Service Corp. (a) (c)	843		25,290
Quiksilver, Inc. (a) (c)	9,538		93,568
Radio One, Inc. (a) (c)	5,883		8,942
RC2 Corp. (a)	1,462		30,658
Red Robin Gourmet Burgers, Inc. (a) (c)	1,162		43,656
Regis Corp.	3,404		93,576
Renaissance Learning, Inc. (c)	526		7,359
Rent-A-Center, Inc. (a)	5,407		99,218
Resources Connection, Inc. (c)	3,770		67,370
Retail Ventures, Inc. (a)	2,127		10,316
Revlon, Inc. (a) (c)	15,255		14,950
Riviera Holdings Corp. (a) (c)	735		15,148
Rollins, Inc. (c)	3,117		55,140
RSC Holdings, Inc. (a) (c)	1,374		14,977
Ruby Tuesday, Inc. (c)	4,183		31,373
Rush Enterprises, Inc. - Class A (a) (c)	2,556		40,487
Russ Berrie & Co, Inc. (a) (c)	1,277		17,955
Ruth's Chris Steak House, Inc. (a) (c)	1,226		8,472
Salem Communications Corp. (c)	741		2,971
Sally Beauty Holdings, Inc. (a) (c)	7,198		49,666
Schawk, Inc.	1,033		16,518
Scholastic Corp. (a) (c)	2,364		71,558
School Specialty, Inc. (a) (c)	1,477		46,585
Sealy Corp. (c)	3,443		26,167
Select Comfort Corp. (a) (c)	3,784		13,622
Shoe Carnival, Inc. (a) (c)	562		7,604
Shuffle Master, Inc. (a) (c)	2,709		14,493
Shutterfly, Inc. (a) (c)	952		14,156
Sinclair Broadcast Group, Inc. (c)	3,787		33,742
Six Flags, Inc. (a) (c)	5,454		8,945
Skechers U.S.A., Inc. (a)	1,348		27,243
Smith & Wesson Holding Corp. (a) (c)	2,051		10,296
Sohu.com, Inc. (a) (c)	2,113		95,360
Sonic Automotive, Inc. (c)	2,384		48,991
Sonic Corp. (a) (c)	4,677		103,081
Source Interlink Companies, Inc. (a) (c)	2,658		5,050
Spanish Broadcasting System (a) (c)	3,131		5,542
Spectrum Brands, Inc. (a) (c)	3,010		13,756
Speedway Motorsports, Inc. (c)	1,075		26,950
Spherion Corp. (a) (c)	4,344		26,585
Stage Stores, Inc. (c)	3,341		54,124
Stamps.com, Inc. (a)	1,311		13,451
Standard Parking Corp. (a) (c)	664		13,917
The Steak n Shake Co. (a) (c)	1,979		15,575
Stein Mart, Inc. (c)	1,842		10,352
Steiner Leisure Ltd. (a) (c)	1,123		37,059
Steinway Musical Instruments (a) (c)	492		14,032
Steven Madden Ltd. (a)	1,462		25,044
Stewart Enterprises, Inc. (c)	7,393		47,463
Strayer Education, Inc. (c)	1,087		165,767
Sturm Ruger & Co, Inc. (a) (c)	1,745		14,379
Sun-times Media Group, Inc. (a) (c)	4,879		3,513
Systemax, Inc. (c)	647		7,803
Take-Two Interactive Software, Inc. (a)	5,623		143,499
Talbots, Inc. (c)	1,581		17,043
TeleTech Holdings, Inc. (a) (c)	3,217		72,254
Tempur-Pedic International, Inc. (c)	5,787		63,657
Tetra Tech, Inc. (a)	4,459		86,995
Texas Roadhouse, Inc. (a) (c)	4,051		39,700
THQ, Inc. (a) (c)	5,144		112,139
Timberland Co. (a) (c)	3,633		49,881
Tivo, Inc. (a) (c)	7,497		65,674
Town Sports International Holdings, Inc. (a) (c)	1,071		6,865
Travelzoo, Inc. (a) (c)	541		5,973
Triarc Companies (c)	4,843		33,465
True Religion Apparel, Inc. (a) (c)	926		17,177
Trueblue, Inc. (a) (c)	3,389		45,548
Trump Entertainment Resorts, Inc. (a) (c)	2,176		7,834
Tuesday Morning Corp. (a) (c)	2,106		10,909
Tupperware Brands Corp.	4,732		183,034
Tween Brands, Inc. (a) (c)	1,845		45,645
Ulta Salon Cosmetcs & Fragrance, Inc. (a) (c)	875		12,285
Under Armour, Inc. (a) (c)	1,903		69,650
Unifirst Corp./MA	938		34,790
United Online, Inc. (c)	5,142		54,300
United Stationers, Inc. (a) (c)	1,925		91,823
Universal Electronics, Inc. (a)	970		23,484
Universal Technical Institute, Inc. (a) (c)	1,612		18,909
USANA Health Sciences, Inc. (a) (c)	658		14,496
Vail Resorts, Inc. (a) (c)	2,417		116,717
Valassis Communications, Inc. (a) (c)	3,674		39,863
Valueclick, Inc. (a) (c)	7,681		132,497
Valuevision Media, Inc. (a) (c)	2,142		11,867
Viad Corp.	1,560		56,176
VistaPrint Ltd. (a) (c)	3,321		116,069
Volcom, Inc. (a)	921		18,613
Volt Information Sciences, Inc. (a)	1,090		18,486
Warnaco Group, Inc. (a)	3,556		140,249
Waste Connections, Inc. (a)	5,282		162,369
Waste Industries USA, Inc. (c)	500		18,075
Waste Services, Inc. (a) (c)	1,296		10,524
Watson Wyatt Worldwide, Inc.	3,288		186,594
West Marine, Inc. (a) (c)	960		6,691
Westwood One, Inc. (c)	5,459		11,464
Wet Seal, Inc. (a) (c)	6,513		22,079
Weyco Group, Inc.	465		13,797
WMS Industries, Inc. (a)	3,132		112,658
Wolverine World Wide, Inc.	4,197		121,755
World Fuel Services Corp. (c)	2,202		61,810
World Wrestling Entertainment, Inc. (c)	1,504		27,989
Zale Corp. (a) (c)	3,366		66,512
Zumiez, Inc. (a) (c)	1,330		20,868
			14,530,976
Consumer Staples - 2.5%
Alliance One International, Inc. (a) (c)	7,339		44,327
American Dairy, Inc. (a) (c)	428		3,938
Arden Group, Inc. (c)	73		10,439
Boston Beer Co, Inc. (a) (c)	659		31,329
Cal-Maine Foods, Inc. (c)	833		27,805
Casey's General Stores, Inc.	3,883		87,756
Chiquita Brands International, Inc. (a) (c)	3,265		75,454
Coca-Cola Bottling Co. Consolidated (c)	327		20,150
Farmer Bros Co. (c)	470		10,876
Flowers Foods, Inc. (c)	5,911		146,297
Fresh Del Monte Produce, Inc. (a) (c)	2,363		86,013
Great Atlantic & Pacific Tea Co. (a) (c)	2,097		54,983
Green Mountain Coffee Roasters, Inc. (a) (c)	1,323		41,873
Hain Celestial Group, Inc. (a) (c)	3,054		90,093
Imperial Sugar Co. (c)	736		13,851
Ingles Markets, Inc. (c)	827		20,336
J&J Snack Foods Corp. (c)	921		25,300
Jones Soda Co. (a) (c)	1,777		6,202
Lance, Inc. (c)	2,387		46,785
Longs Drug Stores Corp.	2,540		107,848
M&F Worldwide Corp. (a) (c)	708		26,472
Maui Land & Pineapple Co, Inc. (a) (c)	249		7,941
Nash Finch Co. (c)	937		31,839
National Beverage Corp. (c)	658		5,047
Peet's Coffee & Tea, Inc. (a) (c)	971		22,828
Performance Food Group Co. (a)	2,720		88,890
Pilgrim's Pride Corp. (c)	3,107		62,855
Ralcorp Holdings, Inc. (a) (c)	1,863		108,333
Reddy Ice Holdings, Inc. (c)	1,678		21,864
Ruddick Corp.	3,165		116,662
Sanderson Farms, Inc. (c)	1,193		45,346
Schweitzer-Mauduit International, Inc. (c)	1,085		25,107
Seaboard Corp. (c)	23		35,995
Sensient Technologies Corp.	3,619		106,724
Spartan Stores, Inc. (c)	1,479		30,837
Synutra International, Inc. (a) (c)	275		8,594
Tiens Biotech Group USA, Inc. (a) (c)	230		488
Tootsie Roll Industries, Inc. (c)	2,650		66,785
TreeHouse Foods, Inc. (a) (c)	2,184		49,926
United Natural Foods, Inc. (a) (c)	3,294		61,631
Universal Corp. (c)	2,081		136,368
Vector Group Ltd. (c)	2,393		42,093
Village Super Market, Inc. - Class A	214		11,021
Weis Markets, Inc.	958		33,022
Winn Dixie Stores, Inc. (a) (c)	2,634		47,307
			2,145,630
Energy - 7.1%
Allis-Chalmers Energy, Inc. (a) (c)	1,898		26,173
Alon USA Energy, Inc. (c)	803		12,214
Alpha Natural Resources, Inc. (a) (c)	5,059		219,763
APCO Argentina Inc. (c)	600		15,582
Approach Resources, Inc. (a) (c)	580		9,094
Arena Resources, Inc. (a) (c)	2,343		90,697
Atlas America, Inc.	1,757		106,193
ATP Oil & Gas Corp. (a) (c)	1,957		64,033
Atwood Oceanics, Inc. (a) (c)	2,046		187,659
Aventine Renewable Energy Holdings, Inc. (a) (c)	2,126		11,055
Basic Energy Services, Inc. (a) (c)	3,138		69,287
Berry Petroleum Co. - Class A (c)	3,045		141,562
Bill Barrett Corp. (a) (c)	2,376		112,266
Bois D'Arc Energy, Inc. (a) (c)	1,404		30,172
BPZ Energy, Inc. (a) (c)	3,975		86,377
Brigham Exploration Co. (a) (c)	3,513		21,324
Bronco Drilling Company, Inc. (a) (c)	2,001		32,236
Cal Dive International, Inc. (a) (c)	3,289		34,140
Callon Petroleum Co. (a) (c)	1,427		25,814
CARBO Ceramics, Inc. (c)	1,409		56,501
Carrizo Oil & Gas, Inc. (a) (c)	1,875		111,131
Clayton Williams Energy, Inc. (a)	371		19,474
Clean Energy Fuels Corp. (a) (c)	659		8,804
Complete Production Services, Inc. (a) (c)	3,289		75,450
Comstock Resources, Inc. (a)	3,422		137,907
Concho Resources, Inc. (a)	1,545		39,614
Contango Oil & Gas Company (a) (c)	874		56,469
Crosstex Energy, Inc. (c)	2,836		96,282
CVR Energy, Inc. (a) (c)	1,340		30,860
Dawson Geophysical Co. (a) (c)	490		33,075
Delek US Holdings, Inc. (c)	670		8,489
Delta Petroleum Corp. (a) (c)	5,054		113,917
Dril-Quip, Inc. (a) (c)	2,052		95,356
Edge Petroleum Corp. (a) (c)	2,195		8,846
Encore Acquisition Co. (a)	4,097		165,027
Energy Partners Ltd. (a) (c)	2,065		19,556
EnerNOC, Inc. (a) (c)	250		2,850
Evergreen Energy, Inc. (a) (c)	6,516		10,035
Evergreen Solar, Inc. (a) (c)	6,594		61,126
EXCO Resources, Inc. (a) (c)	4,735		87,597
Exterran Holdings, Inc. (a) (c)	4,635		299,143
Flotek Industries, Inc. (a) (c)	1,206		17,595
FuelCell Energy, Inc. (a) (c)	5,106		33,955
FX Energy, Inc. (a) (c)	2,923		12,452
GeoGlobal Resources, Inc. (a) (c)	2,491		6,950
Geokinetics, Inc. (a) (c)	451		8,172
GeoMet, Inc. (a) (c)	1,400		9,324
GMX Resources, Inc. (a) (c)	887		30,983
Goodrich Petroleum Corp. (a) (c)	1,470		44,218
Grey Wolf, Inc. (a) (c)	14,142		95,883
Gulf Island Fabrication, Inc.	808		23,206
Gulfport Energy Corp. (a) (c)	1,756		18,614
Harvest Natural Resources, Inc. (a) (c)	2,612		31,501
Hercules Offshore, Inc. (a) (c)	6,394		160,617
Hornbeck Offshore Services, Inc. (a) (c)	1,767		80,699
International Coal Group, Inc. (a) (c)	9,772		62,052
Lufkin Industries, Inc. (c)	993		63,373
Mariner Energy, Inc. (a) (c)	6,707		181,156
Matrix Service Co. (a)	2,042		35,082
McMoRan Exploration Co. (a) (c)	3,300		57,057
Meridian Resource Corp. (a) (c)	6,910		10,227
NATCO Group, Inc. (a)	1,420		66,385
Newpark Resources (a) (c)	6,929		35,338
Nova Biosource Fuels, Inc. (a) (c)	2,411		3,641
Oil States International, Inc. (a) (c)	3,787		169,695
Oilsands Quest, Inc. (a) (c)	10,781		42,477
Ormat Technologies, Inc. (c)	904		38,881
Pacific Ethanol, Inc. (a) (c)	2,739		12,052
Parallel Petroleum Corp. (a) (c)	3,174		62,115
Parker Drilling Co. (a) (c)	8,597		55,537
Penn Virginia Corp.	3,155		139,104
Petrohawk Energy Corp. (a) (c)	14,394		290,327
Petroleum Development Corp. (a) (c)	1,034		71,625
Petroquest Energy, Inc. (a) (c)	3,200		55,488
Pioneer Drilling Co. (a) (c)	3,820		60,853
Rentech, Inc. (a) (c)	12,603		11,217
Resource America, Inc. (c)	1,106		10,452
Rex Energy Corporation (a) (c)	644		10,716
Rosetta Resources, Inc. (a)	3,905		76,811
RPC, Inc. (c)	2,247		34,132
Stone Energy Corp. (a) (c)	1,917		100,278
Sulphco, Inc. (a) (c)	3,403		14,190
Superior Offshore International, Inc. (a) (c)	673		2,228
Superior Well Services, Inc. (a) (c)	1,207		26,397
Swift Energy Co. (a) (c)	2,301		103,522
T-3 Energy Services, Inc. (a) (c)	470		20,003
Teekay Tankers Ltd.	1,100		18,832
Toreador Resources Corp. (a) (c)	926		7,204
Trico Marine Service, Inc. (a) (c)	833		32,462
TXCO Resources, Inc. (a) (c)	2,594		32,114
Union Drilling, Inc. (a) (c)	942		16,476
US Bioenergy Corp. (a) (c)	797		4,702
USEC, Inc. (a) (c)	8,254		30,540
Vaalco Energy, Inc. (a) (c)	4,546		22,594
Venoco, Inc. (a)	1,103		12,817
VeraSun Energy Corp. (a) (c)	3,067		22,542
Verenium Corporation (a) (c)	3,198		11,257
Warren Resources, Inc. (a) (c)	4,478		53,154
W-H Energy Services, Inc. (a)	2,338		160,971
Whiting Petroleum Corp. (a)	3,234		209,078
Willbros Group, Inc. (a) (c)	2,855		87,363
			6,051,836
Financial - 20.7%
1st Source Corp. (c)	894		18,819
Abington Bancorp, Inc. (c)	726		7,492
Acadia Realty Trust (c)	2,232		53,903
Advance America Cash Advance Centers, Inc. (c)	5,171		39,041
Advanta Corp. - Class B	2,851		20,043
Advent Software, Inc. (a) (c)	1,429		60,904
Agree Realty Corp. (c)	541		14,850
Alesco Financial, Inc. (c)	4,674		13,461
Alexander's, Inc. (a) (c)	133		47,149
Alexandria Real Estate Equities, Inc. (c)	2,456		227,720
Alfa Corp.	2,286		50,246
Amcore Financial, Inc. (c)	1,537		31,278
American Campus Communities, Inc. (c)	2,090		57,182
American Equity Investment Life Holding Co. (c)	4,383		40,674
American Financial Realty Trust	10,032		79,654
American Physicians Capital, Inc. (c)	685		31,757
AmericanWest Bancorp (c)	1,328		11,580
Ameris Bancorp (c)	911		14,631
Amerisafe, Inc. (a)	1,236		15,623
Ampal Amern Israel Corp. (a) (c)	1,584		10,138
Amtrust Financial Services, Inc.	1,798		29,146
Anchor Bancorp Wisconsin, Inc. (c)	1,473		27,943
Anthracite Capital, Inc. (c)	4,931		32,545
Anworth Mortgage Asset Corp.	5,278		32,354
Apollo Investment Corp. (c)	9,188		145,446
Arbor Realty Trust, Inc. (c)	801		12,079
Ares Capital Corp. (c)	5,352		67,275
Argo Group International Holdings, Inc. (a) (c)	2,255		80,098
Ashford Hospitality Trust, Inc. (c)	8,161		46,354
Aspen Insurance Holdings Ltd.	6,779		178,830
Asset Acceptance Capital Corp. (c)	1,088		10,477
Associated Estates Realty Corp. (c)	1,037		11,863
Assured Guaranty Ltd. (c)	6,179		146,689
Asta Funding, Inc. (c)	788		10,977
Baldwin & Lyons, Inc. (c)	544		13,970
Bancfirst Corp. (c)	434		19,869
Banco Latinoamericano de Exportaciones SA (c)	2,090		32,186
The Bancorp, Inc. (a) (c)	744		8,988
Bank Mutual Corp.	4,280		45,967
Bank of the Ozarks, Inc. (c)	831		19,861
BankAtlantic Bancorp, Inc. (c)	3,316		12,966
BankFinancial Corp.	1,720		27,365
Bankrate, Inc. (a) (c)	698		34,823
BankUnited Financial Corp. (c)	2,462		12,335
Banner Corp. (c)	1,191		27,441
Beneficial Mutual Bancorp Inc. Com (a) (c)	2,805		27,741
Berkshire Hills Bancorp, Inc. (c)	576		14,509
BioMed Realty Trust, Inc. (c)	5,041		120,429
Blackrock Kelso Capital Corp. (c)	668		7,976
Boston Private Financial Holdings, Inc. (c)	2,852		30,203
Brookline Bancorp, Inc. (c)	4,855		55,735
BRT Realty Trust (c)	463		6,487
Calamos Asset Management, Inc.	1,628		26,504
Capital City Bank Group, Inc. (c)	875		25,375
Capital Corp of the West (c)	634		5,085
Capital Southwest Corp. (c)	253		31,301
Capital Trust, Inc. - Class A (c)	1,053		28,378
Capitol Bancorp Ltd. (c)	942		19,914
Caplease, Inc. (c)	3,350		26,029
Cardtronics, Inc. (a)	1,000		6,970
Cascade Bancorp (c)	1,768		16,902
Cash America International, Inc. (c)	2,080		75,712
Cass Information Systems, Inc. (c)	415		13,097
Castlepoint Holdings Ltd. (c)	522		5,079
Cathay General Bancorp (c)	3,939		81,655
CBRE Realty Finance, Inc. (c)	2,261		9,112
Cedar Shopping Centers, Inc. (c)	3,398		39,689
Centennial Bank Holdings Inc. (a) (c)	4,153		26,081
Center Financial Corp. (c)	815		7,384
Central Pacific Financial Corp. (c)	2,143		40,396
Chemical Financial Corp. (c)	1,761		41,982
Chimera Investement Corp. (c)	2,568		31,586
Citizens Banking Corp. (c)	5,832		72,492
Citizens, Inc. (a) (c)	2,842		19,013
City Bank (c)	867		19,308
City Holding Co.	1,190		47,481
Clayton Holdings, Inc. (a) (c)	903		4,190
Clifton Savings Bancorp, Inc. (c)	937		9,445
CNA Surety Corp. (a)	1,124		17,287
CoBiz, Inc. (c)	1,421		18,501
Cohen & Steers, Inc. (c)	1,346		35,656
Columbia Banking System, Inc.	1,376		30,795
Commerce Group, Inc. (c)	3,530		127,292
Community Bancorp (a) (c)	603		8,177
Community Bank System, Inc. (c)	2,101		51,601
Community Trust Bancorp, Inc.	1,057		30,970
CompuCredit Corp. (a) (c)	1,455		12,906
Corporate Office Properties Trust (c)	2,992		100,561
Corus Bankshares, Inc. (c)	2,745		26,709
Cousins Properties, Inc. (c)	3,124		77,194
Cowen Group, Inc. (a) (c)	1,054		7,473
Crawford & Co. (a) (c)	1,997		10,484
Credit Acceptance Corp. (a) (c)	635		9,862
Crystal River Capital, Inc. (c)	1,930		17,235
CVB Financial Corp. (c)	5,084		52,924
Cybersource Corp. (a) (c)	4,941		72,188
Darwin Professional Underwriters, Inc. (a) (c)	594		13,359
Dct Industrial Trust, Inc. (c)	12,939		128,872
Deerfield Capital Corp. (c)	4,502		6,349
Delphi Financial Group	3,345		97,774
Deluxe Corp.	3,993		76,706
DiamondRock Hospitality Co. (c)	7,276		92,187
Digital Realty Trust, Inc. (c)	4,345		154,248
Dime Community Bancshares	1,727		30,188
Dollar Financial Corp. (a) (c)	1,235		28,405
Donegal Group, Inc.	916		15,938
Downey Financial Corp. (c)	1,478		27,166
Duff & Phelps Corp. (a)	631		11,352
EastGroup Properties	1,660		77,124
Education Realty Trust, Inc.	2,157		27,113
eHealth, Inc. (a) (c)	1,026		22,644
Electro Rent Corp. (c)	1,281		19,407
EMC Insurance Group, Inc. (c)	416		11,186
Employers Holdings, Inc.	3,930		72,862
Encore Capital Group, Inc. (a) (c)	1,065		7,242
Enstar Group Ltd. (a) (c)	468		52,074
Enterprise Financial Services Corp. (c)	632		15,800
Entertainment Properties Trust (c)	2,165		106,799
Epoch Holding Corp. (c)	580		6,948
Equity Lifestyle Properties, Inc.	1,364		67,341
Equity One, Inc. (c)	2,680		64,240
eSpeed, Inc. - Class A (a) (c)	1,440		16,790
Euronet Worldwide, Inc. (a) (c)	3,536		68,103
Evercore Partners, Inc. (c)	577		10,242
ExlService Holdings, Inc. (a) (c)	1,740		39,950
Extra Space Storage, Inc. (c)	4,962		80,335
FBL Financial Group, Inc.	955		27,208
FBR Capital Markets Corp. (a) (c)	2,395		16,166
Fcstone Group, Inc. (a)	589		16,315
Federal Agricultural Mortgage Corp. (c)	779		20,332
FelCor Lodging Trust, Inc. (c)	4,798		57,720
Financial Federal Corp. (c)	1,902		41,483
First Acceptance Corp. (a) (c)	1,175		3,349
First Bancorp Puerto Rico (c)	7,053		71,658
First Bancorp/Troy NC (c)	834		16,622
First Busey Corp. (c)	1,779		37,572
First Cash Financial Services, Inc. (a)	1,960		20,247
First Charter Corp.	2,703		72,197
First Commonwealth Financial Corp. (c)	5,704		66,109
First Community Bancorp/CA (c)	1,995		53,566
First Community Bancshares, Inc/VA (c)	669		24,365
First Financial Bancorp (c)	2,358		31,715
First Financial Bankshares, Inc. (c)	1,459		59,790
First Financial Corp/IN (c)	935		28,779
First Financial Holdings, Inc.	845		19,824
First Industrial Realty Trust, Inc. (c)	3,501		108,146
First Merchants Corp.	1,296		36,988
First Mercury Financial Corp. (a)	737		12,831
First Midwest Bancorp, Inc/IL (c)	3,824		106,192
First Niagara Financial Group, Inc. (c)	7,832		106,437
First Place Financial Corp/OH	1,170		15,210
First Potomac Realty Trust	1,686		25,914
First Regional Bancorp (a) (c)	544		8,922
First South Bancorp, Inc. (c)	548		12,330
First State Bancorp. (c)	1,430		19,148
FirstFed Financial Corp. (a) (c)	1,167		31,684
FirstMerit Corp. (c)	6,199		128,071
Flagstar Bancorp, Inc. (c)	3,427		24,743
Flagstone Reinsurance Holdings Ltd. (c)	905		10,950
Flushing Financial Corp.	1,631		28,673
FNB Corp/Hermitage PA (c)	4,649		72,571
FPIC Insurance Group, Inc. (a) (c)	700		32,998
Franklin Bank Corp/Houston TX (a) (c)	1,964		5,951
Franklin Street Properties Corp. (c)	4,574		65,500
Fremont General Corp. (a) (c)	5,225		2,508
Friedman Billings Ramsey Group, Inc. (c)	10,830		18,411
Frontier Financial Corp. (c)	2,796		49,433
GAMCO Investors, Inc.	394		19,842
Getty Realty Corp.	1,233		19,642
GFI Group, Inc. (c)	1,201		68,817
Glacier Bancorp, Inc. (c)	4,047		77,581
Gladstone Capital Corp. (c)	1,349		25,240
Glimcher Realty Trust (c)	2,858		34,182
Global Cash Access Holdings, Inc. (a) (c)	3,420		20,041
GMH Communities Trust	2,789		24,209
Gramercy Capital Corp. (c)	1,920		40,186
Great Southern Bancorp, Inc. (c)	702		10,958
Green Bancshares, Inc. (c)	877		15,514
Greenhill & Co, Inc. (c)	1,238		86,115
Greenlight Capital RE Ltd. (a) (c)	605		11,253
H&E Equipment Services, Inc. (a) (c)	1,171		14,719
Hallmark Financial Services, Inc. (a) (c)	304		3,393
Hancock Holding Co. (c)	1,900		79,838
Hanmi Financial Corp. (c)	3,128		23,116
Harleysville Group, Inc.	965		34,827
Harleysville National Corp. (c)	2,360		34,031
Healthcare Realty Trust, Inc. (c)	3,898		101,933
Heartland Financial USA, Inc. (c)	1,017		21,520
Heartland Payment Systems, Inc. (c)	1,030		23,700
Hercules Technolgy Growth Cap, Inc. (c)	2,554		27,739
Heritage Commerce Corp. (c)	834		15,287
Hersha Hospitality Trust	3,163		28,562
Highwoods Properties, Inc. (c)	4,389		136,366
Hilb Rogal & Hobbs Co.	2,832		89,123
Home Bancshares, Inc. (c)	777		16,216
Home Properties, Inc. (c)	2,558		122,758
Horace Mann Educators Corp. (c)	3,324		58,104
Horizon Financial Corp. (c)	830		11,462
Huron Consulting Group, Inc. (a) (c)	1,400		58,170
Hypercom Corp. (a) (c)	4,135		17,946
IBERIABANK Corp.	866		38,321
IMPAC Mortgage Holdings, Inc. (c)	6,106		7,755
Imperial Cap Bancorp, Inc.	391		8,453
Independence Holding Co. (c)	354		4,220
Independent Bank Corp. of Massachusetts	1,059		31,293
Independent Bank Corp. of Michigan (c)	1,611		16,722
Infinity Property & Casualty Corp.	1,226		51,002
Information Services Group, Inc. (a)	2,261		11,667
Inland Real Estate Corp. (c)	4,471		68,004
Integra Bank Corp. (c)	1,602		25,952
Interactive Brokers Group, Inc. (a) (c)	3,077		78,987
Interactive Data Corp.	2,776		79,033
International Bancshares Corp. (c)	3,948		89,146
INVESTools, Inc. (a) (c)	4,030		44,290
Investors Bancorp, Inc. (a) (c)	3,733		57,302
Investors Real Estate Trust (c)	4,339		42,435
IPC Holdings Ltd. (c)	4,656		130,368
Irwin Financial Corp. (c)	1,423		7,556
Jack Henry & Associates, Inc. (c)	6,057		149,426
JER Investors Trust, Inc. (c)	1,804		15,298
Kansas City Life Insurance Co.	281		13,505
Kayne Anderson Energy Development Co. (c)	660		16,434
KBW, Inc. (a) (c)	2,251		49,635
Kearny Financial Corp. (c)	1,535		16,808
K-Fed Bancorp (c)	327		3,731
Kite Realty Group Trust	1,384		19,376
Knight Capital Group, Inc. (a) (c)	7,334		119,104
Kohlberg Capital Corp.	935		9,705
LaBranche & Co, Inc. (a)	4,089		17,787
Ladenburg Thalman Financial Services, Inc. (a) (c)	7,786		14,560
Lakeland Bancorp, Inc. (c)	1,403		18,141
Lakeland Financial Corp. (c)	848		19,207
LandAmerica Financial Group, Inc. (c)	1,130		44,601
LaSalle Hotel Properties (c)	3,091		88,804
Lexington Realty Trust (c)	5,100		73,491
LTC Properties, Inc. (c)	1,643		42,242
Luminent Mortgage Capital, Inc. (c)	5,375		3,279
Macatawa Bank Corp. (c)	1,071		11,149
Maguire Properties, Inc. (c)	2,661		38,079
MainSource Financial Group, Inc. (c)	1,327		20,568
MarketAxess Holdings, Inc. (a) (c)	2,270		22,564
Max Capital Group Ltd.	4,204		110,103
MB Financial Corp. (c)	2,807		86,399
MCG Capital Corp. (c)	4,823		43,841
Mcgrath Rentcorp (c)	1,923		46,364
Meadowbrook Insurance Group, Inc.	2,478		19,353
Medical Properties Trust, Inc. (c)	3,817		43,208
MFA Mortgage Investments, Inc. (c)	11,361		71,574
Mid-America Apartment Communities, Inc. (c)	1,966		97,985
The Midland Co. (c)	780		50,645
Midwest Banc Holdings, Inc. (c)	1,707		21,815
Mission West Properties (c)	1,300		12,285
Montpelier Re Holdings Ltd. (c)	7,915		127,036
Morningstar, Inc. (a) (c)	987		60,552
Move, Inc. (a) (c)	8,022		24,708
MVC Capital, Inc. (c)	1,867		28,453
Nara Bancorp, Inc. (c)	1,491		19,368
NASB Financial, Inc. (c)	278		7,284
National Financial Partners Corp. (c)	2,899		65,141
National Health Investors, Inc.	1,655		51,719
National Interstate Corp. (c)	350		8,172
National Penn Bancshares, Inc. (c)	5,884		107,030
National Retail Properties, Inc. (c)	5,501		121,297
National Western Life Insurance Co.	124		26,882
Nationwide Health Properties, Inc. (c)	6,885		232,369
Navigators Group, Inc. (a)	917		49,885
NBT Bancorp, Inc. (c)	2,419		53,702
Nelnet, Inc. (c)	1,160		13,630
NewAlliance Bancshares, Inc. (c)	8,734		107,079
Newcastle Investment Corp. (c)	3,203		26,457
Newstar Financial, Inc. (a) (c)	1,276		6,610
Nexcen Brands, Inc. (a) (c)	3,507		12,029
NGP Capital Resources Co. (c)	1,228		20,164
Northfield Bancorp Inc. (a) (c)	1,349		13,827
NorthStar Realty Finance Corp. (c)	4,723		38,587
Northwest Bancorp, Inc. (c)	1,312		35,857
NYMAGIC, Inc. (c)	377		8,562
Ocwen Financial Corp. (a) (c)	2,727		12,108
Odyssey Re Holdings Corp. (c)	2,182		80,188
Old National Bancorp (c)	5,116		92,088
Old Second Bancorp, Inc. (c)	953		25,312
Omega Financial Corp. (c)	885		27,612
Omega Healthcare Investors, Inc. (c)	5,178		89,890
Online Resources Corp. (a) (c)	2,219		21,347
optionsXpress Holdings, Inc. (c)	3,364		69,668
Oriental Financial Group (c)	1,477		29,112
Oritani Financial Corp. (a) (c)	844		12,803
Pacific Capital Bancorp (c)	3,629		78,024
Park National Corp. (c)	835		59,160
Parkway Properties, Inc. (c)	1,065		39,362
Patriot Capital Funding, Inc. (c)	1,602		16,773
Pennantpark Investment Corp. (c)	1,313		11,174
Pennsylvania Real Estate Investment Trust (c)	2,478		60,438
Penson Worldwide, Inc. (a)	958		8,842
Peoples Bancorp Inc.	707		17,046
PFF Bancorp, Inc. (c)	1,721		14,319
The Phoenix Cos., Inc. (c)	8,822		107,717
Pico Holdings, Inc. (a) (c)	1,010		30,532
Pinnacle Financial Partners, Inc. (a) (c)	1,684		43,110
Piper Jaffray Companies, Inc. (a) (c)	1,305		44,318
Platinum Underwriters Holdings Ltd.	4,030		130,814
PMA Cap Corp. (a)	2,270		19,386
Portfolio Recovery Associates, Inc. (c)	1,116		47,865
Post Properties, Inc.	3,363		129,879
Potlatch Corp.	3,005		124,016
Preferred Bank (c)	709		11,833
Presidential Life Corp.	1,508		26,300
Primus Guaranty Ltd. (a) (c)	3,463		12,398
PrivateBancorp, Inc. (c)	1,459		45,915
ProAssurance Corp. (a) (c)	2,493		134,198
Prosperity Bancshares, Inc. (c)	2,738		78,471
Provident Bankshares Corp. (c)	2,318		24,895
Provident Financial Services, Inc. (c)	4,542		64,224
Provident New York Bancorp (c)	3,268		44,118
PS Business Parks, Inc.	1,121		58,180
Pzena Investment Management, Inc. (c)	407		4,607
QC Holdings, Inc. (c)	410		3,710
RAIT Financial Trust (c)	4,875		33,832
Ram Holdings Ltd. (a)	1,210		2,747
Ramco-Gershenson Properties	1,184		24,994
Realty Income Corp. (c)	7,770		199,067
Redwood Trust, Inc. (c)	1,910		69,428
Renasant Corp. (c)	1,633		36,743
Republic Bancorp Inc./KY (c)	555		10,478
Riskmetrics Group, Inc. (a)	1,750		33,863
RLI Corp.	1,391		68,952
Rockville Financial, Inc. (c)	616		8,439
Roma Financial Corp. (c)	676		10,079
Royal Bancshares of Pennsylvania	338		4,891
S&T Bancorp, Inc. (c)	1,827		58,775
S1 Corp. (a)	3,991		28,376
Safety Insurance Group, Inc. (c)	1,000		34,130
Sanders Morris Harris Group, Inc. (c)	1,188		9,694
Sandy Spring Bancorp, Inc. (c)	1,041		28,648
Santander BanCorp (c)	295		2,982
Saul Centers, Inc. (c)	735		36,926
SCBT Financial Corp. (c)	640		21,632
Seabright Insurance Holdings, Inc. (a) (c)	1,607		23,671
Seacoast Banking Corporation of Florida (c)	967		10,589
Security Bank Corp. (c)	1,074		8,538
Security Capital Assurance (c)	1,841		957
Selective Insurance Group (c)	4,232		101,060
Senior Housing Properties Trust (c)	6,837		162,037
Sierra Bancorp (c)	402		8,687
Signature Bank (a) (c)	2,059		52,505
Simmons First National Corp. (c)	1,004		29,849
Sotheby's Holdings (c)	5,087		147,065
The South Financial Group, Inc. (c)	5,707		84,806
Southside Bancshares, Inc. (c)	777		18,702
Southwest Bancorp Inc.	951		16,652
Sovran Self Storage, Inc. (c)	1,674		71,497
State Auto Financial Corp.	1,011		29,450
Sterling Bancorp./NY (c)	1,319		20,484
Sterling Bancshares, Inc. (c)	5,723		56,887
Sterling Financial Corp./PA (c)	1,791		31,253
Sterling Financial Corp./WA (c)	3,940		61,503
Stewart Information Services Corp.	1,208		33,812
Stifel Financial Corp. (a) (c)	1,151		51,680
Strategic Hotels & Resorts, Inc.	5,718		75,077
Suffolk Bancorp (c)	727		23,031
Sun Bancorp Inc. (a) (c)	1,063		14,000
Sun Communities, Inc. (c)	1,215		24,907
Sunstone Hotel Investors, Inc. (c)	4,812		77,040
Superior Bancorp (a) (c)	3,091		15,362
Susquehanna Bancshares, Inc. (c)	6,542		133,261
SVB Financial Group (a) (c)	2,637		115,079
SWS Group, Inc. (c)	1,666		20,375
SY Bancorp, Inc. (c)	867		20,149
Tanger Factory Outlet Centers (c)	2,174		83,634
Tarragon Corp. (a) (c)	908		1,952
Taylor Capital Group, Inc.	389		6,387
Texas Capital Bancshares, Inc. (a) (c)	1,634		27,582
TheStreet.Com, Inc. (c)	1,681		13,582
Thomas Weisel Partners Group, Inc. (a) (c)	1,424		9,427
TierOne Corp.	1,276		14,393
TNS, Inc.	1,693		34,944
Tompkins Trustco, Inc. (c)	466		22,927
Tower Group, Inc. (c)	1,539		38,737
TradeStation Group, Inc. (a) (c)	2,230		19,000
Triad Guaranty, Inc. (a) (c)	750		3,750
Trico Bancshares (c)	928		16,064
Trustco Bank Corp./NY (c)	5,777		51,358
Trustmark Corp. (c)	3,776		84,129
UCBH Holdings, Inc. (c)	7,696		59,721
UMB Financial Corp.	2,222		91,546
Umpqua Holdings Corp. (c)	4,715		73,130
Union Bankshares Corp. (c)	889		17,220
United America Indemnity Ltd. (a)	1,895		36,498
United Bankshares, Inc. (c)	2,950		78,617
United Community Banks, Inc. (c)	3,203		54,387
United Community Financial Corp. (c)	1,905		11,811
United Fire & Casualty Co. (c)	1,449		54,193
United Security Bancshares/CA (c)	483		8,114
Universal American Financial Corp. (a) (c)	3,752		39,771
Universal Health Realty Income Trust (c)	827		27,539
Univest Corporation of Pennsylvania (c)	808		21,162
Urstadt Biddle Properties, Inc. (c)	1,485		23,359
US Global Investors, Inc. (a) (c)	786		10,642
U-Store-It Trust (c)	3,567		40,414
Validus Holdings Ltd. (c)	1,058		24,789
Value Line, Inc. (c)	71		3,259
ViewPoint Financial Group (c)	764		12,614
Virginia Commerce Bancorp (a) (c)	1,149		13,191
W Holding Co, Inc. (c)	7,665		9,121
Waddell & Reed Financial, Inc.	6,468		207,817
Washington Real Estate Investment Trust (c)	3,468		115,901
Washington Trust Bancorp, Inc. (c)	809		20,079
Wauwatosa Holdings, Inc. (a) (c)	734		8,735
WesBanco, Inc. (c)	1,936		47,839
West Coast Bancorp	1,038		15,144
Westamerica Bancorporation (c)	2,320		122,032
Western Alliance Bancorp (a) (c)	1,279		16,448
Westfield Financial Inc.	887		8,666
Wilshire Bancorp, Inc. (c)	1,357		10,367
Winthrop Realty Trust (c)	3,890		16,027
Wintrust Financial Corp. (c)	1,860		65,007
World Acceptance Corp. (a) (c)	1,289		41,055
WP Stewart & Co Ltd. (c)	1,442		2,797
Wright Express Corp. (a)	2,837		87,181
WSFS Financial Corp.	415		20,451
Zenith National Insurance Corp.	2,849		102,165
			17,817,849
Health Care - 12.4%
Abaxis, Inc. (a) (c)	1,411		32,693
Abiomed, Inc. (a) (c)	2,227		29,263
Acadia Pharmaceuticals, Inc. (a) (c)	2,404		21,780
Accuray, Inc. (a) (c)	1,106		8,638
Acorda Therapeutics, Inc. (a) (c)	1,912		34,320
Affymax, Inc. (a) (c)	294		4,145
Affymetrix, Inc. (a) (c)	5,277		91,873
Air Methods Corp. (a) (c)	676		32,698
Akorn, Inc. (a) (c)	4,240		20,055
Albany Molecular Research, Inc. (a) (c)	1,786		21,682
Alexion Pharmaceuticals, Inc. (a) (c)	2,803		166,218
Alexza Pharmaceuticals, Inc. (a) (c)	1,569		10,795
Align Technology, Inc. (a) (c)	4,549		50,539
Alkermes, Inc. (a) (c)	7,734		91,880
Alliance Imaging, Inc. (a) (c)	1,964		16,890
Allos Therapeutics (a) (c)	3,212		19,529
Allscripts Healthcare Solutions, Inc. (a) (c)	4,249		43,850
Alnylam Pharmaceuticals, Inc. (a) (c)	2,601		63,464
Alpharma, Inc. (a) (c)	3,336		87,437
Altus Pharmaceuticals, Inc. (a) (c)	1,405		6,393
Amag Pharmaceuticals, Inc. (a) (c)	1,289		52,114
Amedisys, Inc. (a) (c)	1,805		70,996
American Dental Partners, Inc. (a) (c)	837		8,094
American Medical Systems Holdings, Inc. (a) (c)	5,546		78,698
American Oriental Bioengineering, Inc. (a) (c)	4,103		33,234
AMERIGROUP Corp. (a) (c)	4,061		110,987
Amicus Therapeutics, Inc. (a) (c)	333		3,563
Amsurg Corp. (a)	2,354		55,743
Analogic Corp. (c)	971		64,610
Angiodynamics, Inc. (a) (c)	1,382		15,976
Animal Health International (a)	815		8,916
Applera Corp - Celera Genomics Group (a) (c)	6,072		89,258
Apria Healthcare Group, Inc. (a) (c)	3,357		66,301
Arena Pharmaceuticals, Inc. (a) (c)	5,572		38,112
Ariad Pharmaceuticals, Inc. (a) (c)	5,295		17,844
ArQule, Inc. (a) (c)	2,994		12,814
Array Biopharma, Inc. (a)	3,610		25,306
Arthrocare Corp. (a) (c)	2,116		70,569
Aspect Medical Systems, Inc. (a) (c)	1,145		6,984
Assisted Living Concepts, Inc. (a) (c)	4,659		27,441
Athenahealth, Inc. (a) (c)	464		10,983
Auxilium Pharmaceuticals, Inc. (a) (c)	2,406		64,336
Bentley Pharmaceuticals, Inc. (a) (c)	1,356		22,035
Biodel, Inc. (a) (c)	342		3,711
Bioform Medical, Inc. (a) (c)	743		3,418
BioMarin Pharmaceuticals, Inc. (a)	7,139		252,506
Biomimetic Therapeutics, Inc. (a) (c)	709		5,672
Bionovo, Inc. (a) (c)	4,168		5,293
Bio-Rad Laboratories, Inc. (a)	1,310		116,524
Bio-Reference Labs, Inc. (a)	700		18,501
BMP Sunstone Corp. (a) (c)	2,353		18,024
Bruker BioSciences Corp. (a) (c)	5,014		77,165
Cadence Pharmaceuticals, Inc. (a) (c)	1,257		7,479
Cantel Medical Corp. (a) (c)	764		8,114
Capital Senior Living Corp. (a) (c)	1,797		14,466
Caraco Pharmaceutical Laboratories Ltd. (a) (c)	655		11,757
Cell Genesys, Inc. (a) (c)	6,032		14,175
Centene Corp. (a) (c)	3,355		46,769
Cepheid, Inc. (a) (c)	4,241		103,438
Chattem, Inc. (a) (c)	1,231		81,665
Computer Programs & Systems, Inc. (c)	609		12,728
Conceptus, Inc. (a) (c)	2,263		42,001
Conmed Corp. (a) (c)	1,973		50,588
Corvel Corp. (a) (c)	512		15,647
CryoLife, Inc. (a)	1,893		17,794
Cubist Pharmaceuticals, Inc. (a) (c)	4,246		78,211
Cutera, Inc. (a) (c)	889		11,975
CV Therapeutics, Inc. (a) (c)	4,581		32,663
Cyberonics, Inc. (a) (c)	1,804		26,158
Cynosure, Inc. (a) (c)	505		10,756
Cypress Bioscience, Inc. (a) (c)	2,831		20,270
Cytokinetics, Inc. (a) (c)	2,652		8,805
Cytrx Corp. (a) (c)	6,677		7,679
Datascope Corp.	867		35,920
Dendreon Corp. (a) (c)	6,422		30,954
Discovery Laboratories, Inc. (a) (c)	7,429		17,458
Durect Corp. (a) (c)	5,678		29,809
Eclipsys Corp. (a) (c)	3,520		69,027
Emergency Medical Services Corp. (a) (c)	614		15,160
Emergent Biosolutions, Inc. (a)	330		2,944
Emeritus Corp. (a) (c)	939		19,588
Encysive Pharmaceuticals, Inc. (a) (c)	5,309		12,476
Ensign Group, Inc. (c)	308		2,855
Enzo Biochem, Inc. (a) (c)	2,387		21,698
Enzon Pharmaceuticals, Inc. (a) (c)	3,389		31,213
eResearch Technology, Inc. (a) (c)	3,465		43,035
ev3, Inc. (a) (c)	3,991		32,487
Exelixis, Inc. (a) (c)	8,058		56,003
Genomic Health, Inc. (a) (c)	875		16,529
Genoptix, Inc. (a) (c)	383		9,579
Gentiva Health Services, Inc. (a)	1,890		41,126
GenVec, Inc. (a) (c)	5,149		9,062
Geron Corp. (a) (c)	5,616		27,406
Greatbatch, Inc. (a)	1,533		28,223
GTx, Inc. (a) (c)	1,298		20,872
Haemonetics Corp./Mass (a)	1,869		111,355
Halozyme Therapeutics, Inc. (a) (c)	4,937		31,399
Hansen Medical, Inc. (a) (c)	738		10,376
Healthcare Services Group (c)	3,211		66,265
HealthExtras, Inc. (a)	2,378		59,070
Healthsouth Corp. (a) (c)	6,062		107,843
Healthspring, Inc. (a) (c)	3,685		51,885
Healthways, Inc. (a) (c)	2,701		95,453
HMS Holdings Corp. (a) (c)	1,387		39,599
Hologic, Inc. (a) (c)	9,109		506,460
Human Genome Sciences, Inc. (a) (c)	10,363		61,038
Hythiam, Inc. (a) (c)	2,861		3,462
ICU Medical, Inc. (a) (c)	1,004		28,885
Idenix Pharmaceuticals, Inc. (a) (c)	1,734		8,705
I-Flow Corp. (a) (c)	1,642		23,037
Illumina, Inc. (a) (c)	4,010		304,359
Immucor, Inc. (a)	5,307		113,251
Immunomedics, Inc. (a) (c)	4,486		12,606
Incyte Corp. (a) (c)	6,466		67,958
Indevus Pharmaceuticals, Inc. (a) (c)	4,688		22,362
Insulet Corp. (a) (c)	521		7,502
Integra LifeSciences Holdings Corp. (a) (c)	1,338		58,163
InterMune, Inc. (a) (c)	2,303		33,578
Invacare Corp. (c)	2,181		48,593
Inverness Medical Innovations, Inc. (a) (c)	5,651		170,095
Ipc The Hospitalist Co, Inc. (a)	486		9,613
Isis Pharmaceuticals, Inc. (a) (c)	6,691		94,410
Javelin Pharmaceuticals, Inc. (a) (c)	3,309		9,298
Jazz Pharmaceuticals, Inc. (a)	401		3,617
Kendle International, Inc. (a) (c)	862		38,721
Kensey Nash Corp. (a)	813		23,536
Keryx Biopharmaceuticals, Inc. (a) (c)	3,358		2,015
Kindred Healthcare, Inc. (a)	2,262		49,470
Kosan Biosciences, Inc. (a) (c)	3,281		5,151
KV Pharmaceutical Co. (a) (c)	2,727		68,066
Landauer, Inc.	608		30,607
LCA-Vision, Inc. (c)	1,458		18,225
LHC Group, Inc. (a) (c)	1,118		18,782
Lifecell Corp. (a) (c)	2,620		110,119
Ligand Pharmaceuticals, Inc. (c)	6,547		26,188
Luminex Corp. (a) (c)	2,752		54,077
Magellan Health Services, Inc. (a) (c)	3,010		119,467
MannKind Corp. (a) (c)	4,069		24,292
MAP Pharmaceuticals, Inc. (a)	398		5,560
Martek Biosciences Corp. (a) (c)	2,255		68,935
Masimo Corp. (a) (c)	918		23,868
Matria Healthcare, Inc. (a)	1,474		32,870
Maxygen, Inc. (a)	2,071		13,379
Medarex, Inc. (a) (c)	9,678		85,650
Medassets, Inc. (a)	1,200		17,784
Medcath Corp. (a) (c)	621		11,302
Medical Action Industries, Inc. (a)	967		15,888
Medicines Co. (a) (c)	3,993		80,659
Medicis Pharmaceutical (c)	4,298		84,628
Medivation, Inc. (a) (c)	1,423		20,249
Mentor Corp. (c)	2,553		65,663
Meridian Bioscience, Inc. (c)	3,063		102,396
Merit Medical Systems, Inc. (a) (c)	1,915		30,314
Metabolix, Inc. (a) (c)	954		10,446
Micrus Endovascular Corp. (a) (c)	985		12,175
Minrad International, Inc. (a) (c)	3,622		8,512
Molecular Insight Pharmaceuticals, Inc. (a)	346		2,339
Molina Healthcare, Inc. (a) (c)	818		19,976
Momenta Pharmaceuticals, Inc. (a) (c)	1,755		19,182
Myriad Genetics, Inc. (a) (c)	3,314		133,521
Nabi Biopharmaceuticals (a) (c)	4,677		18,802
Nanosphere, Inc. (a) (c)	488		4,226
Nastech Pharmaceutical, Inc. (a) (c)	1,783		4,190
National Healthcare Corp. (c)	453		22,061
Natus Medical, Inc. (a)	1,494		27,116
Nektar Therapeutics (a) (c)	7,062		49,010
Neurocrine Biosciences, Inc. (a) (c)	2,921		15,773
Neurogen Corp. (a) (c)	2,452		4,561
Nighthawk Radiology Holdings, Inc. (a) (c)	1,393		13,038
Northstar Neuroscience, Inc. (a) (c)	1,503		2,375
Novacea, Inc. (a) (c)	419		1,131
Noven Pharmaceuticals, Inc. (a) (c)	1,664		14,943
NuVasive, Inc. (a) (c)	2,659		91,762
Nxstage Medical, Inc. (a) (c)	1,556		6,722
Obagi Medical Products, Inc. (a) (c)	369		3,203
Odyssey HealthCare, Inc. (a) (c)	2,432		21,888
Omnicell, Inc. (a) (c)	2,589		52,039
Omrix Biopharmaceuticals, Inc. (a) (c)	908		12,712
Onyx Pharmaceuticals, Inc. (a) (c)	4,207		122,129
OraSure Technologies, Inc. (a) (c)	3,551		25,958
Orexigen Therapeutics, Inc. (a)	481		4,954
Orthofix International N V (a) (c)	1,094		43,508
OSI Pharmaceuticals, Inc. (a) (c)	4,438		165,937
Osiris Therapeutics, Inc. (a) (c)	1,046		13,159
Owens & Minor, Inc.	3,118		122,662
Pain Therapeutics, Inc. (a) (c)	2,773		23,432
Palomar Medical Technologies, Inc. (a) (c)	1,166		17,607
Par Pharmaceutical Cos., Inc. (a) (c)	2,461		42,797
Parexel International Corp. (a)	4,150		108,315
Penwest Pharmaceuticals Co. (a) (c)	1,605		4,173
Perrigo Co. (c)	5,911		223,022
PharmaNet Development Group, Inc. (a) (c)	1,275		32,168
Pharmerica Corp. (a) (c)	2,080		34,466
Phase Forward, Inc. (a)	3,166		54,075
Poniard Pharmaceuticals, Inc. (a)	1,795		6,013
Pozen, Inc. (a) (c)	1,763		18,265
Progenics Pharmaceuticals, Inc. (a) (c)	1,968		12,851
PSS World Medical, Inc. (a)	5,171		86,149
Psychiatric Solutions, Inc. (a) (c)	4,181		141,820
Quality Systems, Inc. (c)	1,100		32,857
Quidel Corp. (a) (c)	2,113		33,935
Regeneron Pharmaceuticals, Inc. (a) (c)	4,901		94,050
RehabCare Group, Inc. (a)	1,192		17,880
Res-Care, Inc. (a)	1,873		32,122
Rigel Pharmaceuticals, Inc. (a) (c)	2,328		43,440
RTI Biologics, Inc. (a) (c)	2,293		21,669
Salix Pharmaceuticals Ltd. (a) (c)	3,627		22,778
Santarus, Inc. (a) (c)	3,903		10,031
Savient Pharmaceuticals, Inc. (a) (c)	4,150		83,000
Sciele Pharma, Inc. (a) (c)	2,712		52,884
Seattle Genetics Inc. (a) (c)	3,751		34,134
Sirona Dental Systems, Inc. (a) (c)	1,238		33,389
Sirtris Pharmaceuticals, Inc. (a) (c)	403		5,235
Skilled Healthcare Group, Inc. (a) (c)	1,478		16,228
Somaxon Pharmaceuticals, Inc. (a) (c)	794		3,771
Sonic Innovations, Inc. (a) (c)	2,044		9,873
SonoSite, Inc. (a) (c)	1,092		31,046
Spectranetics Corp. (a)	2,151		17,982
Stereotaxis, Inc. (a) (c)	2,011		11,905
STERIS Corp. (c)	5,021		134,713
Sucampo Pharmaceuticals, Inc. (a)	290		2,320
Sun Healthcare Group, Inc. (a)	3,304		43,415
Sunrise Senior Living, Inc. (a) (c)	3,444		76,732
SuperGen, Inc. (a) (c)	4,105		10,304
SurModics, Inc. (a) (c)	1,067		44,686
Symmetry Medical, Inc. (a) (c)	2,722		45,185
Synta Pharmaceuticals Corp. (a) (c)	347		2,807
Telik, Inc. (a) (c)	4,035		9,845
Tercica, Inc. (a) (c)	2,542		14,566
Thoratec Corp. (a) (c)	4,098		58,560
Tomotherapy, Inc. (a) (c)	774		11,107
Trans1, Inc. (a) (c)	435		5,068
Triple-S Management Corp. (a)	1,100		19,415
Trubion Pharmaceuticals, Inc. (a) (c)	665		6,278
United Therapeutics Corp. (a)	1,692		146,696
Valeant Pharmaceuticals International (a) (c)	7,325		93,980
Vanda Pharmaceuticals, Inc. (a) (c)	2,047		7,922
Viropharma, Inc. (a) (c)	5,373		48,035
Virtual Radiologic Corporation (a) (c)	297		4,538
Vital Images, Inc. (a) (c)	1,177		17,443
Vital Signs, Inc.	716		36,265
Vivus, Inc. (a) (c)	4,519		27,250
Volcano Corporation (a)	2,220		27,750
West Pharmaceutical Services, Inc. (c)	2,539		112,300
Wright Medical Group, Inc. (a)	2,728		65,854
Xenoport, Inc. (a)	1,608		65,076
XOMA Ltd. (a) (c)	10,163		26,322
Zoll Medical Corp. (a) (c)	1,570		41,746
Zymogenetics, Inc. (a) (c)	2,991		29,312
			10,633,392
Materials & Processing - 9.8%
AAON, Inc. (c)	942		18,868
Abitibibowater, Inc. (a) (c)	4,143		53,486
Acuity Brands, Inc. (c)	2,927		125,715
Aecom Technology Corp. (a) (c)	3,304		85,937
AEP Industries, Inc. (a) (c)	466		14,115
Albany International Corp. (c)	2,255		81,496
Alico, Inc. (c)	267		11,788
AM Castle & Co.	1,084		29,268
AMCOL International Corp. (c)	1,965		61,367
American Vanguard Corp. (c)	1,186		19,735
Ameron International Corp. (c)	686		64,162
Ampco-Pittsburgh Corp. (c)	468		20,119
Amrep Corp. (c)	109		5,701
Andersons, Inc. (c)	1,160		51,748
Apex Silver Mines Ltd. (a) (c)	4,538		55,001
Apogee Enterprises, Inc. (c)	1,979		30,477
Aptargroup, Inc. (c)	5,332		207,575
Arch Chemicals, Inc. (c)	1,683		62,709
Avatar Holdings, Inc. (a) (c)	408		17,785
Balchem Corp. (c)	1,223		28,031
Barnes Group, Inc. (c)	3,554		81,564
Beacon Roofing Supply, Inc. (a) (c)	3,409		34,090
Bluegreen Corp. (a) (c)	1,470		9,849
BlueLinx Holdings, Inc. (c)	840		4,276
Boise, Inc. (a) (c)	3,184		20,378
Brady Corp. (c)	3,881		129,742
Brookfield Homes Corp. (c)	809		13,591
Brush Engineered Materials, Inc. (a)	1,368		35,117
Buckeye Technologies, Inc. (a) (c)	2,932		32,721
Builders FirstSource, Inc. (a) (c)	1,009		7,325
Building Material Holding Corp. (c)	2,034		8,909
Cabot Microelectronics Corp. (a) (c)	1,700		54,655
Cadiz, Inc. (a) (c)	790		12,150
Calgon Carbon Corp. (a) (c)	3,108		46,775
Cambrex Corp. (c)	2,197		15,225
Century Aluminum Co. (a) (c)	2,257		149,504
Ceradyne, Inc. (a) (c)	1,889		60,372
CF Industries Holdings, Inc.	4,125		427,432
Chesapeake Corp. (c)	1,333		6,412
China Architectural Engineering, Inc. (a) (c)	342		1,864
CIRCOR International, Inc.	1,125		52,031
Clarcor, Inc. (c)	3,952		140,494
Clean Harbors, Inc. (a) (c)	1,102		71,630
Coeur d'Alene Mines Corp. (a) (c)	35,513		143,473
Comfort Systems USA, Inc.	3,152		41,008
Compass Minerals International, Inc. (c)	2,246		132,469
CompX International, Inc.	107		984
Consolidated-Tomoka Land Co. (c)	399		22,364
Deltic Timber Corp. (c)	687		38,266
Drew Industries, Inc. (a) (c)	1,301		31,822
Dupont Fabros Technology, Inc.	2,714		44,754
Dycom Industries, Inc. (a) (c)	3,143		37,747
Dynamic Materials Corp. (c)	828		35,770
EMCOR Group, Inc. (a)	4,912		109,096
Encore Wire Corp. (c)	1,634		29,755
Energy Conversion Devices, Inc. (a) (c)	3,051		91,225
EnerSys (a)	1,422		34,014
ENGlobal Corp. (a) (c)	1,133		9,687
Ennis, Inc. (c)	1,791		30,053
Esmark, Inc. (a) (c)	997		11,266
Exide Technologies (a) (c)	5,744		75,246
Ferro Corp.	3,352		49,811
FX Real Estate & Entertainment, Inc. (a) (c)	500		2,940
General Moly, Inc. (a) (c)	3,743		29,907
Georgia Gulf Corp. (c)	2,404		16,660
Gibraltar Industries, Inc. (c)	1,702		19,964
Glatfelter (c)	3,460		52,281
GrafTech International Ltd. (a) (c)	8,025		130,085
Granite Construction, Inc. (c)	2,536		82,953
Graphic Packaging Holding Co. (a) (c)	5,319		15,531
Great Lakes Dredge & Dock Corp.	904		4,674
Greif, Inc.	2,478		168,331
Griffon Corp. (a) (c)	2,092		17,991
Grubb & Ellis Co. (c)	2,863		19,669
Haynes International, Inc. (a) (c)	769		42,203
HB Fuller Co. (c)	4,308		87,926
Hecla Mining Co. (a) (c)	9,250		103,230
Hercules, Inc.	8,977		164,189
Hexcel Corp. (a) (c)	7,271		138,949
HFF, Inc. (a)	1,138		5,701
Hilltop Holdings, Inc. (a) (c)	3,658		38,043
Horsehead Hldg Corp. (a) (c)	375		4,342
Innerworkings, Inc. (a) (c)	1,543		21,648
Innophos Holdings, Inc. (c)	1,370		22,043
Innospec, Inc.	1,728		36,634
Insituform Technologies, Inc. (a) (c)	1,909		26,401
Insteel Industries, Inc. (c)	1,409		16,387
Integrated Electrical Services, Inc. (a) (c)	1,079		16,951
Interface, Inc.	4,219		59,277
Interline Brands, Inc. (a) (c)	1,905		35,338
Kaiser Aluminum Corp.	999		69,231
Kaydon Corp. (c)	1,983		87,074
Koppers Holdings, Inc.	1,164		51,577
Kronos Worldwide, Inc. (c)	194		4,685
Landec Corp. (a)	1,451		12,232
Layne Christensen Co. (a)	1,288		45,106
LB Foster Co. - Class A (a)	665		28,635
LSB Industries, Inc. (a) (c)	975		14,371
LSI Industries, Inc. (c)	1,507		19,907
Medis Technologies Ltd. (a) (c)	1,532		13,895
Mercer International, Inc. (a) (c)	2,460		17,146
Meruelo Maddux Properties, Inc. (a) (c)	3,525		8,953
MGP Ingredients, Inc. (c)	622		4,348
Michael Baker Corp. (a)	479		10,758
Minerals Technologies, Inc.	1,397		87,732
Mobile Mini, Inc. (a) (c)	2,764		52,516
Mueller Industries, Inc.	2,853		82,309
Mueller Water Products, Inc. - Class A (c)	8,860		72,475
Multi Color Corp. (c)	534		11,940
Myers Industries, Inc.	2,159		28,348
NCI Building Systems, Inc. (a)	1,437		34,775
Neenah Paper, Inc. (c)	1,037		26,734
NewMarket Corp.	1,013		76,431
NL Industries (c)	532		5,809
Northwest Pipe Co. (a) (c)	592		25,154
Nuco2, Inc. (a)	1,090		30,269
Olin Corp. (c)	5,665		111,940
Olympic Steel, Inc. (c)	545		24,579
OM Group, Inc. (a)	2,225		121,351
Perini Corp. (a) (c)	2,055		74,453
PGT, Inc. (a) (c)	683		1,871
PolyOne Corp. (a)	7,152		45,558
Polypore International, Inc. (a) (c)	1,007		20,835
Quanex Building Products Corp.	2,856		147,769
RBC Bearings, Inc. (a)	1,438		53,393
Resource Capital Corporation (c)	1,455		11,014
Rock-Tenn Co. (c)	2,370		71,029
Rockwood Holdings, Inc. (a) (c)	2,702		88,545
Rogers Corp. (a)	1,224		40,894
Royal Gold, Inc. (c)	1,956		59,013
RTI International Metals, Inc. (a) (c)	1,601		72,381
Schnitzer Steel Industries, Inc. (c)	1,588		112,780
Schulman A, Inc. (c)	1,987		40,793
Senomyx, Inc. (a) (c)	2,095		12,360
Shengda Tech, Inc. (a) (c)	2,202		18,717
Silgan Holdings, Inc. (c)	1,908		94,694
Simpson Manufacturing Co., Inc. (c)	2,602		70,722
Spartech Corp. (c)	2,252		19,029
The Standard Register Co. (c)	1,196		9,317
Stepan Co.	412		15,751
Stillwater Mining Co. (a) (c)	3,229		49,953
Stratus Properties, Inc. (a) (c)	326		9,607
Superior Essex, Inc. (a) (c)	1,414		39,762
Symyx Technologies, Inc. (a) (c)	2,370		17,775
Tejon Ranch Co. (a) (c)	710		26,497
Terra Industries, Inc. (a) (c)	6,930		246,223
Texas Industries, Inc. (c)	1,883		113,187
Thomas Properties Group, Inc.	1,563		13,723
Tredegar Corp.	2,398		43,668
Trex Co, Inc. (a) (c)	835		6,580
Trimas Corp. (a) (c)	884		4,659
Tronox, Inc. (c)	3,188		12,433
UAP Holding Corp.	3,960		151,826
Universal Forest Products, Inc.	1,123		36,161
Universal Stainless & Alloy (a) (c)	443		13,162
Uranium Res, Inc. (a) (c)	4,021		24,086
US Concrete, Inc. (a) (c)	2,350		8,930
US Gold Corporation (a) (c)	4,285		10,884
Valhi, Inc. (c)	444		10,385
Valmont Industries, Inc. (c)	1,389		122,079
Watsco, Inc. (c)	1,525		63,165
Wausau Paper Corp. (c)	3,423		28,274
WD-40 Co.	1,180		39,235
Worthington Industries (c)	5,320		89,748
WR Grace & Co. (a) (c)	5,392		123,045
Xerium Technologies, Inc. (c)	1,385		1,787
Zep, Inc.	1,430		23,195
Zoltek Companies, Inc. (a) (c)	1,926		51,078
			8,452,552
Other - 0.8%
Alternative Asset Management Acquisition Corp. (a)	3,187		30,181
Compass Diversified Trust	1,634		21,487
Energy Infrastructure Acquisition Corp. (a)	1,716		17,074
GenCorp, Inc. (a) (c)	4,319		44,443
GenTek, Inc. (a) (c)	666		20,033
Heckmann Corp. (a)	4,126		30,739
Hicks Acquisition Co I, Inc. (a)	4,236		38,886
Kaman Corp.	1,688		47,754
Lancaster Colony Corp. (c)	1,675		66,933
Marathon Acquisition Corp. (a) (c)	2,911		22,473
NRDC Acquisition Corp. (a)	3,191		29,325
NTR Acquisition Co. (a) (c)	1,703		16,298
Raven Industries, Inc. (c)	1,078		32,663
Triplecrown Acquisition Corp. (a)	3,689		33,644
Walter Industries, Inc. (c)	4,008		251,021
			702,954
Technology - 13.0%
3Com Corp. (a)	30,004		68,709
3D Systems Corp. (a) (c)	1,362		20,008
3PAR, Inc. (a)	502		3,394
Acacia Research - Acacia Technologies (a) (c)	2,311		13,288
ACI Worldwide, Inc. (a) (c)	2,627		52,330
Acme Packet, Inc. (a) (c)	1,700		13,583
Actel Corp. (a) (c)	1,819		27,849
Actuate Corp. (a) (c)	4,671		19,151
Adaptec, Inc. (a) (c)	9,072		26,672
ADTRAN, Inc. (c)	4,534		83,879
Advanced Analogic Technologies, Inc. (a) (c)	2,934		16,489
Agilysys, Inc. (c)	2,146		24,894
American Reprographics Co. (a) (c)	2,301		34,147
American Science & Engineering, Inc. (c)	611		33,342
Amkor Technology, Inc. (a) (c)	8,045		86,081
Anadigics, Inc. (a) (c)	4,537		29,763
Anaren, Inc. (a) (c)	1,154		14,610
Anixter International, Inc. (a) (c)	2,374		152,031
Ansoft Corp. (a) (c)	1,154		35,220
Ansys, Inc. (a) (c)	5,986		206,637
Applied Energetics, Inc. (a) (c)	2,297		3,813
Applied Micro Circuits Corp. (a) (c)	5,484		39,375
Arcsight, Inc. (a)	564		3,897
Ariba, Inc. (a) (c)	6,083		58,762
Arrowhead Research Corp. (a) (c)	2,620		7,415
Art Technology Group, Inc. (a)	9,864		38,272
Aruba Networks, Inc. (a) (c)	529		2,756
AsiaInfo Holdings, Inc. (a)	2,441		26,509
Atheros Communications, Inc. (a) (c)	4,265		88,883
Authentec, Inc. (a) (c)	520		5,169
Avanex Corp. (a) (c)	14,958		10,620
Avid Technology, Inc. (a) (c)	2,967		72,217
Avocent Corp. (a) (c)	3,421		57,815
BearingPoint, Inc. (a) (c)	15,505		26,048
Bel Fuse, Inc. (c)	716		19,948
Benchmark Electronics, Inc. (a) (c)	5,593		100,394
Bigband Networks, Inc. (a) (c)	823		4,716
Black Box Corp. (c)	1,173		36,187
Blackbaud, Inc. (c)	3,375		81,945
Blackboard, Inc. (a) (c)	1,948		64,927
Bladelogic, Inc. (a)	389		10,911
Blue Coat Systems, Inc. (a) (c)	2,511		55,342
Borland Software Corp. (a) (c)	5,476		11,062
Bottomline Technologies, Inc. (a) (c)	1,441		18,157
CACI International, Inc. - Class A (a) (c)	2,146		97,750
Cavium Networks, Inc. (a) (c)	444		7,282
Cbeyond, Inc. (a) (c)	1,590		29,876
Checkpoint Systems, Inc. (a) (c)	3,034		81,463
Chordiant Software, Inc. (a)	2,524		15,220
Ciber, Inc. (a) (c)	4,183		20,497
Cirrus Logic, Inc. (a) (c)	6,795		45,662
CMGI, Inc. (a) (c)	3,747		49,685
Cogent Communications Group, Inc. (a) (c)	3,842		70,347
Cogent Inc. (a) (c)	3,356		31,647
Coleman Cable, Inc. (a) (c)	552		6,072
Commvault Systems, Inc. (a) (c)	2,729		33,840
Compellent Technologies, Inc. (a) (c)	442		5,525
Comscore, Inc. (a) (c)	401		8,044
COMSYS IT Partners, Inc. (a) (c)	1,102		9,323
Comtech Group, Inc. (a) (c)	1,512		16,314
Comtech Telecommunications (a) (c)	1,601		62,439
Comverge, Inc. (a) (c)	362		3,739
Concur Technologies, Inc. (a) (c)	3,301		102,496
Conexant Systems, Inc. (a) (c)	37,726		21,877
Constant Contact, Inc. (a) (c)	484		7,008
CPI International, Inc. (a) (c)	460		4,563
Cray, Inc. (a) (c)	2,516		14,995
CSG Systems International (a)	2,843		32,325
Cubic Corp. (c)	1,095		31,131
Daktronics, Inc. (c)	2,444		43,772
Data Domain, Inc. (a) (c)	575		13,685
DealerTrack Holdings Inc. (a) (c)	2,750		55,605
Deltek, Inc. (a) (c)	602		7,814
Dice Holdings, Inc. (a) (c)	1,136		10,122
Digi International, Inc. (a)	1,746		20,149
Digital River, Inc. (a) (c)	3,180		98,485
Diodes, Inc. (a) (c)	2,082		45,721
Ditech Networks, Inc. (a) (c)	2,275		6,689
DivX, Inc. (a) (c)	1,547		10,829
Double-Take Software, Inc. (a)	566		6,611
DSP Group, Inc. (a) (c)	2,491		31,735
Eagle Test Systems, Inc. (a) (c)	948		9,954
Echelon Corp. (a) (c)	2,165		29,227
Electronics for Imaging (a) (c)	4,380		65,350
EMS Technologies, Inc. (a)	1,067		28,958
Emulex Corp. (a) (c)	6,569		106,681
Entropic Communications, Inc. (a)	700		2,723
Epicor Software Corp. (a) (c)	4,465		50,008
EPIQ Systems, Inc. (a) (c)	2,378		36,907
Equinix, Inc. (a) (c)	2,762		183,645
Exar Corp. (a) (c)	3,343		27,513
Excel Technology, Inc. (a) (c)	848		22,862
Extreme Networks, Inc. (a)	9,110		28,241
FalconStor Software, Inc. (a) (c)	2,601		19,794
Finisar Corp. (a) (c)	20,605		26,374
Flir Systems, Inc. (a) (c)	9,898		297,831
Formfactor, Inc. (a) (c)	3,677		70,231
Foundry Networks, Inc. (a)	11,205		129,754
Gartner, Inc. (a) (c)	5,308		102,657
Geoeye, Inc. (a) (c)	1,155		30,018
Gerber Scientific, Inc. (a)	1,587		14,108
Guidance Software, Inc. (a) (c)	224		2,005
Harmonic, Inc. (a) (c)	7,176		54,538
Harris Stratex Networks, Inc. (a)	1,952		19,579
Hittite Microwave Corp. (a) (c)	1,265		47,336
Hughes Communications, Inc. (a) (c)	428		21,691
Hutchinson Technology, Inc. (a)	1,802		28,670
i2 Technologies, Inc. (a) (c)	995		11,204
ICX Technologies, Inc. (a) (c)	334		1,503
iGate Corp. (a) (c)	1,552		11,050
IHS Inc. (a)	2,572		165,405
II-VI, Inc. (a) (c)	1,652		62,743
Imation Corp. (c)	2,716		61,762
Imergent, Inc. (c)	812		9,249
Immersion Corp. (a) (c)	2,323		16,517
Infinera Corporation (a) (c)	1,083		12,996
Informatica Corp. (a)	6,739		114,967
Innovative Solutions & Support, Inc. (a) (c)	833		8,805
Integral Systems, Inc. (c)	571		16,690
Interactive Intelligence, Inc. (a) (c)	866		10,193
Interdigital, Inc. (a) (c)	3,611		71,534
Intermec, Inc. (a) (c)	4,660		103,405
Internet Brands, Inc. (a) (c)	402		2,963
Internet Capital Group, Inc. (a) (c)	2,752		28,813
InterVoice, Inc. (a) (c)	2,987		23,777
Interwoven, Inc. (a) (c)	3,349		35,767
ION Geophysical Corp. (a)	6,381		88,058
IPG Photonics Corp. (a) (c)	715		11,218
iRobot Corp. (a) (c)	1,184		20,258
Isilon Systems, Inc. (a)	578		2,821
Ixia (a)	3,370		26,151
IXYS Corp. (a) (c)	1,911		13,052
j2 Global Communications, Inc. (a) (c)	3,798		84,771
JDA Software Group, Inc. (a)	2,049		37,394
Kemet Corp. (a) (c)	6,457		26,086
Kenexa Corp. (a) (c)	1,943		35,907
Keynote Systems, Inc. (a) (c)	1,035		12,203
Lattice Semiconductor Corp. (a) (c)	8,860		25,162
Lawson Software, Inc. (a) (c)	9,491		71,467
Limelight Networks, Inc. (a) (c)	1,238		4,011
Lionbridge Technologies (a)	4,628		15,504
LivePerson, Inc. (a) (c)	3,150		9,765
Loral Space & Communications, Inc. (a)	741		17,665
Macrovision Corp. (a) (c)	4,086		55,161
Magma Design Automation, Inc. (a) (c)	3,123		29,887
Manhattan Associates, Inc. (a) (c)	1,932		44,301
Mantech International Corp. - Class A (a)	1,265		57,380
Mentor Graphics Corp. (a) (c)	6,889		60,830
Mercadolibre, Inc. (a) (c)	1,078		42,861
Mercury Computer Systems, Inc. (a) (c)	1,476		8,295
Methode Electronics, Inc.	2,624		30,675
Micrel, Inc. (c)	4,272		39,601
MICRO Systems, Inc. (a)	6,242		210,106
Microsemi Corp. (a) (c)	5,871		133,859
MicroStrategy, Inc. (a)	654		48,389
Microtune, Inc. (a)	4,122		15,087
MIPS Technologies, Inc. (a) (c)	3,345		13,246
Monolithic Power Systems, Inc. (a) (c)	1,825		32,175
Monotype Imaging Holdings Inc Com (a) (c)	737		11,136
MRV Communications, Inc. (a) (c)	12,231		16,756
MSC.Software Corp. (a)	3,369		43,763
Multi-Fineline Electronix, Inc. (a) (c)	556		10,436
Ness Technologies, Inc. (a)	2,629		24,949
Netezza Corp Com (a) (c)	679		6,430
Netgear, Inc. (a)	2,662		53,107
Netlogic Microsystems, Inc. (a) (c)	1,119		27,013
Netsuite, Inc. (a)	586		12,622
Network Equipment Technologies, Inc. (a) (c)	2,039		13,396
Newport Corp. (a) (c)	2,855		31,890
Nextwave Wireless, Inc. (a) (c)	2,276		11,494
Novatel Wireless, Inc. (a) (c)	2,483		24,035
Nuance Communications, Inc. (a) (c)	11,541		200,929
Omniture, Inc. (a) (c)	3,412		79,193
Omnivision Technologies, Inc. (a) (c)	4,228		71,115
ON Semiconductor Corp. (a) (c)	24,601		139,734
On2 Technologies, Inc. (a) (c)	12,287		12,533
OpenTV Corp. (a) (c)	7,261		8,568
Openwave Systems, Inc.	6,638		16,263
Oplink Communications, Inc. (a)	1,714		15,203
Optium Corp. (a) (c)	946		6,650
OSI Systems, Inc. (a)	1,036		23,849
Packeteer, Inc. (a) (c)	2,778		14,140
Palm, Inc. (c)	7,956		39,780
Parametric Technology Corp. (a) (c)	8,851		141,439
Park Electrochemical Corp. (c)	1,415		36,578
PDF Solutions, Inc. (a) (c)	1,751		9,648
Pegasystems, Inc.	962		9,264
Pericom Semiconductor Corp. (a) (c)	1,849		27,143
Perot Systems Corp. (a) (c)	6,726		101,159
Plexus Corp. (a)	3,561		99,886
PLX Technology, Inc. (a) (c)	2,208		14,727
PMC - Sierra, Inc. (a) (c)	16,434		93,674
Progress Software Corp. (a)	3,163		94,637
Pros Holdings, Inc. (a) (c)	525		6,589
QAD, Inc. (c)	1,023		8,603
Quantum Corp. (a) (c)	15,132		32,382
Quest Software, Inc. (a) (c)	5,244		68,539
Rackable Systems, Inc. (a) (c)	2,204		20,100
Radiant Systems, Inc. (a)	1,838		25,677
Radisys Corp. (a) (c)	1,482		14,953
RealNetworks, Inc. (a) (c)	7,512		43,044
RF Micro Devices, Inc. (a) (c)	20,337		54,096
RightNow Technologies, Inc. (a) (c)	1,389		16,529
Rimage Corp. (a)	677		14,826
Rubicon Technology, Inc. (a)	435		12,606
Safeguard Scientifics, Inc. (a) (c)	9,301		13,858
SAIC, Inc. (a) (c)	12,839		238,677
Sapient Corp. (a) (c)	6,269		43,632
SAVVIS, Inc. (a) (c)	2,113		34,379
Scansource, Inc. (a) (c)	1,802		65,214
Seachange International, Inc. (a) (c)	2,288		16,085
Secure Computing Corp. (a) (c)	3,743		24,142
Semtech Corp. (a) (c)	5,078		72,768
Shoretel, Inc. (a)	608		3,113
SI International, Inc. (a)	859		16,484
Sigma Designs, Inc. (a) (c)	2,275		51,574
Silicon Graphics, Inc. (a) (c)	429		5,088
Silicon Image, Inc. (a) (c)	6,767		33,903
Silicon Storage Technology, Inc. (a)	6,985		18,301
Sirf Technology Holdings, Inc. (a) (c)	4,621		23,521
Skyworks Solutions, Inc. (a) (c)	12,314		89,646
Smart Modular Technologies, Inc. (a) (c)	3,885		24,126
Smith Micro Software, Inc. (a) (c)	2,282		13,966
Solera Holdings, Inc. (a)	2,016		49,110
SonicWALL, Inc. (a)	4,982		40,703
Sonus Networks, Inc. (a) (c)	20,559		70,723
Sourcefire, Inc. (a) (c)	437		2,605
SourceForge, Inc. (a) (c)	5,120		10,189
Spansion, Inc. (a) (c)	6,919		19,027
SPSS, Inc. (a)	1,361		52,780
SRA International, Inc. - Class A (a)	3,177		77,233
Standard Microsystems Corp. (a) (c)	1,558		45,462
Stanley, Inc. (a)	408		12,020
Starent Networks Corp. (a) (c)	817		11,030
STEC, Inc. (a) (c)	2,486		15,388
Stratasys, Inc. (a) (c)	1,424		25,347
Successfactors, Inc. (a) (c)	722		7,047
Super Micro Computer, Inc. (a) (c)	613		5,119
Supertex, Inc. (a) (c)	843		17,206
Switch & Data Facilities Co., Inc. (a) (c)	876		8,944
Sybase, Inc. (a)	7,024		184,731
Sycamore Networks, Inc. (a) (c)	14,175		51,881
SYKES Enterprises, Inc. (a)	2,531		44,520
Synaptics, Inc. (a) (c)	1,757		41,957
Synchronoss Technologies, Inc. (a) (c)	1,227		24,577
Syniverse Holdings, Inc. (a)	2,101		35,003
SYNNEX Corp. (a) (c)	1,254		26,610
Syntax Brillian Corp. (a) (c)	4,411		4,323
Syntel, Inc. (c)	968		25,797
Taleo Corp. (a) (c)	1,270		24,638
Techtarget, Inc. (a) (c)	514		7,283
Techwell, Inc. (a) (c)	995		10,786
Tekelec (a) (c)	4,690		58,390
Terremark Worldwide, Inc. (a) (c)	3,933		21,553
Tessera Technologies, Inc. (a)	3,698		76,918
TIBCO Software, Inc. (a) (c)	14,635		104,494
Trident Microsystems, Inc. (a) (c)	4,400		22,660
Triquint Semiconductor, Inc. (a) (c)	10,700		54,142
Trizetto Group (a)	3,480		58,081
TTM Technologies, Inc. (a)	3,248		36,767
Tyler Technologies, Inc. (a) (c)	2,752		38,473
Ultimate Software Group, Inc. (a)	1,679		50,471
Unica Corp. (a) (c)	651		4,427
Universal Display Corp. (a) (c)	2,086		29,872
UTStarcom, Inc. (a) (c)	8,497		24,131
Varian, Inc. (a)	2,171		125,744
Vasco Data Security International, Inc. (a) (c)	2,015		27,565
Veraz Networks, Inc. (a) (c)	604		1,486
Viasat, Inc. (a)	1,866		40,530
Vignette Corp. (a)	2,092		27,635
Virtusa Corp. (a)	295		2,879
Vocus, Inc. (a)	860		22,704
Volterra Semiconductor Corp. (a) (c)	1,634		18,513
Vonage Holdings Corp. (a) (c)	5,023		9,293
Websense, Inc. (a)	3,217		60,319
Wind River Systems, Inc. (a) (c)	5,755		44,544
Zoran Corp. (a)	3,819		52,168
			11,132,256
Utilities - 4.0%
Alaska Communications Systems Group, Inc. (c)	3,294		40,319
Allete, Inc. (c)	1,765		68,164
American States Water Co. (c)	1,182		42,552
Aquila, Inc. (a)	28,819		92,509
Atlantic Tele-Network, Inc.	726		24,561
Avista Corp. (c)	4,059		79,394
Black Hills Corp. (c)	2,903		103,869
California Water Service Group (c)	1,344		51,274
Centennial Communications Corp. (a) (c)	1,605		9,486
Central Vermont Public Service Corp. (c)	681		16,276
CH Energy Group, Inc.	1,108		43,101
Cincinnati Bell, Inc. (a) (c)	19,049		81,149
Cleco Corp. (c)	4,590		101,806
Consolidated Communications Holdings, Inc. (c)	1,554		23,512
Consolidated Water Co, Inc. (c)	947		20,862
El Paso Electric Co. (a)	3,533		75,500
The Empire District Electric Co. (c)	2,580		52,245
EnergySouth, Inc. (c)	484		25,260
Fairpoint Communications, Inc. (c)	2,710		24,444
FiberTower Corp. (a) (c)	8,313		14,631
General Communication (a) (c)	4,135		25,389
Global Crossing Ltd. (a) (c)	2,742		41,569
Globalstar, Inc. (a) (c)	1,335		9,732
Hungarian Telephone & Cable Corp. (a) (c)	239		4,147
Ibasis, Inc.	2,561		10,500
ICO Global Communications Holdings Ltd. (a) (c)	7,989		24,686
Idacorp, Inc. (c)	3,393		108,949
IDT Corp. (c)	3,504		13,560
Iowa Telecommunications Services, Inc. (c)	2,209		39,166
iPCS, Inc. (c)	1,173		27,390
ITC Holdings Corp. (c)	3,612		188,041
The Laclede Group, Inc. (c)	1,500		53,445
Mediacom Communications Corp. (a) (c)	4,163		18,026
MGE Energy, Inc. (c)	1,438		48,978
Neutral Tandem, Inc. (a) (c)	445		8,014
New Jersey Resources Corp. (c)	2,953		91,691
Nicor, Inc. (c)	3,463		116,045
Northwest Natural Gas Co. (c)	1,940		84,274
Northwestern Corp.	2,767		67,432
Ntelos Holdings Corp. (c)	2,132		51,594
Orbcomm, Inc. (a) (c)	2,017		10,004
Otter Tail Corp. (c)	2,073		73,363
PAETEC Holding Corp. (a)	5,745		38,262
Piedmont Natural Gas Co. (c)	5,746		150,890
Pike Electric Corp. (a)	1,368		19,056
PNM Resources, Inc. (c)	5,904		73,623
Portland General Electric Co.	2,346		52,902
Premiere Global Services, Inc. (a)	5,000		71,700
RCN Corp. (c)	2,350		26,273
Rural Cellular Corp. (a) (c)	806		35,649
Shenandoah Telecom Co. (c)	1,560		23,150
SJW Corp. (c)	1,057		30,220
South Jersey Industries, Inc. (c)	2,050		71,976
Southwest Gas Corp.	3,245		90,730
Southwest Water Co. (c)	1,852		20,502
SureWest Communications (c)	1,029		15,908
Time Warner Telecom, Inc. (a) (c)	11,130		172,404
UIL Holdings Corp. (c)	1,725		51,974
Unisource Energy Corp. (c)	2,715		60,436
USA Mobility, Inc. (c)	1,531		10,931
Virgin Mobile USA, Inc. (a) (c)	2,125		4,314
Westar Energy, Inc.	7,690		175,101
WGL Holdings, Inc.	3,795		121,668
			3,424,578
TOTAL COMMON STOCKS (Cost $85,438,905)			84,373,346
INVESTMENT COMPANIES - 1.1%
Centerline Holdings Co.	3,923		15,927
Prospect Capital Corporation (c)	1,816		27,640
TICC Capital Corp. (c)	1,649		12,400
iShares Russell 2000 Index Fund (c)	12,700		870,077
TOTAL INVESTMENT COMPANIES (Cost $1,122,636)			926,044

RIGHTS - 0.0%
Ares Capital Corp.	1,784		999
Issued by Ares Capital Corp., Exp. 4/21/2008, Strike $12.17 (a) (c)
MCG Capital Corp. (a)	689		737
Issued by MCG Capital Corp., Exp. 4/18/2008, Strike $1.00 (a)
FX Real Estate & Entertainment, Inc.	250		20
Issued by FX Real Estate & Entertainment Inc., Exp. 4/18/2008, Strike $10.00 (a) (c)
Centerline Holding Co.	3,923		1
Issued by Centerline Holding Co., Exp. 4/4/2008, Strike $11.70 (a)
TOTAL RIGHTS (Cost $1,674)			1,757

SHORT TERM INVESTMENTS (e) - 0.7%
Money Market Funds - 0.6%
Northern U.S. Government Select Money Market Fund	495,137		495,137

	Principal
	Amount		Value
U.S. Treasury Bills - 0.1%
1.519%, 07/31/2008	$100,000		$99,543
TOTAL SHORT TERM INVESTMENTS (Cost $594,629)			594,680
Total Investments (Cost $87,157,844) (b) - 100.0%			85,895,827
Northern Institutional Diversified Assets Portfolio (d) - 51.1%			43,926,774
Liabilities in Excess of Other Assets - (51.1)%			(43,938,420)
TOTAL NET ASSETS - 100.0%			$85,884,181

(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $87,318,960 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $17,608,770 and $(19,031,888) respectively, with a net appreciation / (depreciation) of $(1,423,118).
(c) All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $43,035,664, $43,926,774, and $643, respectively.
(e)	Securities and other assets with an aggregate value of $552,000 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2008:
			Unrealized
			Appreciation/
Type	Contracts		(Depreciation)
Russell 2000 Index Mini (06/08)	8		$12,992

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:
	Investments in Securities	Other Financial Instruments *
Description
Level 1 - Quoted prices	$ 129,822,601	$ 12,992
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 129,822,601	$ 12,992

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the instrument.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit EAFE International Index Portfolio

	Shares	Value
COMMON STOCKS - 97.1%
Australia - 6.2%
AGL Energy Ltd.	4,193	$42,305
Alumina Ltd.	10,787	56,192
Amcor Ltd.	7,772	50,785
AMP Ltd.	15,967	114,549
Aristocrat Leisure Ltd.	2,454	21,530
Asciano Group	5,621	20,548
ASX Ltd.	1,423	48,638
Australia & New Zealand Banking Group Ltd.	15,231	313,888
AXA Asia Pacifica Holdings Ltd.	8,433	42,388
Babcock & Brown Ltd.	2,126	28,600
Bendigo and Adelaide Bank Ltd.	2,465	26,808
BHP Billiton Ltd.	26,658	872,431
Billabong International Ltd.	1,824	21,670
BlueScope Steel Ltd.	7,043	63,529
Boart Longyear Group	11,446	19,143
Boral Ltd.	6,513	37,261
Brambles Ltd.	11,941	108,911
Caltex Australia Ltd.	1,232	14,648
Centro Properties Group	9,499	2,604
CFS Retail Property Trust	22,423	44,469
Challenger Financial Services Group Ltd.	4,668	7,764
Coca-Cola Amatil Ltd.	5,406	41,995
Cochlear Ltd.	558	27,895
Commonwealth Bank of Australia	10,568	403,806
Computershare Ltd.	4,023	32,170
Consolidated Media Holdings	15,898	54,194
Crown Ltd	1,182	11,338
CSL Ltd.	4,722	159,283
CSR Ltd.	9,089	26,581
DB RREEF Trust (a)	26,689	41,099
Fairfax Media Ltd.	11,567	36,682
Fortescue Metals Group Ltd. (a)	9,770	58,127
Foster's Group Ltd.	16,992	79,509
Goodman Fielder Ltd.	14,248	23,438
Goodman Group (a)	13,454	52,994
GPT Group	18,319	54,411
Harvey Norman Holdings Ltd.	5,999	21,437
Incitec Pivot Ltd.	451	58,178
Insurance Australia Group Ltd.	15,198	50,835
Leighton Holdings Ltd.	1,151	45,021
Lend Lease Corp. Ltd.	3,544	42,915
Macquarie Airports Ltd.	6,483	19,137
Macquarie Group Ltd.	2,254	108,806
Macquarie Infrastructure Group	20,115	51,105
Mirvac Group	9,273	34,068
National Australia Bank Ltd.	13,993	385,565
Newcrest Mining Ltd.	4,266	130,100
OneSteel Ltd.	6,392	37,328
Orica Ltd.	2,469	65,730
Origin Energy Ltd.	8,338	69,800
Oxiana Ltd.	10,799	31,384
Paladin Energy Ltd. (a)	3,999	18,602
Qantas Airways Ltd.	9,616	34,537
QBE Insurance Group Ltd.	7,292	148,011
Rio Tinto Ltd.	2,198	246,073
Santos Ltd.	5,202	68,935
Sims Group Ltd. (a)	850	23,071
Sonic Healthcare Ltd.	3,340	41,971
St. George Bank Ltd.	2,302	54,089
Stockland	13,366	85,384
Suncorp-Metway Ltd.	8,003	94,131
TABCORP Holdings Ltd.	5,340	69,055
Tatts Group Ltd.	10,389	33,041
Telstra Corporation Ltd.	13,194	33,883
Telstra Corp.	23,583	94,831
Toll Holdings Ltd.	5,127	46,949
Transurban Group	9,446	56,113
Wesfarmers Ltd - PPS	2,525	92,906
Wesfarmers Ltd.	5,733	209,525
Westfield Group (a)	14,917	242,661
Westpac Banking Corp.	14,567	316,179
Woodside Petroleum Ltd.	4,015	199,978
Woolworths Ltd.	9,727	257,796
WorleyParsons Ltd.	1,091	33,372
Zinifex Ltd.	4,678	42,667
		6,757,352
Austria - 0.6%
Erste Bank der Oesterreichischen Sparkassen AG	1,537	99,610
Immoeast AG (a)	3,300	31,780
IMMOFINANZ AG	5,806	62,880
Meinl European Land (a)	3,544	40,341
Oesterreischeische Elektrizitaetswirtschafts AG	686	48,834
OMV AG	1,498	98,998
Raiffeisen International Bank-Holding AG	304	41,443
Telekom Austria AG	3,225	66,648
Voestalpine AG	1,041	72,313
Wienerberger AG	901	47,923
		610,770
Belgium - 1.3%
Belgacom SA	1,638	72,537
Colruyt SA	155	39,887
Delhaize Group	806	63,420
Dexia	4,593	130,885
Fortis	17,334	436,764
Groupe Bruxelles Lambert SA	857	104,573
InBev	1,507	132,616
KBC Groep NV	1,483	192,314
Mobistar SA	402	36,429
Solvay SA	575	73,367
UCB SA	1,011	35,123
Umicore	1,055	54,898
		1,372,813
Denmark - 1.1%
AP Moller - Maersk A/S	12	133,887
Carlsberg A/G	284	36,316
Coloplast A/S - B Shares	381	34,806
Danisco A/S	635	46,381
Danske Bank A/S	3,895	143,690
DSV A/S	2,058	44,986
FLSmidth & Co A/S	501	49,587
Jyske Bank A/S (a)	612	41,073
Novo-Nordisk A/S - Class B	5,982	409,067
Novozymes A/S	436	40,799
Rockwool International	95	15,849
Sydbank A/S	878	31,925
Topdanmark A/S (a)	242	40,731
Vestas Wind Systems A/S (a)	1,480	161,680
William Demant Holding A/S (a)	255	20,380
		1,251,157
Finland - 1.8%
Cargotec Corp. - B Shares	475	23,315
Elisa OYJ	1,567	39,137
Fortum OYJ	3,794	154,597
Kesko OYJ - B Shares	622	32,160
Kone OYJ	1,328	54,490
Metso Oyj	1,143	61,715
Neste Oil OYJ	1,412	49,355
Nokia OYJ	32,891	1,040,614
Nokian Renkaat OYJ	973	41,475
Orion OYJ	987	21,379
Outokumpu OYJ	1,211	55,081
Pohjola Bank Plc	1,198	22,564
Rautaruukki OYJ	800	38,610
Sampo OYJ	4,163	112,716
Sanoma WSOY OYJ	1,286	35,652
Stora Enso OYJ	5,353	61,777
UPM-Kymmene OYJ	4,632	82,269
Wartsila Oyj - B Shares	623	42,047
YIT OYJ	1,560	44,258
		2,013,211
France - 9.8%
Accor SA	1,883	137,522
Aeroports de Paris	329	37,470
Air France-KLM	1,416	39,882
Air Liquide	1,966	299,737
Alcatel-Lucent	19,958	114,062
Alstom	891	193,164
Atos Origin SA (a)	666	37,074
AXA SA	13,205	479,283
BNP Paribas SA	7,010	707,076
Bouygues SA	1,900	120,705
Cap Gemini SA	1,298	73,916
Carrefour SA	5,198	401,046
Casino Guichard Perrachon SA	438	52,512
Cie de Saint-Gobain	2,654	216,414
Cie Generale de Geophysiqu (a)	202	50,286
CNP Assurances	397	48,938
Compagnie Generale des Etablissements Michelin - B Shares	1,288	134,451
Credit Agricole SA	5,277	163,289
Dassault Systemes SA	612	35,537
Eiffage	213	20,715
Essilor International SA	1,910	124,808
France Telecom SA	15,522	521,966
Gaz de France	1,691	102,088
Groupe Danone	3,781	338,100
Hermes International	665	83,045
Imerys SA	430	39,435
JC Decaux SA	606	17,814
Klepierre	724	44,429
Lafarge SA	1,245	216,525
Lagardere S.C.A.	1,190	88,976
Legrand SA	334	10,478
L'Oreal SA	2,162	274,564
LVMH Moet Hennessy Louis Vuitton SA	2,083	231,843
Natixis	1,737	27,944
Neopost SA	330	37,037
PagesJaunes Groupe SA	1,702	30,310
Pernod-Ricard SA	1,500	154,308
Peugeot SA	1,452	112,578
PPR SA	731	108,310
Publicis Groupe	1,336	51,043
Renault SA	1,615	178,733
Safran SA	1,879	38,475
Sanofi-Aventis	8,542	640,842
Schneider Electric SA	1,870	241,968
Scor SE	1,395	33,288
Societe Generale	3,128	306,276
Societe Television Francaise 1	1,322	29,074
Sodexho SA	972	59,755
Suez SA	9,142	599,979
Technip SA	914	71,182
Thales SA	815	52,767
Thomson	2,356	16,366
Total SA	18,631	1,383,626
Unibail	585	150,552
Valeo SA	750	29,744
Vallourec SA	438	106,331
Veolia Environnement	2,910	202,879
Vinci SA	2,873	207,693
Vivendi Universal SA	9,803	383,045
Zodiac SA	564	27,665
		10,738,920
Germany - 8.5%
Adidas AG	1,943	129,173
Allianz SE	3,829	758,534
Arcandor AG (a)	825	16,502
BASF AG	4,119	554,762
Bayer AG	6,299	504,787
Bayerische Motoren Werke AG	1,587	87,667
Beiersdorf AG	893	75,130
Bilfinger Berger AG	312	26,875
Celesio AG	825	40,846
Commerzbank AG	4,931	154,140
Continental AG	1,422	145,004
Daimler Ag	7,962	680,669
Deutsche Bank AG	4,256	481,766
Deutsche Boerse AG	1,659	267,233
Deutsche Lufthansa AG	2,273	61,471
Deutsche Post AG	6,636	202,723
Deutsche Postbank AG	820	78,283
Deutsche Telekom AG	24,450	407,236
E.ON AG	5,229	968,018
Fresenius Medical Care AG	1,687	84,828
Fresenius SE	417	34,728
GEA Group AG (a)	1,363	45,834
HeidelbergCement AG	146	25,141
Hochtief AG	376	34,430
Hypo Real Estate Holding AG	1,781	46,282
Infineon Technologies AG (a)	6,027	42,343
IVG Immobilien AG	935	26,157
K&S AG	271	88,696
Linde AG	991	140,011
MAN AG	980	130,180
Merck KGAA	546	67,296
Metro AG	1,440	116,353
Muenchener Rueckversicherungs AG	1,765	345,192
Puma AG Rudolf Dassler Sport	59	22,722
Q-Cells AG (a)	367	36,421
Rheinmetall AG	302	21,312
RWE AG	3,928	482,838
Salzgitter AG	395	68,715
SAP AG	7,550	375,229
Siemens AG	7,062	765,391
Solarworld AG	617	29,388
ThyssenKrupp AG	3,017	172,615
TUI AG (a)	1,719	44,101
Volkswagen AG	1,383	400,963
		9,287,985
Greece - 0.7%
Alpha Bank AE	3,503	116,138
Coca-Cola Hellenic Bottling Co. SA	1,417	65,971
EFG Eurobank Ergasias SA	2,798	84,990
Hellenic Telecommunications Organization SA	2,985	84,732
National Bank of Greece SA	3,286	173,376
OPAP SA	2,141	76,323
Piraeus Bank SA	2,774	85,312
Public Power Corp.	977	42,726
Titan Cement Co SA	797	33,873
		763,441
Hong Kong - 2.0%
Bank of East Asia Ltd.	12,579	62,954
Belle International Holdings	17,416	18,059
BOC Hong Kong Holdings Ltd.	27,607	66,475
C C Land Holdings Ltd.	6,655	6,379
Cathay Pacific Airways Ltd.	13,804	27,137
Cheung Kong Holdings Ltd.	11,647	165,367
CLP Holdings Ltd.	12,146	99,960
Esprit Holdings Ltd.	8,613	103,365
Foxconn International Holdings Ltd. (a)	19,351	26,107
Fosun International	9,839	6,637
Hang Lung Properties Ltd.	15,508	54,897
Hang Seng Bank Ltd.	5,605	101,475
Henderson Land Development Co. Ltd.	7,722	54,869
Hong Kong & China Gas Co.	28,235	84,894
Hong Kong Aircraft Engineering Co. Ltd.	804	13,265
Hong Kong Exchanges and Clearing Ltd.	8,249	141,606
HongKong Electric Holdings Ltd.	13,423	84,771
Hopewell Holdings Ltd.	5,085	19,307
Hutchison Telecomunications International Ltd.	16,849	24,031
Hutchison Whampoa Ltd.	17,330	164,000
Kerry Properties Ltd.	5,370	32,361
Kingboard Chemical Holdings Ltd.	6,546	23,172
Lee & Man Paper Manufacturing Ltd.	2,705	4,331
Li & Fung Ltd.	17,636	65,376
Link REIT	21,924	48,622
MTR Corp. Ltd.	10,710	36,743
New World Development Ltd.	19,244	46,635
Noble Group Ltd.	7,544	12,058
Orient Overseas International Ltd.	1,502	8,791
Pacific Basin Shipping Ltd.	13,105	21,554
PCCW Ltd.	39,904	25,124
Shangri-La Asia Ltd.	11,794	31,824
Shui On Land Ltd.	18,919	17,721
Shun Tak Holdings Ltd.	7,937	10,504
Sino Land Co.	10,073	21,744
Sun Hung Kai Properties Ltd.	10,037	156,565
Swire Pacific Ltd. - Class A	6,934	78,226
Tencent Holdings Ltd.	6,727	38,334
Tingyi Cayman Islands Holding Corp.	15,503	20,318
Wharf Holdings Ltd.	10,183	47,954
Wing Hang Bank Ltd.	1,880	28,577
		2,102,089
Ireland (Republic of) - 0.7%
Allied Irish Banks Plc	7,072	150,727
Anglo Irish Bank Corp. Plc	3,059	41,050
Bank of Ireland	8,742	130,010
CRH Plc	4,376	166,360
Elan Corp. Plc (a)	4,012	82,278
Experian Group Ltd.	9,717	70,775
Irish Life & Permanent Plc	2,535	49,546
Kerry Group Plc	1,585	49,671
Kingspan Group	1,183	15,782
Ryanair Holdings Plc (a)	3,628	16,038
Smurfit Kappa Group Plc	1,416	17,035
		789,272
Italy - 3.8%
Alleanza Assicurazioni SpA	4,511	58,933
Assicurazioni Generali SpA	8,744	393,156
Atlantia SpA	2,191	66,241
Banca Monte dei Paschi di Siena SpA	10,758	47,641
Banca Popolare di Milano Scrl	4,153	45,601
Banco Popolare Scarl	5,988	99,168
Bulgari SpA	2,554	29,515
Enel SpA	36,890	391,375
ENI SpA	22,386	763,388
Fiat SpA	6,393	147,862
Finmeccanica SpA	2,860	97,258
Fondiaria - Sai SpA	828	34,301
Instituto Finanziario Industriale SpA (a)	682	18,778
Intesa Sanpaola	70,879	499,637
Luxottica Group SpA	1,500	37,819
Mediaset SpA	7,517	69,544
Mediobanca SpA	4,753	97,475
Parmalat SpA	15,709	60,390
Pirelli & C.	29,948	26,217
Prysmian SpA	1,415	30,203
Saipem SpA	1,213	49,101
Snam Rete Gas SpA	9,425	59,928
Telecom Italia SpA - RNC	51,900	85,952
Telecom Italia SpA	93,278	195,124
Terna Rete Electrica Nazionale	14,805	63,167
Unicredito Italiano SpA	79,288	530,748
Unione di Banche Italiane SCPA	5,532	141,748
Unipol	10,348	29,717
		4,169,987
Japan - 19.2%
The 77 Bank Ltd.	3,482	19,492
Acom Co. Ltd.	490	13,002
Advantest Corp.	1,257	32,598
Aeon Co. Ltd.	5,450	64,954
Aiful Corp.	604	9,701
Aisin Seiki Co. Ltd.	1,821	67,959
Ajinomoto Co., Inc.	6,496	65,820
Alfresa Holdings Corp.	414	32,520
Alps Electric Co. Ltd.	1,878	18,482
Amada Co. Ltd.	3,760	28,441
Asahi Breweries Ltd.	4,042	83,330
Asahi Glass Co. Ltd.	7,758	85,534
Asahi Kasei Corp.	10,351	53,998
Asics Corp.	1,589	18,268
Astellas Pharma, Inc.	4,221	163,454
The Bank of Kyoto Ltd.	2,726	33,145
The Bank of Yokohama Ltd.	9,212	62,565
Benesse Corp.	574	27,065
Bridgestone Corp.	5,031	85,650
Canon, Inc.	8,908	410,190
Casio Computer Co. Ltd.	2,964	43,384
Central Japan Railway Co.	13	134,330
The Chiba Bank Ltd.	6,901	46,870
Chiyoda Corp.	928	8,425
Chubu Electric Power Co., Inc.	5,516	137,789
Chugai Pharmaceutical Co. Ltd.	2,694	30,459
Chuo Mitsui Trust Holdings, Inc.	7,204	43,580
Citizen Holdings Co. Ltd.	3,393	28,695
Cosmo Oil Co Ltd.	5,933	18,630
Credit Saison Co. Ltd.	1,649	45,989
CSK Holdings Corp.	718	16,567
Dai Nippon Printing Co. Ltd.	5,676	90,310
Daido Steel Co. Ltd.	3,171	16,383
Daiichi Sankyo Co. Ltd.	6,279	185,510
Daikin Industries Ltd.	2,354	101,311
Daito Trust Construction Co. Ltd.	758	39,086
Daiwa House Industry Co. Ltd.	4,438	43,944
Daiwa Securities Group, Inc.	11,572	100,303
Denki Kagaku KK	4,649	14,645
Denso Corp.	4,116	132,961
Dentsu, Inc.	18	40,991
DIC Corp.	7,257	22,569
East Japan Railway Co.	30	249,498
Eisai Co. Ltd.	2,190	74,699
Electric Power Development Co. Ltd.	1,298	46,748
Elpida Memory, Inc. (a)	711	23,681
Fanuc Ltd.	1,654	157,303
Fast Retailing Co. Ltd.	535	47,177
Fuji Electric Holdings Co. Ltd.	6,741	27,389
FUJIFILM Holdings Corp.	3,925	138,997
Fujikura Ltd.	4,742	21,407
Fujitsu Ltd.	17,274	112,988
Fukuoka Financial Group, Inc.	7,460	38,842
The Furukawa Electric Co.	5,701	18,416
The Gunma Bank Ltd.	4,904	35,078
Hachijuni Bank	4,579	29,078
Hankyu Hanshin Holdings, Inc.	10,385	44,903
Haseko Corp.	5,987	8,829
Hirose Electric Co. Ltd.	321	36,035
Hiroshima Bank	6,024	29,068
Hitachi Chemical Co. Ltd.	1,028	19,327
Hitachi Construction Machinery Co. Ltd.	1,066	26,682
Hitachi Ltd.	28,503	168,994
Hokkaido Electric Power Co., Inc.	2,098	48,725
Hokuhoku Financial Group, Inc.	10,747	32,344
Honda Motor Co. Ltd.	13,076	373,206
HOYA Corp.	3,877	91,013
Ibiden Co. Ltd.	1,089	42,826
Idemitsu Kosan Co. Ltd.	218	16,862
IHI Corp.	10,972	21,244
Inpex Holdings, Inc.	8	89,085
Isetan Co. Ltd.	2,404	27,928
Isuzu Motors Ltd.	5,266	26,309
ITOCHU Corp.	13,517	133,434
J Front Retailing Co. Ltd. (a)	3,697	23,588
Japan Airlines Corp. (a)	9,000	23,385
Japan Petroleum Exploration Co.	306	20,261
Japan Real Estate Investment Corp.	4	46,549
Japan Retail Fund Investment Corp.	3	18,931
Japan Steel Works Ltd.	3,202	54,577
Japan Tobacco, Inc.	37	185,223
JFE Holdings, Inc.	4,780	211,954
JGC Corp.	1,990	30,385
The Joyo Bank Ltd.	5,951	30,089
JS Group Corp.	2,144	32,199
JSR Corp.	1,459	33,006
JTEKT Corp.	2,094	34,158
Kajima Corp.	7,345	20,779
Kamigumi Co. Ltd.	4,563	36,072
Kaneka Corp.	2,950	18,437
The Kansai Electric Power Co. Inc.	6,362	158,284
Kao Corp.	4,697	133,116
Kawasaki Heavy Industries Ltd.	14,984	33,371
Kawasaki Kisen Kaisha Ltd.	5,537	53,826
KDDI Corp.	21	128,301
Keihin Electric Express Railway Co. Ltd.	5,396	36,702
Keio Corp.	7,355	40,951
Keyence Corp.	295	67,831
Kikkoman Corp.	1,707	20,978
Kintetsu Corp.	14,251	50,896
Kirin Holdings Co. Ltd.	6,774	128,100
Kobe Steel Ltd.	22,222	63,313
Komatsu Ltd.	7,564	209,816
Konami Corp.	769	28,930
Konica Minolta Holdings, Inc.	4,412	59,930
Kubota Corp.	9,833	61,062
Kuraray Co. Ltd.	3,940	46,957
Kurita Water Industries Ltd.	1,225	45,102
Kyocera Corp.	1,469	123,350
Kyowa Hakko Kogyo Co. Ltd.	3,132	29,912
Kyushu Electric Power Co., Inc.	3,405	83,178
Lawson, Inc.	661	29,244
Leopalace 21 Corp.	1,237	19,992
Makita Corp.	1,099	34,509
Marubeni Corp.	14,750	107,429
Marui Group Co. Ltd.	3,469	36,924
Matsushita Electric Industrial Co. Ltd.	16,787	363,763
Matsushita Electric Works Ltd.	3,429	35,260
Mazda Motor Corp.	4,545	16,095
Mediceo Paltac Holdings Co. Ltd.	1,703	30,855
Millea Holdings, Inc.	6,470	238,860
Minebea Co.	3,817	22,210
Mitsubishi Chemical Holdings	10,489	69,344
Mitsubishi Electric Corp.	16,054	138,830
Mitsubishi Estate Co. Ltd.	9,527	231,294
Mitsubishi Gas Chemical Co. Ltd.	3,589	25,528
Mitsubishi Heavy Industries Ltd.	28,616	122,295
Mitsubishi Materials Corp.	10,164	44,151
Mitsubishi Motors Corp. (a)	12,791	21,045
Mitsubishi Rayon Co. Ltd.	4,313	13,803
Mitsubishi UFJ Financial Group, Inc.	63,102	544,419
Mitsubishi Corp.	11,722	353,965
Mitsui & Co. Ltd.	15,655	317,246
Mitsui Chemicals, Inc.	6,732	44,574
Mitsui Engineering & Shipbuilding Co.	8,369	22,417
Mitsui Fudosan Co. Ltd.	6,615	131,331
Mitsui Mining & Smelting Co. Ltd.	5,676	17,766
Mitsui OSK Lines Ltd.	9,634	116,462
Mitsui Sumitomo Insurance Co. Ltd.	9,817	99,175
Mitsukoshi Ltd.	4,803	18,936
Mitsumi Electric Co. Ltd.	633	20,004
Mizuho Financial Group, Inc.	76	278,291
Murata Manufacturing Co. Ltd.	1,827	90,727
Namco Bandai Holdings, Inc.	2,161	29,267
NEC Corp.	15,516	59,150
NGK Insulators Ltd.	2,443	43,233
NGK Spark Plug Co. Ltd.	2,056	26,731
Nidec Corp.	961	59,098
Nikon Corp.	3,040	80,971
Nintendo Co. Ltd.	763	393,441
Nippon Building Fund, Inc.	4	50,562
Nippon Electric Glass Co. Ltd.	2,850	44,059
Nippon Express Co. Ltd.	6,913	39,739
Nippon Mining Holdings, Inc.	8,558	45,331
Nippon Oil Corp.	10,537	65,751
Nippon Paper Group, Inc.	8	18,941
Nippon Sheet Glass Co. Ltd.	6,480	28,669
Nippon Steel Corp.	46,039	233,243
Nippon Telegraph & Telephone Corp.	44	189,807
Nippon Yusen KK	11,680	109,676
Nipponkoa Insuranance Co.	3,472	26,472
The Nishi-Nippon City Bank Ltd.	8,514	22,378
Nissan Chemical Industries, Ltd.	1,763	18,571
Nissan Motor Co. Ltd.	17,903	147,994
Nisshin Steel Co. Ltd.	6,396	22,137
Nissin Food Products Co. Ltd.	964	32,494
Nitori Co. Ltd.	482	27,272
Nitto Denko Corp.	1,373	57,989
NOK Corp.	1,195	24,456
Nomura Holdings, Inc.	13,767	205,787
Nomura Real Estate Office Fund, Inc.	2	16,212
Nomura Research Institute Ltd.	1,006	26,290
NSK Ltd.	5,019	38,015
NTN Corp.	4,093	27,922
NTT Data Corp.	11	48,114
NTT DoCoMo, Inc.	125	189,356
NTT Urban Devleopment Corp.	12	17,215
Obayashi Corp.	4,691	19,671
Odakyu Electric Railway Co. Ltd.	6,515	48,235
OJI Paper Co. Ltd.	7,271	32,752
Olympus Corp.	2,017	61,109
Omron Corp.	1,876	38,487
Oriental Land Co. Ltd.	578	33,922
ORIX Corp.	761	103,828
Osaka Gas Co. Ltd.	16,492	65,849
OSAKA Titanium Technologies Co.	161	9,966
Otsuka Corp.	132	11,137
Promise Co. Ltd.	851	24,459
Rakuten, Inc.	47	28,149
Resona Holdings, Inc.	50	83,266
Ricoh Co. Ltd.	5,714	93,896
Rohm Co. Ltd.	916	56,699
Sankyo Co. Ltd.	535	31,774
Sanyo Electric Co. Ltd. (a)	12,428	26,183
Sapporo Hokuyo Holdings	4	27,889
Sapporo Holdings	2,950	24,120
SBI E*Trade Securities Co. Ltd.	12	10,437
SBI Holdings, Inc.	80	19,246
Secom Co. Ltd.	1,900	92,255
Sega Sammy Holdings, Inc.	1,870	19,792
Seiko Epson Corp.	1,051	28,310
Sekisui Chemical Co. Ltd.	3,459	20,925
Sekisui House Ltd.	4,003	37,026
Seven & I Holdings Co. Ltd.	6,913	173,380
Sharp Corp.	8,721	148,208
Shimamura Co. Ltd.	237	20,305
Shimano, Inc.	623	28,625
Shimizu Corp.	5,532	25,418
Shin-Etsu Chemical Co. Ltd.	3,516	181,655
Shinko Securities Co. Ltd.	5,297	15,411
Shinsei Bank Ltd.	17,072	56,347
Shionogi & Co. Ltd.	2,486	42,448
Shiseido Co. Ltd.	3,037	80,282
The Shizuoka Bank Ltd.	5,031	59,405
Showa Denko KK	10,659	35,929
SMC Corp.	511	53,879
Softbank Corp.	6,051	109,693
Sojitz Corp.	9,570	31,682
Sompo Japan Insurance, Inc.	7,250	64,005
Sony Financial Holdings Inc.	9	36,386
Sony Corp.	7,858	312,964
Stanley Electric Co. Ltd.	1,481	36,104
Sumco Corp.	1,210	26,402
Sumitomo Chemical Co. Ltd.	13,889	88,896
Sumitomo Electric Industries Ltd.	6,953	88,029
Sumitomo Heavy Industries Ltd.	4,768	30,804
Sumitomo Metal Industries Ltd.	36,265	137,522
Sumitomo Metal Mining Co. Ltd.	4,757	88,526
Sumitomo Mitsui Financial Group, Inc.	51	335,634
Sumitomo Realty & Development Co. Ltd.	3,188	56,193
The Sumitomo Trust & Banking Co. Ltd.	10,441	71,855
Sumitomo Corp.	9,251	121,856
Suruga Bank Ltd.	1,942	24,489
Suzuken Co. Ltd.	722	29,697
Suzuki Motor Corp.	1,461	36,862
T&D Holdings, Inc.	1,673	87,611
Taiheiyo Cement Corp.	10,203	24,566
Taisei Corp.	8,093	20,622
Taisho Pharmaceutical Co. Ltd.	1,804	35,780
Takashimaya Co. Ltd.	2,879	32,377
Takeda Pharmaceutical Co. Ltd.	7,487	374,801
Takefuji Corp.	947	20,046
TDK Corp.	1,012	59,798
Teijin Ltd.	8,060	33,961
Terumo Corp.	1,368	71,364
THK Co. Ltd.	1,240	21,359
Tobu Railway Co. Ltd.	9,588	51,172
Toho Co. Ltd.	1,043	24,485
Tohoku Electric Power Co., Inc.	4,003	97,786
Tokuyama Corp.	2,321	16,835
The Tokyo Electric Power Co., Inc.	9,952	266,072
Tokyo Electron Ltd.	1,352	82,194
Tokyo Gas Co. Ltd.	18,730	75,724
Tokyo Steel Manufacturing Co. Ltd.	955	12,953
Tokyo Tatemono Co. Ltd.	3,061	20,145
Tokyu Land Corp.	3,871	24,271
Tokyu Corp.	10,216	52,064
TonenGeneral Sekiyu KK	4,494	38,457
Toppan Printing Co. Ltd.	5,987	69,432
Toray Industries, Inc.	11,590	75,228
Toshiba Corp.	25,768	172,166
Tosoh Corp.	5,072	17,453
Toyo Seikan Kaisha Ltd.	1,334	25,334
Toyoda Gosei Co. Ltd.	666	25,055
Toyota Boshoku Corp.	718	21,501
Toyota Industries Corp.	1,703	60,480
Toyota Motor Corp.	22,458	1,119,746
Toyota Tsusho Corp.	2,122	45,024
Trend Micro, Inc.	896	35,146
Ube Industries Ltd.	10,060	32,598
Unicharm Corp.	543	39,712
Urban Corporation	1,484	6,312
Ushio, Inc.	1,125	21,128
West Japan Railway Co.	15	65,911
Yahoo! Japan Corp.	121	62,879
Yakult Honsha Co.	964	29,883
Yamada Denki Co. Ltd.	711	61,342
Yamaha Motor Co.	1,748	32,161
Yamaha Corp.	1,481	28,318
Yamato Holdings Co. Ltd.	3,439	50,371
Yamato Kogyo Co. Ltd.	569	22,947
Yaskawa Electric Corp.	1,785	16,958
Yokogawa Electric Corp.	2,151	21,536
		20,924,937
Luxembourg - 0.6%
ArcelorMittal	7,870	644,723
Millicom International Cellular SA (a)	299	28,482
SES	1,357	28,644
		701,849
Netherlands - 4.8%
Aegon NV	12,910	189,958
Akzo Nobel NV	2,331	187,022
ASML Holding NV	3,552	87,369
Corio NV	425	37,239
European Aeronautic Defense and Space Co.	3,084	73,082
Fugro NV	451	35,024
Hagemeyer NV	3,501	26,752
Heineken NV	2,391	138,875
ING Groep NV	15,588	583,741
James Hardie Industries NV	4,448	25,406
Koninklijke Ahold NV	10,753	159,578
Koninklijke DSM NV	1,199	57,829
Koninklijke Philips Electronics NV	10,060	384,828
Qiagen NV (a)	1,095	22,646
Randstad Holding NV	568	26,606
Reed Elsevier NV	5,704	108,783
Royal Dutch Shell Plc - Class A	31,778	1,095,489
Royal Dutch Shell Plc - Class B	24,292	817,656
Royal KPN NV	16,316	275,621
SBM Offshore NV	1,440	46,446
STMicroelectronics NV	6,296	66,995
TNT NV	3,518	130,687
TomTom (a)	412	17,042
Unilever NV	14,511	487,281
Vedior NV	1,341	38,955
Wolters Kluwer NV	2,683	71,034
		5,191,944
New Zealand - 0.1%
Auckland International Airport Ltd.	11,077	19,856
Fletcher Building Ltd.	5,457	35,995
Telecom Corporation of New Zealand Ltd.	18,018	52,979
		108,830
Norway - 1.1%
Acergy SA	1,780	38,362
Aker Solutions ASA	1,684	38,360
DNB NOR ASA	7,149	108,519
Lighthouse Caledon (a)	198	163
Norsk Hydro ASA	7,239	105,479
Orkla ASA	7,450	94,362
Petroleum Geo - Services	1,323	32,735
Prosafe SE (a)	2,079	32,661
Renewable Energy Corp AS (a)	1,552	43,277
Seadrill Ltd. (a)	2,310	61,919
StatoiHyrdol ASA	11,035	330,681
Storebrand ASA	4,578	36,050
Telenor ASA	7,075	135,461
Yara International ASA	1,539	89,003
		1,147,032
Portugal - 0.3%
Banco Comercial Portugues SA	18,788	61,103
Banco Espirito Santo SA	2,051	35,651
Energias de Portugal SA	17,320	105,001
Portugal Telecom SGPS SA	7,870	91,446
Pt Multimedia Servicos	2,615	31,005
Sonae SGPS, SA	12,038	22,141
		346,347
Singapore - 1.1%
CapitaLand Ltd.	15,244	70,325
Capitamall Trust	16,299	40,853
City Developments Ltd.	4,936	39,518
ComfortDelgro Corp.	18,779	24,830
Cosco Corp Singapore	7,678	20,583
DBS Group Holdings Ltd.	9,270	121,225
Fraser and Neave Ltd.	11,915	41,983
Keppel Corp Ltd.	10,392	74,744
Keppel Land Ltd.	4,577	18,455
Oversea-Chinese Banking Corp. Ltd.	24,248	142,692
Parkway Holdings	13,711	31,876
SembCorp Industries Ltd.	9,339	27,614
Singapore Airlines Ltd.	4,773	54,094
Singapore Exchange Ltd.	5,797	31,587
Singapore Press Holdings Ltd.	18,617	62,217
Singapore Telecommunications Ltd.	63,987	181,764
United Overseas Bank Ltd.	11,119	154,614
Venture Corp. Ltd.	2,618	20,047
		1,159,021
Spain - 4.4%
Abertis Infraestructuras SA	2,501	81,496
Acciona SA	250	66,959
Acerinox SA (a)	1,818	50,400
ACS, Actividades de Construccion y Servicios, SA (a)	1,871	106,546
Banco Bilbao Vizcaya Argentaria SA	31,250	688,239
Banco de Sabadell SA (a)	5,066	55,586
Banco Popular Espanol SA (a)	7,979	144,864
Banco Santander Central Hispano SA	53,372	1,063,379
Cintra Concesiones de Infraestructuras de Transporte SA (a)	2,239	33,121
Criteria Caixacorp SA (a)	6,027	41,391
Enagas	1,497	44,739
Fomento de Construcciones y Contratas SA	435	28,638
Gamesa Corporacion Tecnologica SA (a)	1,341	61,185
Gas Natural SDG SA	934	57,773
Gestevision Telecinco (a)	1,372	27,920
Grupo Ferrovial SA	563	40,878
Iberdrola SA (a)	33,441	518,449
Iberia Lineas Aereas de Espana SA	5,082	22,144
Inditex SA	2,065	114,724
Indra Sistemas SA	1,767	50,883
Red Electrica de Espana	923	56,510
Repsol YPF SA	7,231	249,554
Sacyr Vallehermoso SA	815	28,307
Sociedad General de Aguas de Barcelona SA	884	33,411
Sogecable SA (a)	705	30,909
Telefonica SA	34,924	1,003,484
Union Fenosa SA	1,013	68,081
Zardoya Otis SA	1,126	31,287
		4,800,857
Sweden - 2.4%
Alfa Laval AB	804	48,847
Assa Abloy AB	2,984	54,112
Atlas Copco AB	9,864	168,499
Boliden AB	2,683	28,560
Electrolux AB	2,975	48,817
Getinge AB	1,848	47,896
Hennes & Mauritz AB	4,362	267,952
Husqvarna AB - B Shares	3,351	40,324
Investor AB	2,638	59,381
Lundin Petroleum AB (a)	2,170	29,490
Modern Times Group AB	551	38,391
Nordea Bank AB	17,294	280,285
OMX AB	588	25,779
Sandvik AB	8,242	143,219
Scania AB	2,914	61,180
Securitas AB - Class B	3,536	46,715
Skandinaviska Enskilda Banken AB	3,887	101,724
Skanska AB	3,170	63,487
SKF AB	4,226	84,992
SSAB Svenskt Stal AB	2,229	62,648
Svenska Cellulosa AB	4,786	87,192
Svenska Handelsbanken AB	4,257	123,945
Swedbank AB	1,513	42,397
Swedish Match AB	2,580	56,230
Tele2 AB - B Shares	2,694	50,894
Telefonaktiebolaget LM Ericsson - Class B	124,571	244,452
TeliaSonera AB	18,747	150,497
Volvo AB	12,885	195,166
		2,653,071
Switzerland - 7.4%
ABB Ltd.	17,912	480,852
Actelion Ltd. (a)	768	41,876
Adecco SA	1,100	63,523
Ciba Holding AG	804	29,323
Compagnie Financiere Richemont AG	4,496	252,167
Credit Suisse Group	8,569	436,173
Geberit AG	349	52,011
Givaudan SA	75	74,200
Holcim Ltd.	1,821	191,250
Julius Baer Holding AG	831	61,252
Kuehne & Nagel International AG	482	48,219
Lindt & Spruengli	10	33,229
Logitech International SA (a)	1,371	34,706
Lonza Group AG	404	53,577
Nestle SA	3,359	1,678,485
Nobel Biocare Holding AG	214	49,778
Novartis AG	19,763	1,012,926
OC Oerlikon Corp. AG (a)	54	19,004
Roche Holding AG	6,261	1,178,311
Schindler Holding AG	581	43,527
SGS SA	49	70,458
Sonova Holding AG	447	41,005
Straumann Holding AG	84	23,979
Sulzer AG	25	33,053
Swatch Group AG	343	91,699
Swiss Life Holding	314	87,266
Swiss Reinsurance	3,102	270,968
Swisscom AG	217	74,347
Syngenta AG	818	239,692
Synthes, Inc.	558	78,045
UBS AG	16,319	474,239
Xstrata Plc	4,899	342,921
Zurich Financial Services AG	1,193	375,703
		8,037,764
United Kingdom - 19.2%
3i Group Plc	3,937	64,846
Alliance & Leicester Plc	1,686	17,350
AMEC Plc	3,201	45,963
Anglo American Plc	10,806	649,393
Antofagasta Plc	1,565	21,773
ARM Holdings Plc	13,804	24,108
AstraZeneca Plc	12,841	480,133
Aviva Plc	23,006	281,942
BAE Systems Plc	31,081	299,324
Balfour Beatty Plc	3,799	35,512
Barclays Plc	55,017	494,626
Barratt Developments Plc	2,633	21,608
Berkeley Group Holdings (a)	916	20,252
BG Group Plc	28,465	658,705
BHP Billiton Plc	19,698	584,447
BP Plc	161,172	1,637,725
British Airways Plc (a)	5,404	25,123
British American Tobacco Plc	12,978	487,058
British Energy Group Plc	9,024	116,859
British Land Co.	4,498	81,904
British Sky Broadcasting Group Plc	10,867	120,021
BT Group Plc	70,966	305,979
Bunzl Plc	3,468	48,833
Burberry Group Plc	4,275	38,222
Cable & Wireless Plc	21,980	64,954
Cadbury Plc	17,631	193,676
Capita Group Plc	5,695	76,692
Carnival Plc	1,390	55,201
Carphone Warehouse Group Plc	3,252	18,394
Centrica Plc	30,385	179,854
Charter Plc (a)	749	12,635
Cobham Plc	11,780	46,758
Compass Group Plc	16,454	105,232
Daily Mail & General Trust	3,285	28,181
De La Rue Plc	1	16
Diageo Plc	22,952	462,803
DSG International Plc	16,003	20,168
Enterprise Inns Plc	5,931	47,231
FirstGroup Plc	4,322	48,335
Friends Provident Plc	15,167	37,205
G4S Plc	10,922	49,368
GKN Plc	5,908	35,674
GlaxoSmithKline Plc	46,455	982,814
Hammerson Plc	2,887	63,828
Hays Plc	15,154	34,361
HBOS Plc	31,604	351,246
Home Retail Group Plc	8,370	43,397
HSBC Holdings Plc	102,344	1,685,862
ICAP Plc	4,332	48,919
Imperial Tobacco Group Plc	5,720	263,142
Inchcape Plc	4,460	35,583
Intercontinental Hotels Group	2,549	38,450
International Power Plc	12,574	99,320
Invensys Plc (a)	7,520	33,580
Investec Plc	3,568	23,970
ITV Plc	35,207	44,230
J Sainsbury Plc	13,225	90,027
Johnson Matthey Plc	2,071	82,409
Kazakhmys Plc	894	28,335
Kesa Electricals Plc	7,480	30,544
Kingfisher Plc	23,052	60,390
Ladbrokes Plc	7,650	47,255
Land Securities Group Plc	4,356	130,454
Legal & General Group Plc	56,354	141,369
Liberty International Plc	2,665	51,595
Lloyds TSB Group Plc	47,771	427,585
LogicaCMG Plc	15,089	31,668
London Stock Exchange Group	1,297	31,095
Lonmin	721	43,944
Man Group Plc	14,949	164,515
Marks & Spencer Group Plc	15,943	122,530
Meggitt Plc	7,662	41,931
Mitchells & Butlers Plc	4,486	30,538
Mondi Ltd.	0	3
Mondi Plc	3,027	25,107
National Express Group Plc	1,629	32,491
National Grid Plc	22,205	304,736
Next Plc	2,042	46,159
Old Mutual Plc	46,132	101,169
Pearson Plc	7,182	97,139
Persimmon Plc	3,059	46,443
Provident Financial Plc	1	8
Prudential Plc	21,565	284,826
Punch Taverns Plc	2,954	31,600
Reckitt Benckiser Group Plc	5,030	278,618
Reed Elsevier Plc	9,212	117,186
Rentokil Initial Plc	15,883	30,655
Resolution Plc	5,772	78,412
Reuters Group Plc	10,932	125,837
Rexam Plc	6,157	52,116
Rio Tinto Plc	8,216	853,282
Rolls-Royce Group Plc (a)	15,915	127,290
Royal & Sun Alliance Insurance Group	28,677	73,248
Royal Bank of Scotland Group Plc	81,995	548,808
SABMiller Plc	7,751	169,828
Sage Group Plc	11,447	42,733
Schroders	1,334	24,834
Scottish & Newcastle Plc	7,070	110,848
Scottish & Southern Energy Plc	7,312	203,744
Segro Plc	4,089	41,226
Serco Group	5,127	46,170
Severn Trent Plc	2,268	63,871
Shire Plc	2,495	48,205
Signet Group Plc	27,662	33,900
Smith & Nephew Plc	8,196	108,414
Smiths Group Plc	3,323	61,993
Stagecoach Group	5,074	24,369
Standard Chartered Plc	5,032	171,971
Standard Life Plc	17,670	86,356
Tate & Lyle Plc	3,947	42,300
Taylor Woodrow Plc	9,295	34,589
Tesco Plc	65,978	496,272
Thomas Cook Group Plc	4,538	26,118
Tomkins Plc	9,642	34,205
Travis Perkins Plc	1,413	30,062
TUI Travel Plc	6,576	33,639
Tullow Oil	5,342	70,026
Unilever Plc	11,159	376,270
United Business Media Plc	2,835	30,326
United Utilities Plc	7,840	107,439
Vedanta Resources	522	21,714
Vodafone Group Plc	471,529	1,412,144
Whitbread Plc	2,142	49,610
William Hill Plc	3,535	26,361
WM Morrison Supermarkets Plc	11,100	60,416
Wolseley Plc	6,006	63,175
WPP Group Plc	9,682	115,484
Yell Group Plc	7,261	22,192
		20,894,906
United States - 0.0%
Citigroup, Inc.	1,910	40,912
TOTAL COMMON STOCKS (Cost $96,563,762)		105,864,467

INVESTMENT COMPANIES - 1.5%
iShares MSCI EAFE Index Fund	23,133	1,663,263
TOTAL INVESTMENT COMPANIES (Cost $1,676,553)		1,663,263

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Henkel AG & Co. KGAA	2,300	106,320
Porsche Automobile Holding AG	750	137,091
ProSiebenSat.1 Media AG	916	19,812
Volkswagen AG	895	148,717
TOTAL PREFERRED STOCKS (Cost $361,151)		411,940

RIGHTS - 0.0%
Dowa Mining Co. Ltd.	1,805	534
Issued by Dowa Mining Co. Ltd, Exp. 1/29/2010, Strike $1.00 (a) (c)
TOTAL RIGHTS (Cost $0)		534

SHORT TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Northern U.S. Government Select Money Market Fund	690,931	690,931
TOTAL SHORT TERM INVESTMENTS (Cost $690,931)		690,931
Total Investments (Cost $99,292,397) (b) - 99.6%		108,631,135
Other Assets in Excess of Liabilities - 0.4%		441,444
TOTAL NET ASSETS - 100.0%		$109,072,579

(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $99,903,978 and gross unrealized appreciation and depreciation of securities as of March 31, 2008, was $20,117,622 and ($11,390,465) respectively, with a net appreciation / (depreciation) of $8,727,157.
(c)	Valued in good faith under procedures adopted by the Board of Directors.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ 108,630,601
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	534
Total	$ 108,631,135

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities
Balance as of 12/31/07	$ 632
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(98)
Net purchases (sales)	-
Transfers in and / or out of Level 3	-
Balance as of 3/31/08	$ 534

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit Lehman Aggregate Bond Index Portfolio

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 24.6%
U.S. Treasury Bonds - 4.9%
6.250%, 08/15/2023 (c)	$400,000	$492,344
5.500%, 08/15/2028 (c)	500,000	579,687
5.250%, 11/15/2028 (c)	1,100,000	1,237,930
6.125%, 08/15/2029 (c)	200,000	250,422
		2,560,383
U.S. Treasury Notes - 19.7%
5.625%, 05/15/2008 (c)	300,000	301,019
3.125%, 10/15/2008 (c)	500,000	504,765
3.375%, 12/15/2008 (c)	196,000	198,649
5.500%, 05/15/2009 (c)	200,000	208,812
6.000%, 08/15/2009 (c)	750,000	795,586
6.500%, 02/15/2010 (c)	600,000	653,437
4.000%, 04/15/2010 (c)	400,000	418,938
5.750%, 08/15/2010 (c)	300,000	328,664
4.250%, 01/15/2011 (c)	1,375,000	1,469,639
4.500%, 04/30/2012 (c)	855,000	928,944
3.875%, 02/15/2013 (c)	1,300,000	1,387,140
4.250%, 11/15/2013 (c)	875,000	954,844
4.000%, 02/15/2014 (c)	500,000	539,179
4.000%, 02/15/2015 (c)	800,000	860,250
4.875%, 08/15/2016 (c)	750,000	840,117
4.625%, 02/15/2017 (c)	50,000	54,918
		10,444,901
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,325,272)		13,005,284

SOVEREIGN GOVERNMENT BONDS - 0.6%
Province of New Brunswick
6.750%, 08/15/2013	100,000	117,276
Republic of Italy
2.500%, 07/15/2008	200,000	200,182
TOTAL SOVEREIGN GOVERNMENT BONDS (Cost $309,886)		317,458

MORTGAGE BACKED SECURITIES - 41.1%
Bank of America Commercial Mortgage, Inc.
Series 2002-PB2, 6.186%, 06/11/2035	500,000	509,199
Series 2006-5, 5.390%, 09/10/2047	690,000	654,254
Series 2007-2, 5.688%, 04/10/2049	550,000	546,054
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2000-WF2, 7.110%, 10/15/2032	34,030	34,101
Series 2003-TOP12, 4.240%, 08/13/2039	350,000	343,208
Series 2004-PWR5, 4.254%, 07/11/2042	580,000	572,559
Fannie Mae Pool
Pool #615009, 5.000%, 12/01/2016	1,005,235	1,019,971
Pool #639917, 5.000%, 11/01/2017	161,313	163,719
Pool #727360, 5.500%, 08/01/2018	414,812	425,561
Pool #828624, 5.000%, 06/01/2020	516,169	522,186
Pool #211487, 6.500%, 04/01/2023	66,678	69,709
Pool #653650, 6.500%, 08/01/2032	354,395	367,951
Pool #555591, 5.500%, 07/01/2033	646,663	654,910
Pool #722267, 5.500%, 07/01/2033	797,260	807,427
Pool #732114, 6.000%, 08/01/2033	106,199	109,342
Pool #357457, 5.500%, 11/01/2033	744,423	753,916
Pool #772646, 5.500%, 03/01/2034	1,004,955	1,017,033
Pool #840633, 6.000%, 06/01/2034	594,625	613,513
Pool #801322, 5.000%, 10/01/2034	931,482	923,975
Pool #824839, 5.500%, 06/01/2035	1,466,114	1,482,976
Pool #256101, 5.500%, 02/01/2036	637,967	645,305
Pool #745946, 5.500%, 11/01/2036	978,377	988,845
Pool #903724, 7.500%, 11/01/2036	677,730	708,529
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	1,072,083	1,087,950
Pool #E9-9160, 4.500%, 09/01/2018	414,298	413,754
Pool #G1-1798, 5.000%, 11/01/2020	699,135	707,711
Pool #C7-6658, 5.000%, 02/01/2033	1,101,682	1,094,037
Pool #3583M, 5.500%, 07/20/2034	806,222	822,069
Pool #G0-8051, 5.000%, 04/01/2035	691,433	685,719
Pool #G0-8146, 6.000%, 08/01/2036	922,135	946,732
Pool #A6-6783, 6.000%, 10/01/2037	1,874,870	1,924,329
J.P. Morgan Chase Commercial Mortgage Backed Security Corp.
Series 2001-C1, 5.464%, 10/12/2035	172,239	172,632
TOTAL MORTGAGE BACKED SECURITIES (Cost $21,636,359)		21,789,176

ASSET BACKED SECURITIES - 0.2%
Residential Asset Securities Corp.
Series 2003-KS4, 4.610%, 06/25/2033	127,678	94,778
TOTAL ASSET BACKED SECURITIES (Cost $126,186)		94,778

U.S. GOVERNMENT AGENCY ISSUES - 9.6%
Fannie Mae
5.050%, 02/07/2011	1,300,000	1,383,936
6.000%, 05/15/2011	300,000	327,983
6.125%, 03/15/2012	350,000	390,506
Federal Farm Credit Bank
4.250%, 02/01/2012	750,000	784,920
Freddie Mac
5.750%, 03/15/2009	200,000	206,529
7.000%, 03/15/2010	1,300,000	1,416,497
3.250%, 02/25/2011	300,000	304,379
4.125%, 12/21/2012	250,000	259,631
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $4,864,550)		5,074,381

CORPORATE BONDS - 16.3%
Consumer Discretionary - 1.2%
EW Scripps Co.
5.750%, 07/15/2012	180,000	184,297
Johnson Controls, Inc.
5.250%, 01/15/2011	200,000	206,368
McDonalds Corp.
4.300%, 03/01/2013 (c)	100,000	101,181
TCI Communications, Inc.
8.750%, 08/01/2015	100,000	113,118
Thomson Reuters Corp.
6.200%, 01/05/2012	100,000	102,105
		707,069
Consumer Staples - 1.4%
Campbell Soup Co.
5.875%, 10/01/2008 (c)	230,000	233,552
Cargill Inc.
5.000%, 11/15/2013 (a)	250,000	249,138
Wal Mart Stores, Inc.
6.500%, 08/15/2037	250,000	262,504
		745,194
Energy - 2.7%
Apache Corp.
5.625%, 01/15/2017 (c)	100,000	104,318
Colonial Pipeline Co.
7.750%, 11/01/2010 (a)	375,000	415,155
6.580%, 08/28/2032 (a)	100,000	101,790
Conoco Funding Co.
6.350%, 10/15/2011	80,000	87,162
Devon Financing Corp ULC
6.875%, 09/30/2011	280,000	305,615
Public Service of North Carolina, Inc.
6.625%, 02/15/2011	180,000	192,576
Suncor Energy, Inc.
6.500%, 06/15/2038	250,000	246,617
		1,453,233
Financials - 2.3%
American General Finance Corp.
5.375%, 09/01/2009	210,000	212,044
Bank of America Corp.
5.750%, 12/01/2017	100,000	103,484
Camden Property Trust
5.875%, 11/30/2012	100,000	97,863
Caterpillar Financial Services Corp.
4.850%, 12/07/2012	100,000	102,273
General Electric Capital Corp.
6.125%, 02/22/2011 (c)	250,000	265,732
The Progressive Corp.
6.375%, 01/15/2012	165,000	178,122
US Bank NA
4.950%, 10/30/2014	100,000	101,933
Wells Fargo & Co.
4.375%, 01/31/2013 (c)	125,000	124,360
		1,185,811
Health Care - 1.3%
AstraZeneca Plc
6.450%, 09/15/2037	350,000	375,544
C.R. Bard, Inc.
6.700%, 12/01/2026	250,000	258,810
Pharmacia Corp.
5.875%, 12/01/2008 (e)	50,000	51,075
		685,429
Industrials - 5.0%
Chevron Phillips Chemical Company LLC
7.000%, 03/15/2011	200,000	221,835
CSX Corp.
4.875%, 11/01/2009	180,000	181,404
Deere & Co.
6.550%, 10/01/2028	250,000	265,177
Eaton Corp.
5.750%, 07/15/2012	439,000	461,001
Emerson Electric Co.
4.750%, 10/15/2015 (c)	200,000	199,926
Honeywell International, Inc.
7.500%, 03/01/2010	108,000	116,403
4.250%, 03/01/2013	100,000	101,012
Lockheed Martin Corp.
7.200%, 05/01/2036 (c)	150,000	175,259
Masco Corp.
5.875%, 07/15/2012	180,000	181,444
Pitney Bowes, Inc.
5.750%, 09/15/2017	180,000	183,143
United Parcel Service, Inc.
6.200%, 01/15/2038	250,000	267,416
United Technologies Corp.
4.375%, 05/01/2010 (c)	250,000	256,276
		2,610,296
Information Technology - 1.0%
Cisco Systems, Inc.
5.250%, 02/22/2011	250,000	260,971
Oracle Corp / Ozark Holdings, Inc.
5.250%, 01/15/2016	250,000	249,871
		510,842
Materials - 0.3%
Alcoa, Inc.
5.720%, 02/23/2019	149,000	145,805

Telecommunication Services - 0.7%
GTE Corp.
7.510%, 04/01/2009 (c)	180,000	186,142
6.940%, 04/15/2028	80,000	80,749
Verizon Communications, Inc.
4.350%, 02/15/2013	100,000	97,986
		364,877
Utilities - 0.4%
Exelon Generation Co. LLC
5.350%, 01/15/2014	230,000	224,624
TOTAL CORPORATE BONDS (Cost $8,628,111)		8,633,180

	Shares	Value
INVESTMENT COMPANIES - 5.8%
iShares Lehman Aggregate Bond Fund	30,000	$3,080,400
TOTAL INVESTMENT COMPANIES (Cost $3,080,007)		3,080,400

SHORT TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Northern U.S. Government Select Money Market Fund	550,320	550,320
TOTAL SHORT TERM INVESTMENTS (Cost $550,320)		550,320
Total Investments (Cost $51,520,691) (b) - 99.2%		52,544,977
Northern Institutional Liquid Assets Portfolio (d) - 25.8%		13,679,540
Liabilities in Excess of Other Assets - (25.0)%		(13,251,643)
TOTAL NET ASSETS - 100.0%		$52,972,874

(a)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(b)	For federal income tax purposes, cost is $51,520,790 and gross unrealized appreciation and depreciation of securities as of March 31, 2008 was $1,290,078 and ($265,891), respectively, with a net appreciation / (depreciation)
of $1,024,187.
(c)	All or a portion of this security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $14,186,887, $13,679,540, and $913,854, respectively.
(e) Variable rate security.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ 30,315,544
Level 2 - Other significant observable inputs	35,908,973
Level 3 - Significant unobservable inputs	-
Total	$ 66,224,517

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit Inflation Protected Plus Portfolio

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS (a) - 99.1%
U.S. TREASURY NOTES & BONDS
U.S. Treasury Bonds - 37.0%
1.875%, 07/15/2013	$57,455	$61,970
2.375%, 01/15/2017	52,326	58,401
2.375%, 01/15/2025	89,570	97,457
2.000%, 01/15/2026	63,800	65,774
2.375%, 01/15/2027	31,396	34,270
1.750%, 01/15/2028	70,518	69,907
3.625%, 04/15/2028	78,291	101,521
3.875%, 04/15/2029	64,190	86,771
		576,071
U.S. Treasury Notes - 62.1%
3.875%, 01/15/2009	51,475	53,337
4.250%, 01/15/2010	62,720	68,051
0.875%, 04/15/2010	55,701	57,002
3.500%, 01/15/2011	72,756	80,458
2.375%, 04/15/2011	63,797	68,542
2.000%, 04/15/2012	62,402	67,185
3.000%, 07/15/2012	82,165	92,088
2.000%, 01/15/2014	57,110	61,857
2.000%, 07/15/2014	55,982	60,797
1.625%, 01/15/2015	44,211	46,894
1.875%, 07/15/2015	75,951	81,986
2.000%, 01/15/2016	63,818	69,198
2.500%, 07/15/2016	52,252	58,860
2.625%, 07/15/2017	50,915	58,019
1.625%, 01/15/2018	40,296	42,314
		966,588
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,485,793)		1,542,659
Total Investments (Cost $1,485,793) (b) - 99.1%		1,542,659
Other Assets in Excess of Liabilities - 0.9%		14,313
TOTAL NET ASSETS - 100.0%		$1,556,972

(a) Inflation protected security.
(b)	For federal income tax purposes, cost is $1,485,793 and gross unrealized appreciation and depreciation of securities as of March 31, 2008, was $58,526 and ($1,660) respectively, with a net appreciation / (depreciation) of $56,866.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ 1,542,659
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$ 1,542,659

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit Lifestyle ETF Maket Strategy Target Portfolio

		Shares	Value
INVESTMENT COMPANIES - 94.6%
iShares Lehman Aggregate Bond Fund		39,177	$4,022,694
iShares Lehman U.S. Treasury Inflation Protected Securities Fund		1,249	137,265
iShares MSCI EAFE Index Fund		28,919	2,079,276
iShares Russell 2000 Index Fund		6,144	420,926
iShares S&P 500 Growth Index Fund		43,887	2,755,665
iShares S&P 500 Value Index Fund		35,718	2,473,829
Midcap SPDR Trust Series 1		3,933	555,182
Summit High Yield Bond Fund (a)		10,451	274,347
Vanguard Emerging Markets Viper		1,398	131,454
Vanguard REIT ETF		2,244	141,439
TOTAL INVESTMENT COMPANIES (Cost $13,717,826)			12,992,077

SHORT TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%
Northern U.S. Government Select Money Market Fund		835,368	835,368
TOTAL SHORT TERM INVESTMENTS (Cost $835,368)			835,368
Total Investments (Cost $14,553,194) (b) - 100.7%			13,827,445
Liabilities in Excess of Other Assets - (0.7)%			(90,840)
TOTAL NET ASSETS - 100.0%			$13,736,605

(a)
Affiliated issuer.  Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

(b)	For federal income tax purposes, cost is $14,559,012 and gross unrealized appreciation and depreciation of securities as of March 31, 2008, was $53,922 and ($785,489) respectively, with a net appreciation / (depreciation) of ($731,567).

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ 13,827,445
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$ 13,827,445

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit Lifestyle ETF Market Strategy Conservative Portfolio

		Shares	Value
INVESTMENT COMPANIES - 92.5%
iShares Lehman Aggregate Bond Fund		3,984	$409,077
iShares Lehman U.S. Treasury Inflation Protected Securities Fund		133	14,617
iShares MSCI EAFE Index Fund		1,177	84,626
iShares Russell 2000 Index Fund		231	15,826
iShares S&P 500 Growth Index Fund		1,779	111,703
iShares S&P 500 Value Index Fund		1,415	98,003
Midcap SPDR Trust Series 1		150	21,174
Summit High Yield Bond Fund (a)		420	11,030
Vanguard Emerging Markets Viper		58	5,454
Vanguard REIT ETF		100	6,303
TOTAL INVESTMENT COMPANIES (Cost $804,388)			777,813

SHORT TERM INVESTMENTS - 8.1%
Money Market Funds - 8.1%
Northern U.S. Government Select Money Market Fund		68,575	68,575
TOTAL SHORT TERM INVESTMENTS (Cost $68,575)			68,575
Total Investments (Cost $872,963) (b) - 100.6%			846,388
Liabilities in Excess of Other Assets - (0.6)%			(5,102)
TOTAL NET ASSETS - 100.0%			$841,286

(a)
Affiliated issuer.  Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

(b)	For federal income tax purposes, cost is $873,018 and gross unrealized appreciation and depreciation of securities as of March 31, 2008, was $10,913 and ($37,543) respectively, with a net appreciation / (depreciation) of ($26,630).

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ 846,388
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$ 846,388

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit Lifestyle ETF Market Strategy Aggressive Portfolio

		Shares	Value
INVESTMENT COMPANIES - 93.3%
iShares Lehman Aggregate Bond Fund		1,679	$172,400
iShares Lehman U.S. Treasury Inflation Protected Securities Fund		51	5,605
iShares MSCI EAFE Index Fund		2,455	176,514
iShares Russell 2000 Index Fund		522	35,762
iShares S&P 500 Growth Index Fund		3,727	234,018
iShares S&P 500 Value Index Fund		3,033	210,066
Midcap SPDR Trust Series 1		334	47,147
Summit High Yield Bond Fund (a)		1,084	28,462
Vanguard Emerging Markets Viper		111	10,437
Vanguard REIT ETF		190	11,976
TOTAL INVESTMENT COMPANIES (Cost $1,004,646)			932,387

SHORT TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
Northern U.S. Government Select Money Market Fund		23,353	23,353
TOTAL SHORT TERM INVESTMENTS (Cost $23,353)			23,353
Total Investments (Cost $1,027,999) (b) - 95.6%			955,740
Other Assets in Excess of Liabilities - 4.4%			44,278
TOTAL NET ASSETS - 100.0%			$1,000,018

(a)
Affiliated issuer.  Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

(b)	For federal income tax purposes, cost is $1,028,077 and gross unrealized appreciation and depreciation of securities as of March 31, 2008, was $4,533 and ($76,870) respectively, with a net appreciation / (depreciation) of ($72,337).

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ 955,740
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$ 955,740

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
March 31, 2008 (Unaudited)
Summit Natural Resources Portfolio

	Shares	Value
INVESTMENT COMPANIES - 98.3%
iPath Dow Jones - AIG Commodity Index Total Return ETN (a)	15,282	$939,996
iShares Dow Jones U.S. Utilities Sector Index Fund	626	57,573
iShares S&P Global Materials Sector Index Fund	1,309	99,288
iShares S&P Global Utilities Sector Index Fund	1,551	98,706
iShares S&P GSSI Natural Resources Index Fund	7,031	897,859
Powershares DB Commodity Index Tracking Fund	26,428	945,329
Powershares Water Resources Portfolio	6,006	115,555
Vanguard Materials ETF	6,854	582,521
Vanguard REIT ETF	1,232	77,653
TOTAL INVESTMENT COMPANIES (Cost $3,550,885)		3,814,480
Total Investments (Cost $3,550,885) (b) - 98.3%		3,814,480
Other Assets in Excess of Liabilities - 1.7%		67,701
TOTAL NET ASSETS - 100.0%		$3,882,181

(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $3,553,384 and gross unrealized appreciation and depreciation of securities as of March 31, 2008, was $300,570 and ($39,474) respectively, with a net appreciation / (depreciation) of $261,096.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments in Securities
Description
Level 1 - Quoted prices	$ 3,814,480
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$ 3,814,480

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Controller have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Summit Mutual Funds, Inc.

By:    /s/ Steven R. Sutermeister
                Steven R. Sutermeister
President and Chief Executive Officer

Date:        5/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Steven R. Sutermeister
                Steven R. Sutermeister
President and Chief Executive Officer

Date:      5/28/08

By:    /s/ Thomas G. Knipper
                Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date:        5/28/08